UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Conservative Income Municipal Bond Fund Fidelity® Conservative Income Municipal Bond Fund and Institutional Class Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Maturity Diversification

	% of fund's investments	% of fund's investments 6 months ago
1 - 7	50.2	49.5
8 - 30	1.5	0.3
31 - 60	1.4	3.5
61 - 90	1.4	0.6
91 - 180	1.8	5.3
> 180	43.7	40.8

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	12.3	16.9
Louisiana	9.9	9.9
Texas	8.3	13.5
Georgia	7.9	2.1
New Jersey	7.6	6.6

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.6	22.5
Synthetics	19.5	20.6
Industrial Development	17.9	20.5
Electric Utilities	17.5	11.8
Health Care	8.6	13.3

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	0.8%
AA,A	37.3%
BBB	4.7%
BB and Below	0.1%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	56.8%

As of December 31, 2016
AAA	0.2%
AA,A	47.2%
BBB	4.2%
BB and Below	0.4%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	47.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 42.8%
	Principal Amount	Value
Alabama - 0.6%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
2% 3/1/18	500,000	503,110
3% 3/1/19	550,000	566,330
Series 2016 B, 5% 3/1/19	900,000	956,097
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	4,425,000	4,430,664
Series 2009 E, 1.85%, tender 3/24/20 (a)	2,110,000	2,123,399
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/18	1,000,000	1,020,650

TOTAL ALABAMA		9,600,250

Arizona - 0.9%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2011, 3% 8/1/17	1,100,000	1,101,540
Series 2016 A, 5% 7/1/19	500,000	538,000
Arizona Ctfs. of Prtn.:
Series 2008 A, 4% 9/1/17 (FSA Insured)	145,000	145,690
Series 2010 A:
5% 10/1/17 (FSA Insured)	250,000	252,420
5% 10/1/18 (FSA Insured)	140,000	146,772
Series 2013 A, 3% 10/1/17	100,000	100,498
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	725,000	736,499
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2013 A2, 5% 9/1/17	375,000	377,385
Series 2015 A, 5% 9/1/19	600,000	647,766
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Seried 2017 A, 1.8%, tender 5/21/20 (a)(b)	6,300,000	6,280,659
Series 2017 B, 1.6%, tender 5/21/20 (a)	1,100,000	1,100,297
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	380,604
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/20	3,175,000	3,460,655
Phoenix Civic Impt. Board Arpt. Rev. Series 2008 B, 5.25% 7/1/17 (b)	500,000	500,000

TOTAL ARIZONA		15,768,785

California - 0.1%
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	2,600,000	2,608,112
Colorado - 1.1%
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5% 2/1/18	205,000	209,016
5.125% 10/1/17	50,000	50,460
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	250,000	275,660
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	2,080,000	2,192,902
Denver City & County Arpt. Rev.:
Series 2011 A, 4% 11/15/17 (b)	50,000	50,546
Series 2012 A, 4% 11/15/17 (b)	100,000	101,091
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,465,000	10,290,967
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,225,000	3,171,368
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,298,248
Series 2015 A, 2.35% 9/1/20	400,000	410,804

TOTAL COLORADO		18,051,062

Connecticut - 5.5%
Connecticut Gen. Oblig.:
Bonds Series 2012 D, 1.56%, tender 7/6/17 (a)	3,850,000	3,850,616
Series 2005 B, 5.25% 6/1/19	1,000,000	1,069,100
Series 2011 C, 2.01% 5/15/19 (a)	5,000,000	5,041,650
Series 2011 D, 5% 11/1/19	500,000	537,360
Series 2012 A:
2.01% 4/15/19 (a)	2,025,000	2,044,481
2.16% 4/15/20 (a)	6,900,000	6,991,701
Series 2012 C:
5% 6/1/19	500,000	532,215
5% 6/1/20	2,105,000	2,294,639
Series 2012 D:
1.43% 9/15/17 (a)	2,000,000	2,001,520
1.68% 9/15/18 (a)	3,015,000	3,023,744
1.83% 9/15/19 (a)	2,515,000	2,528,833
Series 2013 A:
1.46% 3/1/19 (a)	825,000	825,033
5% 10/15/19	1,300,000	1,395,303
Series 2013 D:
1.79% 8/15/18 (a)	3,000,000	3,012,000
1.79% 8/15/19 (a)	1,000,000	1,004,660
Series 2014 C:
5% 6/15/18	595,000	615,992
5% 6/15/20	1,375,000	1,500,496
Series 2014 E, 5% 9/1/19	1,675,000	1,791,697
Series 2014 H, 5% 11/15/18	225,000	236,232
Series 2015 A, 5% 3/15/18	490,000	503,299
Series 2015 C, 1.66% 6/15/18 (a)	795,000	798,657
Series 2015 F, 5% 11/15/20	500,000	551,390
Series 2016 B:
5% 5/15/19	2,125,000	2,260,766
5% 5/15/20	1,000,000	1,089,030
5% 5/15/21	6,780,000	7,550,208
Series 2016 E:
4% 10/15/19	3,450,000	3,626,261
5% 10/15/20	4,220,000	4,643,224
Series 2016 G:
5% 11/1/18	2,000,000	2,097,000
5% 11/1/19	2,000,000	2,149,440
Series 2017 A, 5% 4/15/20	10,000,000	10,867,800
Series D, 1.93% 8/15/20 (a)	300,000	302,379
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	2,100,000	2,110,248
(Yale New Haven Hosp. Proj.) Series B, 1.254%, tender 7/1/19 (a)	3,000,000	2,997,810
Series 2010 A2, 1.2%, tender 2/1/19 (a)	925,000	923,418
Series 2011F, 5% 7/1/18	2,705,000	2,802,732
Series 2016 CT, 3% 12/1/19	600,000	624,630
Series A:
4% 7/1/17	200,000	200,000
5% 7/1/20	1,355,000	1,489,226
Series N:
4% 7/1/17	190,000	190,000
5% 7/1/17	495,000	495,000
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (b)	950,000	1,013,194
New Britain Gen. Oblig.:
Series 2016 A, 5% 3/1/18 (Escrowed to Maturity)	1,000,000	1,026,350
Series 2017 A:
5% 3/1/19 (FSA Insured)	385,000	409,848
5% 3/1/20 (FSA Insured)	250,000	272,328
5% 3/1/21 (FSA Insured)	345,000	385,538
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	475,000	498,247

TOTAL CONNECTICUT		92,175,295

District Of Columbia - 0.1%
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/17	385,000	385,385
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	325,000	333,938
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2007 E, 5% 10/1/19 (b)	625,000	630,719
Series 2011 C, 4% 10/1/17 (b)	250,000	251,760
Series 2012 A, 5% 10/1/18 (b)	200,000	209,546

TOTAL DISTRICT OF COLUMBIA		1,811,348

Florida - 1.6%
Broward County Arpt. Sys. Rev. Series 2012 P1, 4% 10/1/19 (b)	725,000	766,840
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	310,000	323,296
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	600,000	643,386
Series 2012 A, 5% 7/1/17	500,000	500,000
Citizens Property Ins. Corp.:
Series 2011 A1:
5% 6/1/18	1,325,000	1,371,640
5% 6/1/19	45,000	48,189
Series 2015 A1, 5% 6/1/18	855,000	868,945
Series 2015 A2, 1.76% 6/1/18 (a)	1,000,000	1,000,330
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.15%, tender 6/21/18 (a)	3,500,000	3,495,345
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C:
5% 10/1/17	250,000	252,228
5% 10/1/18	275,000	287,293
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2015 B, 5% 10/1/17	665,000	671,198
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2008 A, 5.25% 10/1/17 (FSA Insured) (b)	250,000	252,610
Series 2010 B, 4.25% 10/1/18 (b)	165,000	171,320
Series 2016, 5% 10/1/20 (b)	200,000	222,160
6% 10/1/17 (b)	60,000	60,732
Halifax Hosp. Med. Ctr. Rev. Series 2016:
4% 6/1/18	500,000	512,710
5% 6/1/19	250,000	265,768
Lake County School Board Ctfs. of Prtn. Series 2014 A, 4% 6/1/18 (FSA Insured)	95,000	97,398
Lakeland Hosp. Sys. Rev. Series 2016:
3% 11/15/17	315,000	317,199
4% 11/15/18	500,000	518,800
5% 11/15/19	265,000	285,765
Lee County Arpt. Rev. Series 2010 A, 5% 10/1/17 (FSA Insured) (b)	415,000	418,938
Miami-Dade County Aviation Rev.:
Series 2007 C. 5.25% 10/1/18 (FSA Insured) (b)	650,000	656,123
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	165,000	166,711
Series 2010 B:
5% 10/1/17	370,000	373,556
5% 10/1/18	465,000	486,785
Series 2012 B, 4% 10/1/17	785,000	790,699
Miami-Dade County Expressway Auth.:
Series 2013 A, 5% 7/1/17	100,000	100,000
Series 2014 B:
5% 7/1/17	585,000	585,000
5% 7/1/18	590,000	612,863
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/18 (AMBAC Insured)	405,000	421,524
Series 2008 B, 5% 5/1/18 (Assured Guaranty Corp. Insured)	320,000	330,096
Series 2014 D, 5% 11/1/19	680,000	737,290
Series 2015 A, 5% 5/1/20	1,600,000	1,759,600
Series 2016 C, 5% 2/1/20	1,830,000	1,997,628
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	800,000	800,000
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	500,000	501,450
Reedy Creek Impt. District Utils. Rev. Series 2013 1, 5% 10/1/17	570,000	575,381
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	95,000	96,403
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/19 (FSA Insured) (b)	1,000,000	1,076,430
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 4% 9/1/17	475,000	477,261
Series 2016 A:
5% 9/1/18	350,000	364,105
5% 9/1/19	425,000	454,980
5% 9/1/20	585,000	643,436

TOTAL FLORIDA		27,359,411

Georgia - 2.8%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/18 (b)	350,000	356,633
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997, 2.375%, tender 8/10/17 (a)	13,925,000	13,940,318
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 1.8%, tender 4/3/18 (a)	13,600,000	13,631,824
Clarke County Hosp. Auth. Series 2016:
5% 7/1/18	900,000	933,786
5% 7/1/19	1,150,000	1,232,214
5% 7/1/20	750,000	827,993
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	500,000	551,995
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.):
Series 2012 A, 5% 11/1/17	535,000	541,506
Series A, 5% 11/1/18	225,000	234,641
(Proj. One) Series 2008 A, 5.25% 1/1/18	350,000	356,297
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	45,000	47,024
Series 2008 A:
5.25% 1/1/18	1,600,000	1,628,784
5.25% 1/1/19	415,000	436,153
5.25% 1/1/21	540,000	602,483
Series 2009 B, 4% 1/1/18	600,000	607,176
Series 2011 A:
5% 1/1/18	1,195,000	1,215,064
5% 1/1/19	2,920,000	3,058,174
5% 1/1/20	485,000	523,058
5% 1/1/21	15,000	16,610
Series 2015 A:
5% 1/1/20	390,000	420,603
5% 1/1/21	1,000,000	1,107,300
Series 2016 A:
4% 1/1/19	825,000	851,986
4% 1/1/21	1,100,000	1,181,026
5% 1/1/19	1,500,000	1,570,980
Series GG:
5% 1/1/20	475,000	513,480
5% 1/1/21	855,000	949,802
4.25% 1/1/18	100,000	101,317
5% 11/1/17	205,000	207,493
5% 1/1/18	80,000	80,153

TOTAL GEORGIA		47,725,873

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	155,000	160,865
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/17 (b)	800,000	802,176

TOTAL HAWAII		963,041

Illinois - 4.6%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	449,108
Series 2011 B, 5% 1/1/18 (b)	60,000	61,140
Chicago Park District Gen. Oblig.:
Series 2008 B, 4.25% 1/1/18	715,000	724,030
Series 2011 D, 4% 1/1/18	425,000	429,858
Series 2013 B, 4% 1/1/18	115,000	116,314
Series 2014 D, 4% 1/1/18	500,000	505,715
Chicago Wastewtr. Transmission Rev.:
Series 2006 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	145,249
Series 2010 A, 3% 1/1/18	60,000	60,510
Series 2012, 5% 1/1/18	500,000	509,080
Chicago Wtr. Rev. 5% 11/1/17 (FSA Insured)	830,000	840,417
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/17	250,000	252,628
5% 11/15/17	1,455,000	1,475,472
Series 2014 A:
5% 11/15/17	1,630,000	1,652,934
5% 11/15/18	1,505,000	1,573,869
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,074,914
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (a)	2,290,000	2,290,000
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,695,000	2,983,850
Bonds:
(Advocate Health Care Network Proj.) Series 2008 C-3B, 0.7%, tender 7/25/17 (a)	1,000,000	999,810
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	475,000	476,021
Series 2008 A, 4.375% 7/1/17	250,000	250,000
Series 2008 B, 5.5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	250,000	262,423
Series 2008 D, 5.5% 11/1/18	780,000	805,108
Series 2011 A, 5% 8/15/18	2,500,000	2,602,850
Series 2012 A:
5% 5/15/18	1,560,000	1,610,450
5% 5/15/19	650,000	690,911
Series 2015 A:
4% 11/15/17	240,000	242,513
5% 11/15/17	1,125,000	1,141,043
5% 11/15/18	250,000	263,070
Series 2016 A:
5% 8/15/18	500,000	516,015
5% 7/1/19	600,000	639,720
5% 8/15/19	500,000	527,830
Series 2016 D, 5% 2/15/20	1,980,000	2,162,992
Series 2016:
3% 11/15/17	250,000	251,690
4% 11/15/18	375,000	388,740
5% 11/15/19	320,000	345,232
5% 8/15/17	525,000	527,216
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/18	5,110,000	5,176,277
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	435,957
Series 2007 B, 5.25% 1/1/18	1,815,000	1,840,719
Series 2008, 4.5% 4/1/18	375,000	375,694
Series 2010, 5% 1/1/18	4,280,000	4,335,512
Series 2014, 4% 2/1/18	810,000	817,047
Series 2016:
5% 1/1/18	5,315,000	5,383,936
5% 2/1/18	14,610,000	14,819,069
3% 1/1/18	550,000	551,848
5% 8/1/17	3,070,000	3,076,201
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	370,000	405,727
Series 2015 A:
5% 2/1/18	2,780,000	2,840,882
5% 2/1/19	3,515,000	3,709,590
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	74,216
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	102,534
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,014,480
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 A, 5% 10/1/18	500,000	521,655
Univ. of Illinois Rev.:
Series 2001 B, 5.5% 4/1/19	425,000	452,200
Series A, 0% 4/1/18	800,000	790,384
Will County Illinois Series 2016, 4% 11/15/18	405,000	420,062

TOTAL ILLINOIS		76,992,712

Indiana - 0.3%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	126,743
Indiana Fin. Auth. Rev. Series 2016:
3% 9/1/18	150,000	152,646
3% 9/1/19	250,000	256,570
4% 9/1/20	500,000	532,925
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/18	875,000	917,096
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/20 (b)	2,685,000	2,915,534
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	655,000	660,993

TOTAL INDIANA		5,562,507

Kansas - 0.2%
Johnson County Unified School District # 233 Series 2016 A:
2% 9/1/18	1,250,000	1,263,275
5% 9/1/20	1,250,000	1,393,213
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 4% 9/1/17	225,000	226,035

TOTAL KANSAS		2,882,523

Kentucky - 1.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/18	325,000	328,770
4% 2/1/20	800,000	836,792
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	13,250,000	13,076,955
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	215,000	233,406
Kentucky State Property & Buildings Commission Rev.:
( Kentucky St Proj.) 5% 10/1/17	525,000	530,082
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	825,000	833,473
Series 2016 B, 5% 11/1/19	2,000,000	2,163,720
Louisville & Jefferson County Series 2016 A, 5% 10/1/18	1,995,000	2,080,905
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	2,620,000	2,626,707
(Louisville Gas and Elec. Co. Proj.) Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	500,000	499,065

TOTAL KENTUCKY		23,209,875

Louisiana - 1.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/18	1,500,000	1,551,840
Louisiana Gen. Oblig. Series 2016 A:
4% 9/1/19	1,500,000	1,586,670
5% 9/1/20	2,185,000	2,427,448
Louisiana Local Govt. Envir. Facilities Bonds Series 2013, 1.453%, tender 7/3/17 (a)	5,475,000	5,468,211
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	1,000,000	1,086,360
Series 2009 A:
5% 7/1/17	2,340,000	2,340,000
5% 7/1/19	1,430,000	1,531,659
5.25% 7/1/20	3,200,000	3,543,200
Series 2015, 5% 7/1/18	2,100,000	2,178,624
New Orleans Aviation Board Rev.:
Series 2017 D1:
5% 1/1/19 (c)	600,000	624,966
5% 1/1/20 (c)	1,000,000	1,071,340
Series 2017 D2:
5% 1/1/19 (b)(c)	750,000	780,263
5% 1/1/20 (b)(c)	200,000	213,446
5% 1/1/21 (b)(c)	500,000	546,840

TOTAL LOUISIANA		24,950,867

Massachusetts - 2.9%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	500,000	545,370
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	1,025,000	1,130,647
Bonds:
Series 2011 K5, 5%, tender 1/18/18 (a)	2,525,000	2,577,495
1.46%, tender 7/6/17 (a)	7,485,000	7,487,769
Series 2012 L, 5% 7/1/17	415,000	415,000
Series 2013 F, 4% 7/1/18	555,000	570,407
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A:
3% 7/1/19 (b)	250,000	256,618
4% 7/1/20 (b)	375,000	398,430
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	5,000,000	4,951,750
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	180,000	177,712
Series 2007 A, 1.244% 11/1/18 (a)	1,225,000	1,223,983
Series 2012 D, 1.34% 1/1/18 (a)	5,000,000	5,000,700
Series 2017 A, 1.38% 2/1/19 (a)	7,500,000	7,521,525
Series 2017 B, 1.51% 2/1/20 (a)	16,000,000	16,019,520
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	100,283
Series 2007 G, 5% 7/1/17	500,000	500,000
Series 2008 E2, 5% 7/1/17	120,000	120,000

TOTAL MASSACHUSETTS		48,997,209

Michigan - 2.7%
Battle Creek School District Series 2016, 5% 5/1/18	1,155,000	1,190,666
Chippewa Valley Schools Series 2016, 5% 5/1/19	1,730,000	1,846,308
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	345,000	370,202
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	385,000	415,665
5% 10/1/20	540,000	600,377
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	2,100,000	2,235,303
5% 5/1/19 (FSA Insured)	450,000	478,994
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	765,000	814,289
Lake Orion Cmnty. School District 5% 5/1/19	900,000	958,824
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	535,000	560,289
4% 5/1/20	1,215,000	1,303,756
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. Series 2011 E, 3% 11/15/17	240,000	241,745
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	1,000,000	1,063,500
Michigan Fin. Auth. Rev.:
Bonds:
Series 2015 D1, 1.432%, tender 10/15/18 (a)	1,905,000	1,902,828
1.1%, tender 8/15/19 (a)	1,250,000	1,242,238
Series 2010 A, 5% 12/1/18	415,000	436,866
Series 2012, 4% 11/15/17	410,000	414,473
Series 2014, 4% 6/1/18	300,000	307,764
Series 2015 A, 5% 5/15/19	250,000	266,925
Series 2016:
2% 1/1/18	125,000	125,489
3% 1/1/19	100,000	102,181
3% 1/1/20	150,000	155,024
5% 11/15/18	760,000	798,046
5% 11/15/19	500,000	541,360
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	5,000,000	5,220,000
5% 3/15/20	1,025,000	1,124,118
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 2010 F1, 2%, tender 5/30/18 (a)	1,365,000	1,375,715
Series 2010 F4, 1.95%, tender 4/1/20 (a)	2,530,000	2,561,752
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	715,000	765,086
5% 5/1/20	850,000	935,527
Oakland Univ. Rev.:
Series 2012, 4% 3/1/18	130,000	132,453
Series 2013 A, 4% 3/1/18	425,000	433,020
Portage Pub. Schools Series 2016:
5% 5/1/19	625,000	667,019
5% 11/1/19	740,000	802,700
5% 5/1/20	675,000	743,121
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	270,000	283,597
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	410,000	422,661
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	1,985,000	1,996,632
5% 9/1/18	465,000	484,888
Warren Consolidated School District Series 2016:
4% 5/1/18	550,000	563,013
4% 5/1/19	1,000,000	1,045,610
Wayne County Arpt. Auth. Rev.:
Series 2010 C, 5% 12/1/17	300,000	304,539
Series 2010 D, 5% 12/1/17	500,000	507,565
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	1,130,000	1,165,267
Western Michigan Univ. Rev.:
Series 2011, 5% 11/15/17	500,000	507,365
Series 2014, 5% 11/15/17	200,000	202,946
Ypsilanti School District Series A:
4% 5/1/18	350,000	357,760
4% 5/1/19	1,845,000	1,924,741
Zeeland Pub. Schools:
Series 2015, 5% 5/1/21	1,575,000	1,762,661
4% 5/1/18	360,000	368,939
4% 5/1/18 (FSA Insured)	290,000	296,716

TOTAL MICHIGAN		45,328,523

Minnesota - 0.1%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2014 B, 5% 1/1/18 (b)	600,000	610,458
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2008 A, 5% 1/1/19 (Assured Guaranty Corp. Insured)	150,000	152,925
Shakopee Health Care Facilities Rev. Series 2014, 5% 9/1/17	850,000	854,913
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. 0% 1/1/18 (AMBAC Insured)	520,000	516,932

TOTAL MINNESOTA		2,135,228

Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.44% 9/1/17 (a)	3,240,000	3,241,134
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	750,000	822,278
Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	905,000	957,816
5% 2/15/20	1,735,000	1,889,276

TOTAL MONTANA		2,847,092

Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2007 A-1, 5% 7/1/25 (b)	4,625,000	4,625,000
Series 2014 B, 5% 7/1/18	1,310,000	1,361,287
5% 7/1/17 (Escrowed to Maturity) (b)	140,000	140,000
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,000,000	2,991,600
Clark County School District:
Series 2007 A, 4.5% 6/15/19	360,000	371,542
Series 2007 B, 5% 6/15/19 (Pre-Refunded to 12/15/17 @ 100)	1,550,000	1,577,869
Series 2007 C, 5% 6/15/18 (Pre-Refunded to 12/15/17 @ 100)	575,000	585,339
Series 2008 A, 5% 6/15/19 (Pre-Refunded to 6/15/18 @ 100)	365,000	378,790
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B, 5% 6/1/18	70,000	72,548
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	1,400,000	1,385,398

TOTAL NEVADA		13,489,373

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/19	620,000	638,433
Series 2016:
3% 10/1/18	1,120,000	1,142,288
3% 10/1/20	1,100,000	1,143,417

TOTAL NEW HAMPSHIRE		2,924,138

New Jersey - 4.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	9,050,000	9,642,956
New Brunswick Hsg. Auth. Rev. (Rutgers Univ. Easton Avenue Proj.) Series 2011, 5% 7/1/17	330,000	330,000
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/19	3,330,000	3,514,049
Series 2008, 5% 5/1/18	1,265,000	1,296,701
Series 2010 DD, 5% 12/15/18	1,520,000	1,581,818
Series 2011 EE:
5% 9/1/18	1,480,000	1,529,447
5% 9/1/18 (Escrowed to Maturity)	140,000	146,318
Series 2013, 5% 3/1/20	925,000	977,133
Series 2014 PP, 5% 6/15/19	1,125,000	1,177,526
Series 2015 XX, 5% 6/15/19	1,130,000	1,182,760
Series 2016 AAA, 5% 6/15/18	300,000	308,607
5% 12/15/17 (Escrowed to Maturity)	95,000	96,708
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 4.5% 7/1/19 (Escrowed to Maturity)	550,000	586,410
Series 2010 H, 5% 7/1/18 (Escrowed to Maturity)	125,000	129,931
Series 2011 C, 3% 7/1/18	100,000	101,739
Series 2013 A, 5% 7/1/17	80,000	80,000
New Jersey Edl. Facility:
Series 2008, 5% 7/1/17 (FSA Insured)	1,270,000	1,270,000
Series 2014, 5% 6/1/18	265,000	272,290
Series 2015 B, 5% 7/1/19	190,000	203,313
New Jersey Gen. Oblig.:
Series 2001 H, 5.25% 7/1/17	355,000	355,000
Series 2014, 5% 6/1/19	625,000	665,269
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	175,000	175,000
Series 2008:
5% 7/1/18	3,915,000	4,065,532
5% 7/1/18	180,000	186,865
Series 2010:
5% 1/1/19	220,000	232,410
5% 1/1/19 (Escrowed to Maturity)	375,000	396,728
Series 2011:
4% 7/1/17	575,000	575,000
5% 7/1/17	250,000	250,000
Series 2013 A, 5% 7/1/18	100,000	103,804
Series 2016 A, 5% 7/1/19	250,000	266,703
Series 2016:
5% 7/1/19	1,015,000	1,088,811
5% 7/1/20	2,000,000	2,211,080
4% 7/1/17	330,000	330,000
4% 7/1/19 (Escrowed to Maturity)	245,000	258,820
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2017 1B:
5% 12/1/19 (b)	1,425,000	1,523,738
5% 12/1/20 (b)	2,790,000	3,054,325
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds 1.59%, tender 7/6/17 (a)	5,220,000	5,221,357
Series 2013 C, 1.46% 1/1/18 (a)	8,000,000	8,004,960
New Jersey Trans. Trust Fund Auth.:
(New Jersey Gen. Oblig. Proj.) Series 2011 A, 5% 6/15/18	500,000	514,345
Series 1999 A:
5.75% 6/15/18	520,000	538,538
5.75% 6/15/20	200,000	213,904
Series 2003 B1, 5% 12/15/17	580,000	590,301
Series 2010 D:
5% 12/15/17	790,000	804,030
5% 12/15/18	200,000	208,134
Series 2011 B, 5% 6/15/18	280,000	288,033
Series 2012 AA, 4% 6/15/18	1,140,000	1,162,116
Series 2013 A, 5% 6/15/18	1,220,000	1,255,002
Series 2016 A, 5% 6/15/20	8,450,000	8,998,405
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/17	1,000,000	1,007,740
5% 9/15/19	2,000,000	2,110,740

TOTAL NEW JERSEY		71,084,396

New Mexico - 0.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 1.875%, tender 4/1/20 (a)	1,750,000	1,771,280
New York - 0.4%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	450,000	436,230
Series 2016 B, 5% 9/1/20	1,395,000	1,552,998
New York City Gen. Oblig. Series 2015 F, 1.56% 2/15/19 (a)	1,000,000	998,950
New York Dorm. Auth. Revs. (Rochester N Y Inst Technology Proj.) Series 2006 A, 5.25% 7/1/17	500,000	500,000
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 1.534% 11/1/17 (a)	1,665,000	1,667,880
New York Thruway Auth. Gen. Rev. Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	65,943
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/18 (b)	2,000,000	2,037,800

TOTAL NEW YORK		7,259,801

North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Escrowed to Maturity)	50,000	51,301
Series 2009 A, 5% 1/1/18 (Escrowed to Maturity)	125,000	127,468
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/18 (c)	745,000	780,842
5% 10/1/19 (c)	985,000	1,063,012
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	340,000	370,151
Series 2012 A:
5% 1/1/18	6,990,000	7,123,509
5% 1/1/19	655,000	691,353
Series C, 5% 1/1/21	480,000	506,203

TOTAL NORTH CAROLINA		10,713,839

Ohio - 1.2%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health Proj.) Series 2015 B, 1.66%, tender 5/1/20 (a)	13,000,000	12,995,450
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	260,000	263,622
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,890,000	2,033,999
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (a)	1,175,000	1,175,799
Hamilton County HealthCare Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5% 6/1/18	425,000	439,569
Kent State Univ. Revs. Series 2009 B, 5% 5/1/18 (Assured Guaranty Corp. Insured)	310,000	320,221
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	330,000	335,234
Series 2010 A, 5% 1/15/18	360,000	367,387
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	1,180,000	1,278,919
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	480,000	506,933

TOTAL OHIO		19,717,133

Oregon - 0.4%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	100,000	107,097
Series 2011 C, 5% 10/1/20	420,000	468,090
Port of Portland Arpt. Rev.:
Series 2010, 5% 7/1/17 (b)	1,865,000	1,865,000
Series 2011, 5% 7/1/17 (b)	3,870,000	3,870,000
Series 2012 B, 5% 7/1/17 (b)	690,000	690,000
5% 7/1/18 (b)	215,000	223,288

TOTAL OREGON		7,223,475

Pennsylvania - 3.2%
Allegheny County Arpt. Auth. Rev.:
Series 2007 B, 5% 1/1/18 (FSA Insured)	1,170,000	1,192,581
Series B, 5% 1/1/19 (FSA Insured)	290,000	295,240
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	265,000	269,982
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	415,000	417,561
Series 2010 A, 5% 5/15/18	1,920,000	1,985,453
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	580,000	625,640
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
0.9%, tender 8/15/17 (a)	1,000,000	999,920
0.9%, tender 9/1/17 (a)	8,045,000	8,042,506
Lycoming County Auth. College Rev. Series 2016:
4% 10/1/18	500,000	517,370
4% 10/1/19	1,000,000	1,050,230
Monroeville Fin. Auth. UPMC Rev.:
Series 2012, 4% 2/15/18	225,000	229,109
Series 2014 B, 3% 2/1/19	195,000	200,686
Montgomery County Indl. Dev. 4% 10/1/17	500,000	503,510
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. Series 2009 A, 5% 6/1/18	1,810,000	1,870,219
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 2014 A:
4% 2/1/18	515,000	523,807
4% 2/1/19	175,000	182,817
Series 2016, 4% 3/15/19	3,115,000	3,264,333
Pennsylvania Gen. Oblig.:
Series 2006, 4% 9/1/17	300,000	300,651
Series 2007 A, 5% 11/1/17	315,000	319,095
Series 2008, 5% 2/15/18 (Escrowed to Maturity)	165,000	169,062
Series 2009 1, 5% 3/15/18	120,000	123,290
Series 2011, 5% 7/1/18	225,000	233,719
Series 2012, 5% 6/1/18	335,000	346,916
Series 2014, 5% 7/1/18	410,000	425,888
Series 2015, 5% 3/15/18	1,430,000	1,469,211
Series 2016:
5% 9/15/18	4,000,000	4,185,600
5% 1/15/19	325,000	343,964
5% 9/15/19	8,075,000	8,734,808
5% 9/15/20	385,000	427,851
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 1, 5% 4/1/18	255,000	262,574
Series 2010 E:
5% 5/15/18	600,000	620,454
5% 5/15/19	760,000	813,633
Series 2012, 4% 4/1/18	200,000	204,476
Philadelphia Arpt. Rev.:
Series 2010 C, 5% 6/15/18 (b)	445,000	460,571
Series 2011 A, 5% 6/15/18 (b)	1,350,000	1,397,237
Series 2015 A, 5% 6/15/19 (b)	1,195,000	1,277,108
Philadelphia Gas Works Rev.:
Series 2016:
5% 10/1/17	1,090,000	1,100,464
5% 10/1/20	640,000	708,026
5% 10/1/19	4,645,000	5,013,349
Philadelphia School District:
Series 2016 D:
5% 9/1/17	190,000	190,998
5% 9/1/18	750,000	777,503
Series 2016 F, 5% 9/1/19	1,000,000	1,062,440
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	325,000	325,000
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/19	375,000	396,761

TOTAL PENNSYLVANIA		53,861,613

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/19	1,485,000	1,589,113
South Carolina - 0.9%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,575,000	1,656,176
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	750,000	814,530
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B:
4% 1/1/20	200,000	210,900
5% 1/1/19	595,000	622,435
Series 2011 B:
4% 12/1/17	780,000	789,025
4% 12/1/20	2,860,000	3,063,804
5% 12/1/18	500,000	523,910
Series 2012 D, 4% 12/1/19	260,000	274,396
Series 2015 C, 5% 12/1/19	4,865,000	5,248,508
5% 1/1/19	1,275,000	1,333,790

TOTAL SOUTH CAROLINA		14,537,474

Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	500,000	509,425
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (b)	2,620,000	2,814,692
Series 2011 A1, 5% 7/1/17 (b)	30,000	30,000
Series 2011 C, 5% 7/1/19 (b)	280,000	298,082
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,195,000	3,197,045

TOTAL TENNESSEE		6,849,244

Texas - 1.5%
Brownsville Util. Sys. Rev.:
Series 2013 A, 3% 9/1/17	550,000	551,518
Series 2015:
5% 9/1/17	555,000	558,213
5% 9/1/18	1,075,000	1,120,473
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	1,375,000	1,457,060
5% 2/15/20	1,320,000	1,441,994
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/17 (b)	165,000	167,102
Series 2014 A, 3% 11/1/17 (b)	185,000	186,180
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2014 B, 1.49%, tender 12/1/19 (a)	3,000,000	3,002,340
Series 2013 A:
4% 12/1/18	420,000	436,724
5% 12/1/17	400,000	406,412
Houston Arpt. Sys. Rev.:
Series 2007 B, 5% 7/1/20 (FGIC Insured)	5,500,000	5,515,620
Series 2011 A:
5% 7/1/18 (b)	100,000	103,825
5% 7/1/19 (b)	980,000	1,045,876
Series 2012 A, 5% 7/1/18 (b)	145,000	150,546
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	600,000
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	81,990
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 A, 5% 5/15/19	250,000	267,118
(LCRA Transmission Svcs. Corp. Proj.) Series 2016, 5% 5/15/18	925,000	956,940
Series 2008:
5% 5/15/18	470,000	486,229
5.5% 5/15/19	160,000	165,757
Series 2010 4% 5/15/18	405,000	415,530
Series 2010 A, 5% 5/15/20	3,130,000	3,445,504
Series 2010, 5% 5/15/20	200,000	220,160
Series 2014, 5% 5/15/18	280,000	289,668
5% 5/15/19	595,000	634,942
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	900,000	965,268
San Antonio Gen. Oblig. Series 2016, 5% 2/1/18	405,000	414,453
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	60,580
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5.75% 7/1/18	335,000	342,203

TOTAL TEXAS		25,490,225

Virginia - 0.7%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2009 C, 5% 5/15/18	495,000	511,785
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	1,600,000	1,611,120
Series 2008 B, 2.15%, tender 9/1/20 (a)	935,000	951,895
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	8,200,000	8,235,752

TOTAL VIRGINIA		11,310,552

Washington - 0.5%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	310,000	322,106
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/18 (b)	875,000	894,766
Series 2012 A, 4% 8/1/17	125,000	125,275
Series 2012 B, 4% 8/1/17 (b)	115,000	115,247
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	4,490,000	4,931,996
Washington Ctfs. of Prtn.:
( Washington Gen. Oblig. Proj.) Series 2014 B, 5% 7/1/17	500,000	500,000
Series 2013 D, 4% 7/1/17	335,000	335,000
Washington Gen. Oblig.:
Series 2004 C, 0% 6/1/18	210,000	208,118
Series R 2011 B, 5% 7/1/17	605,000	605,000
Washington Health Care Facilities Auth. Rev. Series 2014, 5% 3/1/18	525,000	538,346
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	475,000	469,614

TOTAL WASHINGTON		9,045,468

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalacian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	250,000	255,230
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	3,115,000	3,086,560
1.9%, tender 4/1/19 (a)	530,000	533,344

TOTAL WEST VIRGINIA		3,875,134

Wisconsin - 0.5%
Milwaukee County Arpt. Rev. Series 2016 A:
5% 12/1/18 (b)	700,000	735,077
5% 12/1/19 (b)	2,435,000	2,630,555
Wisconsin Health & Edl. Facilities:
(Thedacare, Inc. Proj.) Series 2015, 5% 12/15/17	435,000	442,626
Bonds Series 2013 B:
4%, tender 3/1/18 (a)	1,280,000	1,304,397
4%, tender 5/30/19 (a)	990,000	1,038,659
Series 2013 A, 5% 11/15/18	160,000	168,522
Series 2014 A, 5% 11/15/17	850,000	862,087
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/18	575,000	599,760

TOTAL WISCONSIN		7,781,683

TOTAL MUNICIPAL BONDS
(Cost $722,184,611)		721,557,066

Municipal Notes - 56.9%
Alabama - 1.2%
Alabama Fed. Aid Hwy. Fin. Auth. Participating VRDN Series 16 XL 0024, 1.06% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,000,000	$8,000,000
Albertville Indl. Dev. Rev. Series 2007, 1.02% 7/6/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,595,000	9,595,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 7/7/17, VRDN (a)(b)	2,903,000	2,903,000

TOTAL ALABAMA		20,498,000

Arizona - 0.3%
Maricopa County Indl. Dev. Auth. Rev. (ADJ- Redman Homes, Inc. Proj.) Series 1999, 1.12% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,610,000	5,610,000
California - 2.4%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 0.99% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	11,700,000	11,700,000
California St Enterprise Dev. Auth. (Var Evapco Proj.) Series 2008, 1.21% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	3,995,000	3,995,000
California Statewide Cmntys. Dev. Auth. Participating VRDN Series ZF 01 99, 1.11% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,695,000	2,695,000
Ontario Redev. Agcy. Multi-family Hsg. Rev. Series 1996 B, 1.15% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	340,000	340,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.16% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,665,000	6,665,000
San Francisco City & County Arpt. Commission Participating VRDN Series Floaters 16 ZF0516, 1.16% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	12,500,000	12,500,000
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	1,400,000	1,400,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.63% 7/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	1,400,000	1,400,000

TOTAL CALIFORNIA		40,695,000

Colorado - 0.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.26% 7/7/17, LOC Deutsche Bank AG, VRDN (a)	3,475,000	3,475,000
Connecticut - 0.1%
Stratford Gen. Oblig. BAN Series 2017, 2.5% 1/3/18	1,200,000	1,207,116
Delaware - 1.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.18% 7/3/17, VRDN (a)(b)	18,600,000	18,600,000
Florida - 0.6%
Hillsborough County Indl. Dev. Auth. Rev. (Var-Independent Day School Proj.) Series 2000, 1.1% 7/7/17, LOC Bank of America NA, VRDN (a)	900,000	900,000
Miami Dade Cnty. Aviation Rev. Participating VRDN Series Floaters XL 00 35, 1.19% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,975,000	3,975,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series Floaters ZF 20 83, 1.06% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000

TOTAL FLORIDA		9,875,000

Georgia - 5.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1% 7/3/17, VRDN (a)	34,345,000	34,345,000
Second Series 1995, 1.01% 7/3/17, VRDN (a)	1,000,000	1,000,000
Series 2012, 1.01% 7/3/17, VRDN (a)(b)	22,700,000	22,700,000
Heard County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.01% 7/3/17, VRDN (a)	17,700,000	17,700,000
Series 2007, 1.01% 7/3/17, VRDN (a)(b)	2,700,000	2,700,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.01% 7/3/17, VRDN (a)	2,750,000	2,750,000
Series 2008, 1.01% 7/3/17, VRDN (a)	4,900,000	4,900,000
Savannah Hsg. Auth. Multi-family Hsg. Rev. (VAR-Bradley Pointe Apts Proj.) Series 2003, 1.05% 7/7/17, LOC KeyBank NA, VRDN (a)(b)	500,000	500,000

TOTAL GEORGIA		86,595,000

Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Series 1991, 1.01% 7/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	4,762,500	4,762,500
Idaho - 0.2%
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 1.1% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.18% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,500,000	1,500,000

TOTAL IDAHO		2,850,000

Illinois - 7.7%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.11% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	17,050,000	17,050,000
Chicago Board of Ed. Participating VRDN Series 17, 1.21% 8/11/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,100,000	2,100,000
Chicago Indl. Dev. Rev. (Var Primrose Candy Co. Proj.) Series 2001, 1.05% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	710,000	710,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 1.06% 7/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	5,830,000	5,830,000
Series Floaters YX 10 35, 1.19% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,180,000	10,180,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.41% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	9,375,000	9,375,000
Chicago Transit Auth. Participating VRDN:
Series 2017, 1.06% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	14,395,000	14,395,000
Series Floaters XM 04 50, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500,000	1,500,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.16% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	12,205,000	12,205,000
Cook County Gen. Oblig. Participating VRDN:
Series 2015 XF0124, 1.21% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series XX 10 11, 1.11% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,660,000	6,660,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series XF 01 04, 1.11% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series XF 23 38, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	18,075,000	18,075,000
Illinois Fin. Auth. Solid Waste Rev. (Kuusakoski U.S. LLC Proj.) Series 2013, 1.03% 7/7/17, LOC Nordea Bank Finland PLC, VRDN (a)(b)	5,525,000	5,525,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.18% 7/7/17 (Liquidity Facility Deutsche Bank AG) (a)(d)	8,900,000	8,900,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2007, 1.01% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,490,000	1,490,000
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Floaters XM 03 78, 1.09% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000

TOTAL ILLINOIS		128,995,000

Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.08% 7/7/17, VRDN (a)(b)	1,800,000	1,800,000
Indiana Fin. Auth. Econ. Dev. Rev. (ADJ-YMCA Portage TWP, Inc. Proj.) Series 2006, 1.03% 7/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,205,000	3,205,000
Indiana Fin. Auth. Rev. RAN Series 2016, 2% 9/1/17	395,000	395,391

TOTAL INDIANA		5,400,391

Kentucky - 0.4%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	300,000
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.11% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,600,000	5,600,000
Lexington-Fayette Urban County K Series 1998, 1.1% 7/7/17, LOC PNC Bank NA, VRDN (a)	220,000	220,000

TOTAL KENTUCKY		6,120,000

Louisiana - 8.4%
Caddo-Bossier Parishes Port Co. (Oakley Louisiana, Inc. Proj.) 1.06% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	1,095,000	1,095,000
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	13,340,000	13,340,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.05% 7/7/17, VRDN (a)	61,400,000	61,400,000
Series 2010 B1, 1.02% 7/7/17, VRDN (a)	65,710,000	65,709,972

TOTAL LOUISIANA		141,544,972

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.29% 7/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	680,000	680,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 1.12% 7/7/17 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	3,070,000	3,070,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 23 65, 1.11% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,665,000	6,665,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	1,800,000	1,800,000

TOTAL MASSACHUSETTS		8,465,000

Michigan - 0.2%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 1.3% 7/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	870,000	870,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2007, 1.03% 7/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,200,000	3,200,000

TOTAL MICHIGAN		4,070,000

Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.1% 7/7/17, LOC Cap. One Bank, VRDN (a)(b)	900,000	900,000
Missouri - 0.1%
Saint Louis Arpt. Rev. RAN Series 2017 B, 5% 7/1/18 (b)	2,365,000	2,449,738
Nevada - 1.6%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.16% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	21,840,000	21,840,000
Reno Sales Tax Rev. (ReTRAC-Reno Transp. Rail Access Corridor Proj.) Series 2008, 1.06% 7/3/17, LOC Bank of New York, New York, VRDN (a)	4,000,000	4,000,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.1% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	565,000	565,000

TOTAL NEVADA		26,405,000

New Jersey - 3.4%
Belmar Gen. Oblig. BAN Series 2017, 3% 2/9/18	3,700,000	3,737,111
Carteret Gen. Oblig. BAN Series 2017, 2.5% 6/1/18	7,200,000	7,284,168
Collingswood BAN Series 2017 A, 2.5% 3/22/18	1,900,000	1,915,998
East Orange BAN Series 2017 A, 2.5% 3/26/18	4,400,000	4,438,588
Guttenberg N J BAN 2.5% 3/15/18	20,975,000	21,173,424
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	1,800,000	1,805,742
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	4,400,000	4,433,836
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.25% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,753,627	8,753,627
Plainfield Gen. Oblig. BAN Series 2016, 1.5% 8/30/17	3,951,000	3,952,462

TOTAL NEW JERSEY		57,494,956

New York - 6.8%
Binghamton Gen. Oblig. BAN:
Series 2016, 2.5% 11/17/17	900,000	904,473
Series 2017 B, 2.5% 4/20/18	9,600,000	9,698,112
Series 2017, 2.25% 6/29/18	10,905,000	11,015,795
Broome County Gen. Oblig. BAN 2.5% 5/4/18	7,600,000	7,682,080
Canton Cent School District BAN Series 2017, 2.25% 6/29/18 (c)	1,400,000	1,413,468
Copiague Union Free School District BAN 2.25% 3/30/18	5,900,000	5,944,781
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18 (c)	1,199,259	1,210,448
Monroe County Indl. Dev. Agcy. Civic Facility Rev. Series 2007, 1.04% 7/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,875,000	2,875,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 1.29% 7/7/17, LOC Bank of America NA, VRDN (a)	380,000	380,000
Ogdensburg Enlrg Cty School District BAN Series 2017, 2.5% 6/20/18	44,430,000	44,996,927
Oneida County Indl. Dev. Agcy. Rev. (Champion Home Builders Co. Proj.) 1.18% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,820,000	6,820,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.21% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	6,050,000	6,050,000
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18 (c)	2,700,000	2,734,236
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 1997 A, 1.31% 7/6/17, VRDN (a)	5,215,000	5,215,000
Stillwater N Y BAN Series 2017, 2.25% 6/7/18	5,500,000	5,551,865
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.29% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	440,000	440,000
1.29% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	305,000	305,000
Wappingers Central School District TAN Series 2017, 1.5% 10/31/17 (c)	900,000	901,206

TOTAL NEW YORK		114,138,391

North Carolina - 0.3%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.12% 7/7/17, VRDN (a)(b)	4,400,000	4,400,000
Ohio - 0.9%
American Muni. Pwr. BAN Series 2017:
2.25% 4/26/18	790,000	796,462
2.25% 5/1/18	1,004,950	1,013,392
Avon Lake BAN Series 2017, 2.5% 7/11/18 (c)	2,346,000	2,376,216
Belmont County BAN:
Series 2016, 1.375% 8/31/17	400,000	400,020
2% 4/19/18	7,954,000	7,989,873
Lakewood Ohio Income Tax Rev. BAN Series 2017, 2% 4/2/18	2,400,000	2,415,552

TOTAL OHIO		14,991,515

Oklahoma - 0.1%
Broken Arrow Eda Indl. dev Series 1989, 1.09% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
Pennsylvania - 0.5%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.1% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	600,000	600,000
Montgomery County Indl. Dev. Auth. Rev. (Var-FXD-Big Little Assoc. Proj.) Series 1999, 1.1% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Northampton County Indl. Dev. Auth. Rev. Series 1998, 1.05% 7/6/17, LOC Wells Fargo Bank NA, VRDN (a)	250,000	250,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series ROC II R 11995, 1.06% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,330,000	7,330,000

TOTAL PENNSYLVANIA		8,380,000

Rhode Island - 0.1%
East Providence Gen. Oblig. TAN 2% 7/27/17	1,200,000	1,200,816
South Carolina - 2.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.1% 7/7/17, VRDN (a)(b)	10,800,000	10,800,000
South Carolina Pub. Svc. Auth. Rev. Series E, 1.25% 7/12/17 (Liquidity Facility TD Banknorth, NA), CP	22,229,000	22,229,000

TOTAL SOUTH CAROLINA		33,029,000

Tennessee - 2.0%
Vanderbilt Hosp. Participating VRDN 1.11% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	33,655,000	33,655,000
Texas - 6.8%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.16% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)	11,250,000	11,250,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.6% 7/7/17, VRDN (a)(b)	45,230,000	45,230,000
Series 2010 C, 1.35% 7/3/17, VRDN (a)	5,250,000	5,250,000
Series 2010 D:
1.35% 7/3/17, VRDN (a)	45,350,000	45,350,000
1.35% 7/3/17, VRDN (a)	6,430,000	6,430,000
San Antonio Arpt. Sys. Rev. 1.09% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	1,600,000	1,600,000

TOTAL TEXAS		115,110,000

Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.18% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	2,300,000	2,300,000
Series 17 ZF 0540, 1.11% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	300,000	300,000
Series Floaters XM 05 06, 1.12% 7/7/17 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	4,600,000	4,600,000

TOTAL UTAH		7,200,000

Washington - 1.7%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.19% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	17,200,000	17,200,000
Fyi Properties Leas Rev. Participating VRDN Series Floaters XL 00 07, 1.06% 7/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,500,000	6,500,000
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.05% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,315,000	1,315,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.05% 7/7/17, LOC KeyBank NA, VRDN (a)	770,000	770,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XG 00 51, 1.09% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,375,000	3,375,000

TOTAL WASHINGTON		29,160,000

Wisconsin - 0.9%
Brodhead Indl. Dev. Series 2000, 1.05% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,800,000	6,800,000
River Falls Indl. Dev. Rev. 1.29% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	450,000	450,000
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.01% 7/7/17 (Liquidity Facility Citibank NA) (a)(d)	7,500,000	7,500,000

TOTAL WISCONSIN		14,750,000

TOTAL MUNICIPAL NOTES
(Cost $958,275,436)		958,277,395
	Shares	Value

Money Market Funds - 0.7%
Fidelity Municipal Cash Central Fund, 0.95% (e)(f)
(Cost $11,873,266)	11,872,079	11,872,079
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,692,333,313)		1,691,706,540
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,928,851)
NET ASSETS - 100%		$1,685,777,689

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$65,292
Total	$65,292

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	24.6%
Synthetics	19.5%
Industrial Development	17.9%
Electric Utilities	17.5%
Health Care	8.6%
Transportation	6.2%
Others* (Individually Less Than 5%)	5.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,680,460,047)	$1,679,834,461
Fidelity Central Funds (cost $11,873,266)	11,872,079
Total Investments (cost $1,692,333,313)		$1,691,706,540
Cash		592,867
Receivable for investments sold		1,792
Receivable for fund shares sold		9,533,285
Interest receivable		8,944,605
Distributions receivable from Fidelity Central Funds		39,255
Receivable from investment adviser for expense reductions		133,385
Other receivables		229
Total assets		1,710,951,958
Liabilities
Payable for investments purchased
Regular delivery	$4,545,042
Delayed delivery	13,711,468
Payable for fund shares redeemed	5,999,098
Distributions payable	432,888
Accrued management fee	408,762
Other affiliated payables	77,011
Total liabilities		25,174,269
Net Assets		$1,685,777,689
Net Assets consist of:
Paid in capital		$1,686,246,674
Undistributed net investment income		28,791
Accumulated undistributed net realized gain (loss) on investments		128,997
Net unrealized appreciation (depreciation) on investments		(626,773)
Net Assets		$1,685,777,689
Conservative Income Municipal Bond:
Net Asset Value, offering price and redemption price per share ($221,464,286 ÷ 22,075,750 shares)		$10.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,464,313,403 ÷ 145,959,964 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$7,776,950
Income from Fidelity Central Funds		65,292
Total income		7,842,242
Expenses
Management fee	$2,016,124
Transfer agent fees	383,532
Independent trustees' fees and expenses	2,295
Miscellaneous	1,714
Total expenses before reductions	2,403,665
Expense reductions	(640,892)	1,762,773
Net investment income (loss)		6,079,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	131,330
Fidelity Central Funds	(2,118)
Total net realized gain (loss)		129,212
Change in net unrealized appreciation (depreciation) on investment securities		2,929,018
Net gain (loss)		3,058,230
Net increase (decrease) in net assets resulting from operations		$9,137,699

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,079,469	$4,174,072
Net realized gain (loss)	129,212	131,010
Change in net unrealized appreciation (depreciation)	2,929,018	(3,621,050)
Net increase (decrease) in net assets resulting from operations	9,137,699	684,032
Distributions to shareholders from net investment income	(6,063,343)	(4,160,006)
Distributions to shareholders from net realized gain	–	(182,699)
Total distributions	(6,063,343)	(4,342,705)
Share transactions - net increase (decrease)	673,972,071	647,653,266
Total increase (decrease) in net assets	677,046,427	643,994,593
Net Assets
Beginning of period	1,008,731,262	364,736,669
End of period	$1,685,777,689	$1,008,731,262
Other Information
Undistributed net investment income end of period	$28,791	$12,665

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.04	$10.04	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.041	.062	.032	.015	.002
Net realized and unrealized gain (loss)	.030	(.041)	–C	.021	.020
Total from investment operations	.071	.021	.032	.036	.022
Distributions from net investment income	(.041)	(.059)	(.031)	(.015)	(.002)
Distributions from net realized gain	–	(.002)	(.001)	(.001)	–
Total distributions	(.041)	(.061)	(.032)	(.016)	(.002)
Net asset value, end of period	$10.03	$10.00	$10.04	$10.04	$10.02
Total ReturnD,E	.71%	.21%	.32%	.36%	.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.35%H	.35%	.39%	.40%	.40%H
Expenses net of all reductions	.35%H	.35%	.39%	.40%	.40%H
Net investment income (loss)	.83%H	.62%	.32%	.15%	.11%H
Supplemental Data
Net assets, end of period (000 omitted)	$221,464	$164,586	$73,914	$45,107	$22,205
Portfolio turnover rateI	32%H	36%	32%	51%	- %J,K

 A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Municipal Bond Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.04	$10.04	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.046	.071	.042	.025	.004
Net realized and unrealized gain (loss)	.030	(.040)	–C	.021	.020
Total from investment operations	.076	.031	.042	.046	.024
Distributions from net investment income	(.046)	(.069)	(.041)	(.025)	(.004)
Distributions from net realized gain	–	(.002)	(.001)	(.001)	–
Total distributions	(.046)	(.071)	(.042)	(.026)	(.004)
Net asset value, end of period	$10.03	$10.00	$10.04	$10.04	$10.02
Total ReturnD,E	.76%	.31%	.42%	.46%	.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%H
Expenses net of fee waivers, if any	.25%H	.25%	.29%	.30%	.30%H
Expenses net of all reductions	.25%H	.25%	.29%	.30%	.30%H
Net investment income (loss)	.93%H	.72%	.42%	.25%	.22%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,464,313	$844,145	$290,823	$143,491	$27,963
Portfolio turnover rateI	32%H	36%	32%	51%	- %J,K

 A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$861,261
Gross unrealized depreciation	(1,470,195)
Net unrealized appreciation (depreciation) on securities	$(608,934)
Tax cost	$1,692,315,474

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $412,110,859 and $100,887,970, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$95,022
Institutional Class	288,510
$383,532

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $131,089.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,714 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Municipal Bond	.35%	$50,606
Institutional Class	.25%	589,959
		$640,565

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $327.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Conservative Income Municipal Bond	$771,601	$692,647
Institutional Class	5,291,742	3,467,359
Total	$6,063,343	$4,160,006
From net realized gain
Conservative Income Municipal Bond	$–	$31,575
Institutional Class	–	151,124
Total	$–	$182,699

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Conservative Income Municipal Bond
Shares sold	10,676,526	17,659,660	$107,082,499	$177,328,065
Reinvestment of distributions	57,590	55,220	577,655	554,207
Shares redeemed	(5,110,973)	(8,627,040)	(51,260,722)	(86,547,233)
Net increase (decrease)	5,623,143	9,087,840	$56,399,432	$91,335,039
Institutional Class
Shares sold	85,880,660	92,920,987	$861,327,790	$932,815,363
Reinvestment of distributions	355,748	262,905	3,568,309	2,638,502
Shares redeemed	(24,657,726)	(37,779,698)	(247,323,460)	(379,135,638)
Net increase (decrease)	61,578,682	55,404,194	$617,572,639	$556,318,227

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Conservative Income Municipal Bond	.35%
Actual		$1,000.00	$1,007.10	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,007.60	$1.24
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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CMB-SANN-0817
1.967795.103

Fidelity Advisor® Limited Term Municipal Income Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

June 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Limited Term Municipal Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
New York	10.5	12.3
Florida	10.0	11.1
Illinois	9.5	10.2
Texas	9.4	9.6
New Jersey	6.7	6.4

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.7	42.4
Transportation	11.7	11.5
Health Care	9.6	10.5
Electric Utilities	8.6	9.4
Special Tax	5.5	9.7

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	7.9%
AA,A	60.9%
BBB	14.2%
BB and Below	0.4%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	14.4%

As of December 31, 2016
AAA	8.2%
AA,A	72.4%
BBB	10.5%
BB and Below	0.5%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 85.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	600	691
5% 3/1/23	850	995
5% 3/1/24	1,250	1,486
5% 3/1/25	1,250	1,501
Series 2016 B:
5% 3/1/22	1,000	1,151
5% 3/1/24	1,000	1,189
5% 3/1/25	1,500	1,801
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,510	4,539
Montgomery Med. Clinic Facilities:
Series 2015:
5% 3/1/21	500	551
5% 3/1/22	3,215	3,608
5% 3/1/20	2,890	3,111
5% 3/1/25	1,500	1,743

TOTAL ALABAMA		22,366

Alaska - 0.7%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,090	1,215
5% 9/1/22	1,200	1,402
Series B:
5% 9/1/18	3,685	3,853
5% 9/1/20	2,000	2,228
5% 9/1/22	1,425	1,664
Series C:
5% 9/1/18	1,000	1,046
5% 9/1/19	2,150	2,324
5% 9/1/20	1,260	1,404
5% 9/1/22	1,000	1,168
Series D:
5% 9/1/19	3,895	4,210
5% 9/1/20	2,000	2,228

TOTAL ALASKA		22,742

Arizona - 2.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	526
5% 12/1/19	615	665
5% 12/1/20	820	911
5% 12/1/21	1,105	1,256
5% 12/1/22	800	926
5% 12/1/23	1,000	1,175
5% 12/1/24	1,500	1,789
Arizona State Trans. Board Series 2016:
5% 7/1/24	5,000	6,042
5% 7/1/25	5,000	6,110
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	1,000	1,050
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,620
Glendale Excise Tax Rev. Series 2017:
5% 7/1/21 (b)	2,965	3,347
5% 7/1/22 (b)	3,395	3,912
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	633
5% 7/1/22 (FSA Insured)	1,000	1,160
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	853
5% 7/1/22 (FSA Insured)	1,170	1,357
5% 7/1/23 (FSA Insured)	1,395	1,646
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,780	5,791
5% 1/1/26	10,720	13,013
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,325	1,364
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	950
4% 7/1/20	1,360	1,470
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.3%, tender 8/1/17 (a)(c)	16,500	16,500
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,507
5% 12/1/22	2,470	2,848
5% 12/1/23	3,425	4,008
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,473
Series 2012 A:
5% 7/1/18	825	858
5% 7/1/19	1,550	1,669
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/17 (Escrowed to Maturity)	3,315	3,315
5% 7/1/18 (Escrowed to Maturity)	3,365	3,491

TOTAL ARIZONA		100,235

California - 5.0%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	3,335	3,251
0% 10/1/19	265	251
Series 2013 A, 5% 10/1/22	2,190	2,555
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,190	5,462
Series B, 2.85%, tender 4/1/25 (a)	4,245	4,472
Series C, 2.1%, tender 4/1/22 (a)	3,960	4,041
1.5%, tender 4/2/18 (a)	5,200	5,206
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,600	16,088
5.25% 9/1/22	1,570	1,864
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.3%, tender 8/1/17 (a)(c)(d)	16,955	16,954
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,837
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,162
(Univ. Proj.) Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,740	2,877
5% 10/1/19 (Escrowed to Maturity)	1,490	1,620
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	6,797
5% 10/1/19	5,000	5,425
5% 10/1/20	2,525	2,824
Series 2012 A, 5% 4/1/21	3,245	3,680
Series 2012 G, 5% 11/1/22	1,250	1,472
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	4,100	4,473
Series 2009 J, 5% 11/1/17	2,300	2,331
Series 2012 C, 5% 6/1/21	1,820	2,073
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,500	3,860
Series 2017 A1:
5% 6/1/21	1,230	1,382
5% 6/1/22	1,725	1,975
5% 6/1/23	1,970	2,286
5% 6/1/24	1,110	1,304
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,015
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4.625% 3/1/18	1,500	1,536
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	9,790	9,952
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2009 A2, 1.07%, tender 7/3/17 (a)	1,565	1,565
Series 2011 A3, 1.07%, tender 7/3/17 (a)	1,725	1,725
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,136
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,078
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,198
Palomar Health Rev. Series 2016:
5% 11/1/23	2,000	2,262
5% 11/1/24	2,000	2,282
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,823
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,610
5% 9/1/24 (FSA Insured)	2,300	2,787
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/18	6,470	6,700
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/18	8,000	8,337
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,646
State Ctr. Cmnty. College District Series 2007 A, 5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	9,480	9,507
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,075

TOTAL CALIFORNIA		171,756

Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,285	5,893
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,500	5,311
Series 2014 A, 5% 6/1/23	3,860	4,556
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,677
Series 2015 A:
5% 9/1/19	1,000	1,079
5% 9/1/20	1,000	1,108

TOTAL COLORADO		20,624

Connecticut - 2.5%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	3,470	3,559
Series 2012 C, 5% 6/1/21	23,420	26,101
Series 2015 E, 5% 8/1/17	26,395	26,469
Series 2016 A:
4% 3/15/18	13,900	14,182
5% 3/15/26	1,970	2,311
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	5,455	5,781
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	5,864
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (FSA Insured)	900	1,033
5% 8/15/25 (FSA Insured)	1,000	1,172

TOTAL CONNECTICUT		86,472

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,728
5% 1/1/21	2,000	2,249

TOTAL DELAWARE, NEW JERSEY		4,977

District Of Columbia - 0.9%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	8,734
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	6,325	7,366
Series 2014 A, 5% 10/1/23 (c)	445	525
Series 2017 A:
5% 10/1/26 (b)(c)	6,700	8,129
5% 10/1/27 (b)(c)	5,000	6,097

TOTAL DISTRICT OF COLUMBIA		30,851

Florida - 10.0%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,132
Series 2015 C:
5% 7/1/21	650	736
5% 7/1/22	3,725	4,293
5% 7/1/23	3,000	3,505
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	1,000	1,144
Series A:
5% 10/1/22 (c)	3,000	3,478
5% 10/1/23 (c)	4,020	4,726
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	7,000	7,506
Series 2015 A:
5% 7/1/19	2,000	2,145
5% 7/1/20	4,000	4,420
5% 7/1/21	4,500	5,107
5% 7/1/22	3,500	4,059
5% 7/1/23	2,750	3,247
5% 7/1/24	1,320	1,584
Series 2015 B:
5% 7/1/19	2,000	2,145
5% 7/1/20	3,000	3,315
5% 7/1/21	6,235	7,076
5% 7/1/22	1,275	1,479
5% 7/1/23	2,750	3,247
5% 7/1/24	1,145	1,374
Series A, 5.25% 7/1/17 (AMBAC Insured)	7,015	7,015
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/17	1,685	1,713
5% 12/1/18	685	723
5% 12/1/19	1,820	1,983
5% 12/1/20	1,000	1,123
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 5% 10/1/17	1,455	1,469
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	9,548
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	3,927
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/18	1,790	1,817
5% 2/1/19	1,450	1,506
5% 2/1/20	2,025	2,148
Florida Gen. Oblig. Series 2015 A, 4% 7/1/17	17,295	17,295
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,169
5% 10/1/22	2,000	2,310
5% 10/1/23	1,270	1,485
5% 10/1/24	2,000	2,364
5% 10/1/25	1,750	2,074
5% 10/1/26	2,000	2,355
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	2,985
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,849
5% 10/1/20	1,000	1,119
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,542
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 4% 7/1/17	1,500	1,500
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,020	2,346
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,035
5% 7/1/22	2,000	2,313
5% 7/1/23	2,000	2,357
Indian River County Wtr. & Swr. Rev. 5% 9/1/17	1,000	1,006
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,142
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,352
5% 10/1/20	2,000	2,227
5% 10/1/21	2,000	2,286
5% 10/1/22	1,000	1,170
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,300	1,562
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,146
5% 7/1/20	1,000	1,105
5% 7/1/21	2,000	2,271
5% 7/1/22	2,000	2,318
5% 7/1/23	2,000	2,318
Series 2014 A, 5% 7/1/24	625	756
Series 2014 B:
5% 7/1/22	1,500	1,739
5% 7/1/23	3,250	3,834
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,565
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,439
5% 11/1/21	6,275	7,170
5% 11/1/22	2,915	3,401
5% 11/1/23	7,650	9,071
Series 2015 A:
5% 5/1/19	1,000	1,067
5% 5/1/20	2,095	2,304
5% 5/1/21	4,000	4,515
5% 5/1/22	3,720	4,295
5% 5/1/23	6,500	7,636
Series 2015 B, 5% 5/1/24	29,560	35,228
Series 2016 A, 5% 8/1/27	5,560	6,677
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,343
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,245	1,348
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,500	1,563
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,073
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,515
Series 2010 C, 5% 10/1/17	1,895	1,913
Series 2011 B:
5% 10/1/18	2,250	2,360
5% 10/1/19	2,325	2,521
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,050
5% 12/1/20	880	967
5% 12/1/21	1,100	1,233
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,224
4% 8/1/21	4,040	4,444
5% 8/1/17	1,170	1,173
5% 8/1/19	3,000	3,229
5% 8/1/21	5,300	6,039
Series 2015 B:
5% 8/1/19	2,735	2,944
5% 8/1/20	1,750	1,941
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,308
5% 10/1/19	1,100	1,189
5% 10/1/20	1,000	1,112
5% 10/1/21	1,000	1,140
5% 10/1/22	1,000	1,154
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	4,507
5% 10/1/19 (c)	2,025	2,182
5% 10/1/18 (c)	2,745	2,875
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	1,000	1,210
5% 7/1/26	1,140	1,385
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,000	1,112
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,558
5% 10/1/18 (Escrowed to Maturity)	2,260	2,370
Series 2011, 5% 10/1/19	5,590	6,068
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	1,605	1,629
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/17 (FSA Insured) (c)	5,000	5,046
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	1,982
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,146
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	500	521
5% 8/1/19	310	333

TOTAL FLORIDA		346,095

Georgia - 2.3%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,153
5% 1/1/23	1,000	1,177
5% 1/1/24	1,150	1,379
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997, 2.375%, tender 8/10/17 (a)	2,100	2,102
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	10,000	9,976
2.2%, tender 4/2/19 (a)	9,700	9,768
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,234
5% 1/1/20	4,000	4,367
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,086
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	11,020	11,536
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,630	2,753
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,870	4,044
5.75% 1/1/20	925	966
Series GG:
5% 1/1/20	675	730
5% 1/1/21	1,670	1,855
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,623
5% 10/1/22	1,000	1,161
5% 10/1/23	2,420	2,851
Series R, 5% 10/1/21	5,000	5,689
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,715	4,760
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,335	3,709
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5% 1/1/18 (Escrowed to Maturity)	1,530	1,560

TOTAL GEORGIA		79,479

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	4,000	4,277
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/17 (c)	2,300	2,306
5% 8/1/19 (c)	1,400	1,505
5% 8/1/20 (c)	3,050	3,370
5% 8/1/21 (c)	550	622
5% 8/1/22 (c)	2,075	2,394
5% 8/1/23 (c)	1,435	1,682

TOTAL HAWAII		16,156

Illinois - 9.3%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	8,513
Series 2008 C:
5.25% 12/1/23	7,665	6,754
5.25% 12/1/24	955	826
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,164
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,419
Series 2010 F, 5% 12/1/20	760	697
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999:
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,954
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	9,337
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	13,532
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,039
Series 2014 D, 5% 12/1/17	3,425	3,480
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	679
5% 1/1/21	400	447
5% 1/1/23	2,500	2,901
5% 1/1/22	5,000	5,712
5% 1/1/23	5,900	6,845
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	254
5% 1/1/20	300	306
5% 1/1/21	400	409
5% 1/1/22	300	308
5% 1/1/23	535	548
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/18	6,500	6,627
Series 2012 A, 5% 1/1/21	1,400	1,571
Series 2012 B, 5% 1/1/21 (c)	4,605	5,139
Series 2013 B, 5% 1/1/22	4,000	4,601
Series 2013 D, 5% 1/1/22	3,220	3,704
Series 2017 D, 5% 1/1/27 (c)	1,505	1,786
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,377
5% 1/1/23	1,200	1,338
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,158
Series 2010 A, 5.25% 11/15/22	4,960	5,457
Series 2011 A, 5.25% 11/15/22	1,000	1,122
Series 2012 C:
5% 11/15/19	3,200	3,427
5% 11/15/20	7,210	7,897
5% 11/15/21	4,985	5,555
5% 11/15/22	1,290	1,451
Series 2014 A:
5% 11/15/20	1,000	1,095
5% 11/15/21	500	557
5% 11/15/22	1,000	1,125
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	10,000	10,008
Illinois Fin. Auth. Rev.:
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,650	2,866
Bonds Series E, 2.25%, tender 4/29/22 (a)	22,930	23,361
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,065	2,206
Series 2012 A, 5% 5/15/23	1,300	1,471
Series 2012:
5% 9/1/18	1,160	1,198
5% 9/1/19	1,115	1,178
5% 9/1/20	1,470	1,597
5% 9/1/21	2,045	2,271
5% 9/1/22	3,530	3,963
Series 2015 A:
5% 11/15/24	1,525	1,806
5% 11/15/25	1,950	2,332
5% 11/15/26	2,000	2,345
Series 2016 A:
5% 8/15/20	500	539
5% 2/15/21	750	831
5% 8/15/21	700	768
5% 2/15/23	1,000	1,148
5% 8/15/23	1,500	1,691
5% 8/15/24	2,185	2,488
Series 2016 C:
5% 2/15/20	5,080	5,399
5% 2/15/22	2,150	2,361
5% 2/15/23	4,500	4,998
5% 2/15/24	5,000	5,608
Series 2016:
5% 5/15/25	500	595
5% 5/15/26	1,000	1,196
5% 5/15/27	1,250	1,461
5% 11/15/20	1,650	1,835
5% 11/15/22	500	581
5% 11/15/24	1,955	2,337
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,692
Series 2012:
5% 3/1/19	5,500	5,630
5% 8/1/19	2,660	2,735
5% 8/1/20	6,900	7,176
5% 8/1/21	2,415	2,517
5% 8/1/22	5,800	6,053
Series 2013:
5% 7/1/21	6,500	6,769
5% 7/1/22	10,085	10,518
Series 2014:
5% 4/1/18	10,000	10,184
5% 2/1/22	3,000	3,123
5% 4/1/23	2,215	2,299
5% 2/1/25	2,325	2,393
Series 2016:
5% 1/1/26	2,200	2,250
5% 2/1/26	10,760	11,008
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,205	1,399
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,820	4,085
0% 1/15/25	5,025	4,113
0% 1/15/26	3,775	2,973
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,415
5% 2/1/20	2,275	2,484
Series 2014. 5% 2/1/23	2,225	2,605

TOTAL ILLINOIS		322,970

Indiana - 2.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	813
5% 8/15/23	1,000	1,182
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	650	699
5% 3/1/21	1,225	1,347
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	918
5% 10/1/22	1,600	1,863
Series 2014 A:
5% 10/1/20	375	417
5% 10/1/21	380	434
5% 10/1/22	675	786
Series 2015 A:
5% 10/1/24	1,495	1,799
5% 10/1/25	1,625	1,955
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,554
5% 1/1/20	1,250	1,362
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (c)	2,750	3,060
5% 1/1/23 (c)	1,985	2,294
5% 1/1/24 (c)	2,775	3,251
5% 1/1/25 (c)	2,910	3,443
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	5,000	5,046
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,041
4% 1/15/20	1,345	1,432
4% 1/15/21	1,250	1,358
5% 7/15/19	1,680	1,802
5% 7/15/20	1,170	1,293
5% 7/15/21	1,000	1,135
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B, 4% 7/1/17 (Escrowed to Maturity)	500	500
Series Z-1:
5% 7/1/17	1,000	1,000
5% 7/1/18	1,500	1,560
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,500	8,535
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	21,255	24,249

TOTAL INDIANA		76,128

Kansas - 0.3%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,560	1,825
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,460	1,748
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,369
5% 11/15/20 (Escrowed to Maturity)	2,745	3,081
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	500	580
5% 9/1/23	725	856
5% 9/1/25	800	965

TOTAL KANSAS		11,424

Kentucky - 0.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/22	1,120	1,246
5% 2/1/24	1,360	1,552
5% 2/1/25	1,000	1,149
5% 2/1/27	1,230	1,403
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	9,000	9,182
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,410	1,520
5% 6/1/22	1,560	1,741
5% 6/1/24	1,690	1,933
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,475
Series 2016, 3% 11/1/17	1,630	1,641
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	7,510	7,529

TOTAL KENTUCKY		31,371

Louisiana - 2.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	9,991
5% 6/1/21 (FSA Insured)	5,000	5,645
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,515	1,754
Series 2014 D1, 5% 12/1/22	1,305	1,521
Series 2015, 5% 5/1/18	1,075	1,110
Series 2016 B:
5% 8/1/22	14,095	16,315
5% 8/1/23	6,250	7,352
Series 2016 D:
5% 9/1/22	6,360	7,374
5% 9/1/24	7,030	8,388
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,690
5% 7/1/22	1,000	1,151
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	305	353
5% 1/1/24 (c)	200	235
5% 1/1/25 (c)	200	237
5% 1/1/26 (c)	500	597
Series 2017 D2:
5% 1/1/23 (b)(c)	400	452
5% 1/1/24 (b)(c)	750	858
5% 1/1/25 (b)(c)	500	577
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,096
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,136

TOTAL LOUISIANA		73,832

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,719
5% 7/1/22	1,850	2,142
5% 7/1/24	2,350	2,816

TOTAL MAINE		7,677

Maryland - 2.2%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/26	3,240	3,979
5% 7/1/27	3,395	4,182
Series 2017 D:
5% 7/1/23	3,135	3,725
5% 7/1/24	3,290	3,978
5% 7/1/25	3,455	4,219
Maryland Gen. Oblig. Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	5,728
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 1.534%, tender 7/3/17 (a)	13,885	13,888
Series 2013 A:
1.284%, tender 7/3/17 (a)	4,285	4,289
1.304%, tender 7/3/17 (a)	7,100	7,107
Series 2015:
5% 7/1/19	400	424
5% 7/1/22	900	1,011
5% 7/1/23	1,000	1,136
5% 7/1/24	2,000	2,291
5% 7/1/25	1,770	2,040
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	17,209

TOTAL MARYLAND		75,206

Massachusetts - 1.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,397
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q2, 5% 7/1/17	1,370	1,370
Series 2016 I:
5% 7/1/21	500	562
5% 7/1/22	600	689
5% 7/1/23	675	789
5% 7/1/24	550	651
5% 7/1/25	500	597
5% 7/1/26	1,000	1,197
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,034
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	32,000	31,691
Series 2007 C, 5% 8/1/19 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,006
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,743

TOTAL MASSACHUSETTS		50,726

Michigan - 3.4%
Detroit Swr. Disp. Rev. Series 2006 D, 1.369% 7/1/32 (a)	4,070	3,532
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,305
5% 5/1/20	2,635	2,900
5% 5/1/21	2,150	2,433
5% 5/1/22	1,850	2,136
Grand Rapids Pub. Schools:
Series 2016, 4% 5/1/18 (FSA Insured)	1,950	1,995
5% 5/1/23 (FSA Insured)	1,305	1,528
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	1,000	1,148
5% 5/15/24	550	650
5% 5/15/25	650	775
5% 5/15/26	625	749
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,316
5% 11/15/19	1,000	1,082
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	1,000	1,155
5% 4/15/23	1,350	1,590
5% 4/15/24	1,480	1,765
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,250	4,224
Series 2012 A, 5% 6/1/18 (Escrowed to Maturity)	2,430	2,517
Series 2015 A:
5% 8/1/22	2,400	2,777
5% 8/1/23	3,800	4,470
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,330	3,652
5% 3/15/21	1,000	1,129
5% 3/15/22	2,330	2,696
5% 3/15/23	4,000	4,715
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,190	1,239
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,615	3,694
Series 1999:
0.95%, tender 2/1/18 (a)	130	130
0.95%, tender 2/1/18 (a)	3,865	3,863
Series 2005 A4, 1.625%, tender 11/1/19 (a)	8,025	8,029
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,900	1,905
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,545	6,627
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,195	7,086
Portage Pub. Schools Series 2016:
5% 5/1/23	2,035	2,392
5% 11/1/23	1,365	1,619
5% 5/1/24	1,920	2,294
5% 11/1/24	2,000	2,405
5% 5/1/25	1,125	1,357
5% 11/1/25	1,220	1,479
5% 5/1/26	1,700	2,069
5% 11/1/26	1,180	1,431
5% 11/1/28	1,005	1,194
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,703
5% 9/1/23	500	589
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,450
5% 11/1/19	2,775	3,009
5% 5/1/20	3,630	3,995
5% 11/1/20	1,745	1,950
5% 5/1/21	4,110	4,652

TOTAL MICHIGAN		119,400

Minnesota - 0.5%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,154
5% 1/1/23	1,000	1,177
Series 2014 B:
5% 1/1/21 (c)	2,290	2,559
5% 1/1/22 (c)	2,000	2,289
5% 1/1/23 (c)	1,000	1,166
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	3,015	3,470
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,155
5% 1/1/23	1,500	1,768
5% 1/1/24	1,000	1,199

TOTAL MINNESOTA		15,937

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.44% 9/1/17 (a)	2,860	2,861
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	794
Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,122
Nevada - 1.3%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (c)	4,000	4,622
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	2,000	1,987
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 3% 6/1/18	1,020	1,039
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,022
Series 2012 B, 5% 8/1/20	2,230	2,481
Series 2013 D1:
5% 3/1/23	4,500	5,321
5% 3/1/24	2,700	3,197
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,300	5,539
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(c)	6,125	6,061

TOTAL NEVADA		43,269

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A, 5.25% 7/1/27 (d)	200	200
Series 2017 B, 4.125% 7/1/24 (d)	1,010	1,008
Series 2017 C, 3.5% 7/1/22 (d)	335	335
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/20	2,705	2,847
4% 7/1/21	1,520	1,620
Series 2016:
5% 10/1/21	1,250	1,384
5% 10/1/23	1,675	1,908
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/18	2,500	2,556

TOTAL NEW HAMPSHIRE		11,858

New Jersey - 5.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,100	3,341
5% 2/15/21	2,500	2,755
5% 2/15/22	2,500	2,799
5% 2/15/23	2,830	3,208
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,609
Series 2011 EE:
5% 9/1/20	1,350	1,438
5% 9/1/20 (Escrowed to Maturity)	3,650	4,071
Series 2012 II:
5% 3/1/21	6,800	7,207
5% 3/1/22	6,290	6,703
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	8,681
Series 2013, 5% 3/1/23	6,000	6,420
Series 2014 PP, 5% 6/15/19	17,000	17,794
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	11,000	11,596
5% 6/15/21	11,000	11,740
Series 2016 A:
4% 7/1/18	3,585	3,667
5% 7/1/21	2,200	2,445
5% 7/1/22	6,300	7,113
5% 7/1/23	3,390	3,883
5% 7/1/24	7,915	9,160
New Jersey Gen. Oblig. Series O, 5% 8/1/17	6,940	6,960
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,500	1,595
5% 7/1/21	175	195
5% 7/1/22	175	198
5% 7/1/23	610	698
5% 7/1/24	1,225	1,443
5% 7/1/24	1,005	1,162
5% 7/1/24	485	561
5% 7/1/25	525	610
5% 7/1/26	175	204
5% 7/1/27	260	299
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013:
5% 12/1/18 (c)	6,000	6,272
5% 12/1/19 (c)	3,850	4,117
Series 2017 1A:
5% 12/1/22 (c)	765	864
5% 12/1/23 (c)	1,975	2,255
Series 2017 1B, 5% 12/1/21 (c)	815	907
New Jersey Tpk. Auth. Tpk. Rev. Series 2013 A, 5% 1/1/24	4,345	5,032
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	3,870	4,118
Series 2012 AA, 5% 6/15/19	1,500	1,570
Series 2013 A:
5% 12/15/19	6,455	6,830
5% 6/15/20	18,000	19,110
Series 2016 A, 5% 6/15/27	4,050	4,419
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,331

TOTAL NEW JERSEY		197,380

New Mexico - 0.5%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	11,025	11,159
Series 2011, 1.875%, tender 4/1/20 (a)	6,290	6,366

TOTAL NEW MEXICO		17,525

New York - 5.9%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	500	580
5% 7/1/24	1,850	2,222
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,140
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	684
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,800	3,412
5% 9/1/26	1,245	1,529
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,000
New York City Gen. Oblig.:
Series 2008 C, 5.25% 8/1/17	2,280	2,287
Series 2010 F, 5% 8/1/17	8,365	8,389
Series 2011 B, 5% 8/1/17	1,000	1,003
Series 2012 C, 4% 8/1/17	2,740	2,746
Series 2015 C, 5% 8/1/25	1,700	2,069
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 3% 7/15/17	9,565	9,570
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,292
Series 2010 B:
5% 11/1/17	11,740	11,895
5% 11/1/17 (Escrowed to Maturity)	18,260	18,502
Series 2010 D:
5% 11/1/17	8,015	8,121
5% 11/1/17 (Escrowed to Maturity)	2,100	2,127
Series 2012 A:
5% 11/1/17	6,180	6,262
5% 11/1/17 (Escrowed to Maturity)	820	831
5% 11/1/20	4,500	5,053
Series B:
5% 11/1/20	4,255	4,632
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	1,695	1,843
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,426
Series 2012 A, 4% 5/15/20	8,000	8,627
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,561
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,033
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,686
Series 2008 B2:
5% 11/15/19	6,185	6,727
5% 11/15/20	5,500	6,161
5% 11/15/21	4,000	4,596
Series 2012 B, 5% 11/15/22	2,000	2,347
Series 2012 D, 5% 11/15/18	2,515	2,649
Series 2012 E:
4% 11/15/19	4,000	4,258
5% 11/15/21	2,435	2,798
Series 2012 F, 5% 11/15/19	5,000	5,438
Series 2014 C, 5% 11/15/21	2,800	3,217
Series 2016 B, 5% 11/15/21	2,200	2,528
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	21,802
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A1, 5% 4/1/18	3,500	3,605

TOTAL NEW YORK		204,648

North Carolina - 0.5%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/18	1,280	1,315
4% 6/1/20	1,000	1,074
5% 6/1/19	1,305	1,400
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/18	1,500	1,540
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.3%, tender 9/15/17 (a)(c)	2,100	2,100
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010, 5% 6/1/18	3,820	3,953
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	5,000	5,745
5% 1/1/23	1,500	1,755

TOTAL NORTH CAROLINA		18,882

Ohio - 2.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	2,000	2,320
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	35,000	38,204
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	3,763
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	500	589
5% 1/1/20 (FSA Insured)	425	462
5% 1/1/22 (FSA Insured)	1,325	1,512
5% 1/1/24 (FSA Insured)	1,200	1,417
5% 1/1/25 (FSA Insured)	1,250	1,490
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	2,075	2,075
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,411
5% 6/15/23	1,855	2,108
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,860	3,384
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,047
5% 12/1/20	2,205	2,418
5% 12/1/21	2,045	2,290
Ohio Gen. Oblig.:
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,299
Series 2011 A, 5% 8/1/17	3,070	3,079
Series 2012 C, 5% 9/15/21	4,350	4,999
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	650	722
5% 2/15/22	1,100	1,248
5% 2/15/23	2,120	2,447
5% 2/15/24	1,640	1,922
5% 2/15/25	1,710	2,025
5% 2/15/26	1,250	1,490

TOTAL OHIO		87,721

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	454
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,944
Series 2004 A, 2.375% 12/1/21	1,350	1,389
Series 2012, 5% 2/15/21	1,600	1,791
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,477

TOTAL OKLAHOMA		12,055

Pennsylvania - 4.4%
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5% 7/1/17	1,255	1,255
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (a)	11,505	11,504
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,027
4% 10/1/19	660	689
5% 10/1/20	1,260	1,375
5% 10/1/23	195	224
Mount Lebanon School District Series 2015, 4% 2/15/18	865	881
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,517
5% 3/1/19	2,310	2,452
5% 3/1/20	2,140	2,326
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,010
5% 7/1/22	1,510	1,510
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 1.25%, tender 8/1/17 (a)(c)	10,100	10,100
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	1,900	2,154
Series 2012, 5% 6/1/18	3,410	3,531
Series 2016:
5% 2/1/21	8,825	9,901
5% 2/1/22	9,265	10,630
5% 2/1/23	9,075	10,592
5% 2/1/24	10,215	12,093
5% 8/15/17	18,000	18,080
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	369
5% 12/1/21	275	316
5% 12/1/22	855	1,002
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	5,000	5,616
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A, 1.51% 12/1/17 (a)	6,400	6,402
Series 2014 B-1, 1.36% 12/1/17 (a)	2,000	2,000
Philadelphia Gen. Oblig. Series 2011:
5.25% 8/1/17	6,165	6,183
5.25% 8/1/18	5,515	5,750
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	6,728
5% 11/15/18	3,430	3,606
Philadelphia School District Series 2016 D, 5% 9/1/17	1,000	1,005
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,034
5% 6/1/19	200	214
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,375
5% 4/1/20	1,250	1,345
5% 4/1/21	1,000	1,095
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,276

TOTAL PENNSYLVANIA		153,167

Rhode Island - 1.0%
Rhode Island & Providence Plantations Series 2015 A, 4% 8/1/17	5,000	5,011
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5% 5/15/18	1,000	1,029
5% 5/15/19	1,500	1,589
Series 2016:
5% 5/15/20	660	715
5% 5/15/22	2,000	2,252
5% 5/15/23	1,205	1,373
5% 5/15/24	2,350	2,705
5% 5/15/25	5,505	6,371
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,206
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	3,939
5% 6/1/27	1,000	1,118

TOTAL RHODE ISLAND		33,308

South Carolina - 1.8%
Horry County School District (South Carolina Gen. Oblig. Proj.) Series 2016, 5% 3/1/23	3,965	4,695
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,065	2,397
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,282
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,620	3,096
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,196
5% 12/1/26	1,100	1,287
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,031
5% 12/1/20	1,000	1,104
Series 2012 C, 5% 12/1/17	10,535	10,699
Series 2014 C:
5% 12/1/22	1,100	1,255
5% 12/1/23	5,000	5,774
Series 2015 C, 5% 12/1/18	15,000	15,717
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,077

TOTAL SOUTH CAROLINA		62,610

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010, 5% 9/1/17	490	493
Series 2011:
5% 9/1/17	1,100	1,107
5% 9/1/18	1,200	1,253
5% 9/1/19	1,255	1,350
Series 2014 B:
4% 11/1/19	400	423
4% 11/1/20	625	674
4% 11/1/21	500	549
5% 11/1/22	375	435

TOTAL SOUTH DAKOTA		6,284

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,670	1,948
5% 9/1/26	1,835	2,151
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 5% 7/1/17	1,100	1,100

TOTAL TENNESSEE		5,199

Texas - 9.4%
Allen Independent School District Series 2013, 4% 2/15/18	1,290	1,315
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,458
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,454
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/17	2,135	2,147
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,067
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	500	559
5% 1/1/22	1,500	1,713
5% 1/1/23	2,450	2,852
5% 1/1/24	3,370	3,984
5% 1/1/26	2,865	3,458
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (a)	2,025	2,025
Dallas County Gen. Oblig. Series 2016:
5% 8/15/22	3,520	4,114
5% 8/15/23	3,000	3,561
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	2,000	2,171
5% 11/1/20	1,500	1,678
5% 11/1/21	3,000	3,439
5% 11/1/22	5,000	5,850
Series 2014 D, 5% 11/1/23 (c)	1,950	2,280
Dallas Independent School District Bonds:
Series 2016 B2, 4%, tender 2/15/18 (a)	3,970	4,043
Series 2016 B3, 5%, tender 2/15/19 (a)	6,000	6,375
Series 2016 B4, 5%, tender 2/15/20 (a)	7,000	7,613
Series 2016 B5, 5%, tender 2/15/21 (a)	8,000	8,983
Series 2016 B6, 5%, tender 2/15/22 (a)	10,000	11,490
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,679
Dickinson Independent School District Bonds Series 2013, 1.05%, tender 8/1/17 (a)	5,150	5,150
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,695	2,815
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,519
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	7,380
Series 2012 A, 5% 7/1/23 (c)	2,000	2,264
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,175
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,248
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	2,800
5% 7/1/18	3,030	3,150
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,480	2,947
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	3,505	3,479
Series 2007 A, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	10,000	10,029
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,771
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,500	8,555
Series 2016 A, 5% 1/1/26	13,000	15,344
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	7,830	8,013
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,080	6,163
1.2%, tender 8/1/17 (a)	28,155	28,160
2%, tender 6/1/21 (a)	12,130	12,304
Plano Independent School District:
Series 2016 A, 5% 2/15/22	2,500	2,897
5% 2/15/18	2,500	2,563
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17 (c)	2,000	2,019
Round Rock Independent School District Series 2015, 5% 8/1/17	5,000	5,015
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,087
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,106
5% 9/15/21	1,000	1,134
5% 9/15/22	3,440	3,976
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,581
5% 5/15/20	6,000	6,632
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,480	3,877
5% 10/1/21	3,000	3,431
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	853
5% 8/15/23	1,000	1,184
Series 2013:
4% 9/1/18	400	413
5% 9/1/19	655	700
5% 9/1/20	915	1,006
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,385	2,533
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,500	1,838
Series 2017 A, 5% 2/15/24	2,000	2,393
5.75% 7/1/18	1,830	1,869
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,100	2,100
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	12,885	14,049
Texas Trans. Commission State Hwy. Fund Rev. Series 2015, 3% 10/1/17	34,000	34,168
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,585	1,894
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,067
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015 B, 4% 7/1/17	5,625	5,625
Series 2015, 5% 7/1/17	1,985	1,985

TOTAL TEXAS		325,569

Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,097
Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	644
5% 7/15/21	400	447
Fairfax County Gen. Oblig. 5% 10/1/21	3,000	3,460
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,724
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,210	1,408
5% 6/15/25	1,000	1,176
5% 6/15/26	1,715	2,028
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,500	2,514

TOTAL VIRGINIA		14,401

Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,495
5% 1/1/21	1,865	2,087
King County Highline School District # 401 Series 2009, 5% 12/1/17	2,950	2,998
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (c)	2,935	3,258
5% 10/1/21 (c)	2,780	3,163
5% 10/1/22 (c)	2,500	2,901
5% 10/1/23 (c)	3,030	3,574
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,339
4% 1/1/21	2,000	2,183
5% 1/1/20	3,000	3,277
5% 1/1/21	1,770	1,992
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,200

TOTAL WASHINGTON		37,467

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	6,760	6,698
1.9%, tender 4/1/19 (a)	6,285	6,325

TOTAL WEST VIRGINIA		13,023

Wisconsin - 0.5%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,701
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,330	1,474
5% 12/1/22 (c)	1,470	1,696
5.25% 12/1/23 (c)	1,540	1,800
Pub. Fin. Auth. Sr Liv Rev.:
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (d)	215	219
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/19 (d)	340	357
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A, 5% 5/15/23 (d)	365	406
Series 2017 B-2, 3.5% 11/15/23 (d)	280	283
Series 2017 B-3, 3% 11/15/22 (d)	380	381
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	2,090	2,130
Series 2014:
4% 5/1/18	375	381
4% 5/1/19	285	294
5% 5/1/20	410	441
5% 5/1/21	640	701
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Thedacare, Inc. Proj.) Series 2010, 5% 12/15/17	1,540	1,567
Series 2012, 5% 10/1/21	1,400	1,595

TOTAL WISCONSIN		17,426

TOTAL MUNICIPAL BONDS
(Cost $2,928,408)		2,954,090

Municipal Notes - 6.8%
California - 0.1%
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(c)(e)	3,600	$3,600
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series 17, 1.21% 8/11/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	6,300	6,300
Kentucky - 0.0%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	2,165	2,165
Massachusetts - 0.2%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(c)(e)	3,800	3,800
Worcester Gen. Oblig. BAN 2.25% 1/23/18	2,687	2,707

TOTAL MASSACHUSETTS		6,507

New Jersey - 1.0%
Collingswood BAN Series 2017 A, 2.5% 3/22/18	5,035	5,077
East Orange BAN Series 2017 A, 2.5% 3/26/18	11,600	11,702
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	8,900	8,928
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	9,800	9,875

TOTAL NEW JERSEY		35,582

New York - 4.6%
Binghamton Gen. Oblig. BAN:
Series 2016, 2.5% 11/17/17	4,250	4,271
Series 2017 B, 2.5% 4/20/18	24,100	24,346
Broome County Gen. Oblig. BAN 2.5% 5/4/18	18,094	18,289
Canton Cent School District BAN Series 2017, 2.25% 6/29/18 (b)	2,900	2,928
Copiague Union Free School District BAN 2.25% 3/30/18	15,500	15,618
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18 (b)	2,400	2,422
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18 (b)	5,600	5,671
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	2,800	2,822
Suffolk County Gen. Oblig. TAN Series 2017, 2% 7/26/17	66,600	66,641
Wappingers Central School District TAN Series 2017, 1.5% 10/31/17 (b)	1,900	1,903
Yonkers Gen. Oblig. BAN Series 2017, 2.25% 11/17/17	13,675	13,720

TOTAL NEW YORK		158,631

Ohio - 0.4%
Avon Lake BAN Series 2017, 2.5% 7/11/18 (b)	4,900	4,963
Belmont County BAN Series 2016, 1.375% 8/31/17	2,300	2,300
Lakewood Ohio Income Tax Rev. BAN Series 2017, 2% 4/2/18	6,200	6,240

TOTAL OHIO		13,503

Rhode Island - 0.1%
East Providence Gen. Oblig. TAN 2% 7/27/17	3,100	3,102
Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.18% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)	6,700	6,700
Series 17 ZF 0540, 1.11% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	700	700

TOTAL UTAH		7,400

TOTAL MUNICIPAL NOTES
(Cost $236,751)		236,790
	Shares	Value (000s)

Money Market Funds - 7.5%
Fidelity Municipal Cash Central Fund, 0.95% (f)(g)
(Cost $257,687)	257,676,025	257,660
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $3,422,846)		3,448,540
NET OTHER ASSETS (LIABILITIES) - 0.4%		14,584
NET ASSETS - 100%		$3,463,124

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,143,000 or 0.6% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$435
Total	$435

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$3,190,880	$--	$3,190,880	$--
Money Market Funds	257,660	257,660	--	--
Total Investments in Securities:	$3,448,540	$257,660	$3,190,880	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.7%
Transportation	11.7%
Health Care	9.6%
Electric Utilities	8.6%
Special Tax	5.5%
Others (Individually Less Than 5%)	14.0%
Net Other Assets (Liabilities)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,165,159)	$3,190,880
Fidelity Central Funds (cost $257,687)	257,660
Total Investments (cost $3,422,846)		$3,448,540
Cash		30,685
Receivable for fund shares sold		1,903
Interest receivable		36,190
Distributions receivable from Fidelity Central Funds		141
Other receivables		7
Total assets		3,517,466
Liabilities
Payable for investments purchased
Regular delivery	$6,155
Delayed delivery	41,359
Payable for fund shares redeemed	4,365
Distributions payable	962
Accrued management fee	1,035
Distribution and service plan fees payable	100
Other affiliated payables	334
Other payables and accrued expenses	32
Total liabilities		54,342
Net Assets		$3,463,124
Net Assets consist of:
Paid in capital		$3,437,489
Distributions in excess of net investment income		(7)
Accumulated undistributed net realized gain (loss) on investments		(52)
Net unrealized appreciation (depreciation) on investments		25,694
Net Assets		$3,463,124
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($270,568 ÷ 25,577 shares)		$10.58
Maximum offering price per share (100/97.25 of $10.58)		$10.88
Class M:
Net Asset Value and redemption price per share ($17,841 ÷ 1,690 shares)		$10.56
Maximum offering price per share (100/97.25 of $10.56)		$10.86
Class C:
Net Asset Value and offering price per share ($45,786 ÷ 4,336 shares)(a)		$10.56
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,800,455 ÷ 265,193 shares)		$10.56
Class I:
Net Asset Value, offering price and redemption price per share ($328,474 ÷ 31,089 shares)		$10.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$33,509
Income from Fidelity Central Funds		435
Total income		33,944
Expenses
Management fee	$6,221
Transfer agent fees	1,703
Distribution and service plan fees	633
Accounting fees and expenses	296
Custodian fees and expenses	12
Independent trustees' fees and expenses	7
Registration fees	130
Audit	26
Legal	5
Miscellaneous	18
Total expenses before reductions	9,051
Expense reductions	(23)	9,028
Net investment income (loss)		24,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	372
Fidelity Central Funds	(3)
Total net realized gain (loss)		369
Change in net unrealized appreciation (depreciation) on investment securities		41,988
Net gain (loss)		42,357
Net increase (decrease) in net assets resulting from operations		$67,273

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,916	$53,980
Net realized gain (loss)	369	312
Change in net unrealized appreciation (depreciation)	41,988	(72,267)
Net increase (decrease) in net assets resulting from operations	67,273	(17,975)
Distributions to shareholders from net investment income	(24,876)	(53,929)
Distributions to shareholders from net realized gain	–	(727)
Total distributions	(24,876)	(54,656)
Share transactions - net increase (decrease)	(44,273)	(259,868)
Redemption fees	–	58
Total increase (decrease) in net assets	(1,876)	(332,441)
Net Assets
Beginning of period	3,465,000	3,797,441
End of period	$3,463,124	$3,465,000
Other Information
Distributions in excess of net investment income end of period	$(7)	$(47)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.64	$10.71	$10.68	$10.86	$10.83
Income from Investment Operations
Net investment income (loss)A	.061	.118	.129	.153	.158	.164
Net realized and unrealized gain (loss)	.129	(.188)	(.048)	.046	(.170)	.034
Total from investment operations	.190	(.070)	.081	.199	(.012)	.198
Distributions from net investment income	(.060)	(.118)	(.130)	(.153)	(.158)	(.156)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.060)	(.120)	(.151)	(.169)	(.168)	(.168)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.58	$10.45	$10.64	$10.71	$10.68	$10.86
Total ReturnC,D,E	1.83%	(.68)%	.76%	1.87%	(.11)%	1.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.80%	.81%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.82%H	.80%	.81%	.79%	.78%	.79%
Expenses net of all reductions	.81%H	.80%	.81%	.79%	.78%	.78%
Net investment income (loss)	1.16%H	1.10%	1.21%	1.42%	1.47%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$271	$317	$377	$397	$318	$394
Portfolio turnover rateI	22%H	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.62	$10.69	$10.66	$10.85	$10.81
Income from Investment Operations
Net investment income (loss)A	.063	.121	.134	.157	.162	.166
Net realized and unrealized gain (loss)	.129	(.188)	(.049)	.046	(.180)	.044
Total from investment operations	.192	(.067)	.085	.203	(.018)	.210
Distributions from net investment income	(.062)	(.121)	(.134)	(.157)	(.162)	(.158)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.062)	(.123)	(.155)	(.173)	(.172)	(.170)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.43	$10.62	$10.69	$10.66	$10.85
Total ReturnC,D,E	1.85%	(.65)%	.80%	1.91%	(.17)%	1.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.77%	.77%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.78%H	.77%	.77%	.76%	.75%	.77%
Expenses net of all reductions	.78%H	.77%	.77%	.75%	.75%	.76%
Net investment income (loss)	1.20%H	1.14%	1.25%	1.46%	1.50%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$18	$20	$22	$25	$24	$25
Portfolio turnover rateI	22%H	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.62	$10.69	$10.66	$10.84	$10.81
Income from Investment Operations
Net investment income (loss)A	.021	.038	.050	.072	.077	.082
Net realized and unrealized gain (loss)	.130	(.188)	(.049)	.046	(.169)	.035
Total from investment operations	.151	(.150)	.001	.118	(.092)	.117
Distributions from net investment income	(.021)	(.038)	(.050)	(.072)	(.078)	(.075)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.021)	(.040)	(.071)	(.088)	(.088)	(.087)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.43	$10.62	$10.69	$10.66	$10.84
Total ReturnC,D,E	1.45%	(1.42)%	.01%	1.11%	(.86)%	1.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.55%	1.55%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.57%H	1.55%	1.55%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.57%H	1.55%	1.55%	1.54%	1.53%	1.53%
Net investment income (loss)	.41%H	.35%	.47%	.67%	.72%	.76%
Supplemental Data
Net assets, end of period (in millions)	$46	$53	$63	$65	$71	$92
Portfolio turnover rateI	22%H	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.63	$10.69	$10.66	$10.85	$10.81
Income from Investment Operations
Net investment income (loss)A	.078	.152	.164	.186	.191	.197
Net realized and unrealized gain (loss)	.130	(.198)	(.039)	.046	(.180)	.045
Total from investment operations	.208	(.046)	.125	.232	.011	.242
Distributions from net investment income	(.078)	(.152)	(.164)	(.186)	(.191)	(.190)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.078)	(.154)	(.185)	(.202)	(.201)	(.202)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.43	$10.63	$10.69	$10.66	$10.85
Total ReturnC,D	2.00%	(.45)%	1.18%	2.19%	.10%	2.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47%G	.48%	.48%	.48%	.48%	.47%
Net investment income (loss)	1.50%G	1.43%	1.54%	1.73%	1.78%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$2,800	$2,779	$3,058	$3,225	$3,168	$3,624
Portfolio turnover rateH	22%G	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$10.63	$10.70	$10.67	$10.85	$10.81
Income from Investment Operations
Net investment income (loss)A	.074	.145	.156	.179	.184	.191
Net realized and unrealized gain (loss)	.130	(.188)	(.048)	.046	(.169)	.045
Total from investment operations	.204	(.043)	.108	.225	.015	.236
Distributions from net investment income	(.074)	(.145)	(.157)	(.179)	(.185)	(.184)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.074)	(.147)	(.178)	(.195)	(.195)	(.196)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.57	$10.44	$10.63	$10.70	$10.67	$10.85
Total ReturnC,D	1.96%	(.42)%	1.02%	2.12%	.14%	2.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.55%	.55%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.55%G	.55%	.55%	.55%	.54%	.54%
Expenses net of all reductions	.55%G	.54%	.55%	.54%	.54%	.53%
Net investment income (loss)	1.43%G	1.36%	1.47%	1.67%	1.71%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$328	$297	$276	$263	$207	$206
Portfolio turnover rateH	22%G	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Limited Term Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$38,175
Gross unrealized depreciation	(12,390)
Net unrealized appreciation (depreciation) on securities	$25,785
Tax cost	$3,422,755

The Fund elected to defer to its next fiscal year approximately $421 of capital losses recognized during the period November 1,2016 to December 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $352,352 and $577,610, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$361	$68
Class M	-%	.25%	24	–
Class C	.75%	.25%	248	16
			$633	$84

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$50
Class M	2
Class C(a)	2
$54

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$249.17
Class M	13.14
Class C	42.17
Limited Term Municipal Income	1,157.08
Class I	242.16
	$1,703

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$1,662	$4,046
Class M	112	246
Class B	–	1
Class C	100	217
Limited Term Municipal Income	20,830	45,375
Class I	2,172	4,044
Total	$24,876	$53,929
From net realized gain
Class A	$–	$65
Class M	–	4
Class C	–	11
Limited Term Municipal Income	–	588
Class I	–	59
Total	$–	$727

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	4,266	13,917	$44,921	$148,531
Reinvestment of distributions	147	351	1,546	3,741
Shares redeemed	(9,139)	(19,410)	(96,225)	(206,381)
Net increase (decrease)	(4,726)	(5,142)	$(49,758)	$(54,109)
Class M
Shares sold	156	682	$1,640	$7,226
Reinvestment of distributions	10	22	106	235
Shares redeemed	(365)	(874)	(3,847)	(9,260)
Net increase (decrease)	(199)	(170)	$(2,101)	$(1,799)
Class B
Shares sold	–	3	$–	$28
Reinvestment of distributions	–	–(a)	–	1
Shares redeemed	–	(30)	–	(317)
Net increase (decrease)	–	(27)	$–	$(288)
Class C
Shares sold	158	961	$1,660	$10,252
Reinvestment of distributions	8	18	86	188
Shares redeemed	(896)	(1,887)	(9,429)	(20,039)
Net increase (decrease)	(730)	(908)	$(7,683)	$(9,599)
Limited Term Municipal Income
Shares sold	40,451	91,180	$425,246	$970,470
Reinvestment of distributions	1,447	3,156	15,245	33,582
Shares redeemed	(43,121)	(115,740)	(453,523)	(1,224,234)
Net increase (decrease)	(1,223)	(21,404)	$(13,032)	$(220,182)
Class I
Shares sold	8,787	15,767	$92,534	$167,805
Reinvestment of distributions	177	311	1,862	3,311
Shares redeemed	(6,284)	(13,673)	(66,095)	(145,007)
Net increase (decrease)	2,680	2,405	$28,301	$26,109

 (a) In the amount of less than five hundred dollars

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	.82%
Actual		$1,000.00	$1,018.30	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class M	.78%
Actual		$1,000.00	$1,018.50	$3.90
Hypothetical-C		$1,000.00	$1,020.93	$3.91

Class C	1.57%
Actual		$1,000.00	$1,014.50	$7.84
Hypothetical-C		$1,000.00	$1,017.01	$7.85
Limited Term Municipal Income	.47%
Actual		$1,000.00	$1,020.00	$2.35
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.55%
Actual		$1,000.00	$1,019.60	$2.75
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASTM-SANN-0817
1.803548.113

Fidelity® Limited Term Municipal Income Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
New York	10.5	12.3
Florida	10.0	11.1
Illinois	9.5	10.2
Texas	9.4	9.6
New Jersey	6.7	6.4

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.7	42.4
Transportation	11.7	11.5
Health Care	9.6	10.5
Electric Utilities	8.6	9.4
Special Tax	5.5	9.7

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	7.9%
AA,A	60.9%
BBB	14.2%
BB and Below	0.4%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	14.4%

As of December 31, 2016
AAA	8.2%
AA,A	72.4%
BBB	10.5%
BB and Below	0.5%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 85.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	600	691
5% 3/1/23	850	995
5% 3/1/24	1,250	1,486
5% 3/1/25	1,250	1,501
Series 2016 B:
5% 3/1/22	1,000	1,151
5% 3/1/24	1,000	1,189
5% 3/1/25	1,500	1,801
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,510	4,539
Montgomery Med. Clinic Facilities:
Series 2015:
5% 3/1/21	500	551
5% 3/1/22	3,215	3,608
5% 3/1/20	2,890	3,111
5% 3/1/25	1,500	1,743

TOTAL ALABAMA		22,366

Alaska - 0.7%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,090	1,215
5% 9/1/22	1,200	1,402
Series B:
5% 9/1/18	3,685	3,853
5% 9/1/20	2,000	2,228
5% 9/1/22	1,425	1,664
Series C:
5% 9/1/18	1,000	1,046
5% 9/1/19	2,150	2,324
5% 9/1/20	1,260	1,404
5% 9/1/22	1,000	1,168
Series D:
5% 9/1/19	3,895	4,210
5% 9/1/20	2,000	2,228

TOTAL ALASKA		22,742

Arizona - 2.9%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	526
5% 12/1/19	615	665
5% 12/1/20	820	911
5% 12/1/21	1,105	1,256
5% 12/1/22	800	926
5% 12/1/23	1,000	1,175
5% 12/1/24	1,500	1,789
Arizona State Trans. Board Series 2016:
5% 7/1/24	5,000	6,042
5% 7/1/25	5,000	6,110
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	1,000	1,050
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,620
Glendale Excise Tax Rev. Series 2017:
5% 7/1/21 (b)	2,965	3,347
5% 7/1/22 (b)	3,395	3,912
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	633
5% 7/1/22 (FSA Insured)	1,000	1,160
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	853
5% 7/1/22 (FSA Insured)	1,170	1,357
5% 7/1/23 (FSA Insured)	1,395	1,646
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,780	5,791
5% 1/1/26	10,720	13,013
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,325	1,364
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	950
4% 7/1/20	1,360	1,470
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.3%, tender 8/1/17 (a)(c)	16,500	16,500
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,507
5% 12/1/22	2,470	2,848
5% 12/1/23	3,425	4,008
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,473
Series 2012 A:
5% 7/1/18	825	858
5% 7/1/19	1,550	1,669
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/17 (Escrowed to Maturity)	3,315	3,315
5% 7/1/18 (Escrowed to Maturity)	3,365	3,491

TOTAL ARIZONA		100,235

California - 5.0%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	3,335	3,251
0% 10/1/19	265	251
Series 2013 A, 5% 10/1/22	2,190	2,555
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,190	5,462
Series B, 2.85%, tender 4/1/25 (a)	4,245	4,472
Series C, 2.1%, tender 4/1/22 (a)	3,960	4,041
1.5%, tender 4/2/18 (a)	5,200	5,206
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,600	16,088
5.25% 9/1/22	1,570	1,864
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.3%, tender 8/1/17 (a)(c)(d)	16,955	16,954
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,837
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,162
(Univ. Proj.) Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,740	2,877
5% 10/1/19 (Escrowed to Maturity)	1,490	1,620
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	6,797
5% 10/1/19	5,000	5,425
5% 10/1/20	2,525	2,824
Series 2012 A, 5% 4/1/21	3,245	3,680
Series 2012 G, 5% 11/1/22	1,250	1,472
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	4,100	4,473
Series 2009 J, 5% 11/1/17	2,300	2,331
Series 2012 C, 5% 6/1/21	1,820	2,073
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,500	3,860
Series 2017 A1:
5% 6/1/21	1,230	1,382
5% 6/1/22	1,725	1,975
5% 6/1/23	1,970	2,286
5% 6/1/24	1,110	1,304
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,015
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4.625% 3/1/18	1,500	1,536
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	9,790	9,952
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2009 A2, 1.07%, tender 7/3/17 (a)	1,565	1,565
Series 2011 A3, 1.07%, tender 7/3/17 (a)	1,725	1,725
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,136
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,078
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,198
Palomar Health Rev. Series 2016:
5% 11/1/23	2,000	2,262
5% 11/1/24	2,000	2,282
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,823
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,610
5% 9/1/24 (FSA Insured)	2,300	2,787
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/18	6,470	6,700
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/18	8,000	8,337
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,646
State Ctr. Cmnty. College District Series 2007 A, 5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	9,480	9,507
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,075

TOTAL CALIFORNIA		171,756

Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,285	5,893
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,500	5,311
Series 2014 A, 5% 6/1/23	3,860	4,556
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,835	2,677
Series 2015 A:
5% 9/1/19	1,000	1,079
5% 9/1/20	1,000	1,108

TOTAL COLORADO		20,624

Connecticut - 2.5%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	3,470	3,559
Series 2012 C, 5% 6/1/21	23,420	26,101
Series 2015 E, 5% 8/1/17	26,395	26,469
Series 2016 A:
4% 3/15/18	13,900	14,182
5% 3/15/26	1,970	2,311
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	5,455	5,781
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	5,864
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (FSA Insured)	900	1,033
5% 8/15/25 (FSA Insured)	1,000	1,172

TOTAL CONNECTICUT		86,472

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,728
5% 1/1/21	2,000	2,249

TOTAL DELAWARE, NEW JERSEY		4,977

District Of Columbia - 0.9%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	8,734
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	6,325	7,366
Series 2014 A, 5% 10/1/23 (c)	445	525
Series 2017 A:
5% 10/1/26 (b)(c)	6,700	8,129
5% 10/1/27 (b)(c)	5,000	6,097

TOTAL DISTRICT OF COLUMBIA		30,851

Florida - 10.0%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,132
Series 2015 C:
5% 7/1/21	650	736
5% 7/1/22	3,725	4,293
5% 7/1/23	3,000	3,505
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	1,000	1,144
Series A:
5% 10/1/22 (c)	3,000	3,478
5% 10/1/23 (c)	4,020	4,726
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	7,000	7,506
Series 2015 A:
5% 7/1/19	2,000	2,145
5% 7/1/20	4,000	4,420
5% 7/1/21	4,500	5,107
5% 7/1/22	3,500	4,059
5% 7/1/23	2,750	3,247
5% 7/1/24	1,320	1,584
Series 2015 B:
5% 7/1/19	2,000	2,145
5% 7/1/20	3,000	3,315
5% 7/1/21	6,235	7,076
5% 7/1/22	1,275	1,479
5% 7/1/23	2,750	3,247
5% 7/1/24	1,145	1,374
Series A, 5.25% 7/1/17 (AMBAC Insured)	7,015	7,015
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/17	1,685	1,713
5% 12/1/18	685	723
5% 12/1/19	1,820	1,983
5% 12/1/20	1,000	1,123
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 5% 10/1/17	1,455	1,469
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	9,548
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	3,927
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/18	1,790	1,817
5% 2/1/19	1,450	1,506
5% 2/1/20	2,025	2,148
Florida Gen. Oblig. Series 2015 A, 4% 7/1/17	17,295	17,295
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,169
5% 10/1/22	2,000	2,310
5% 10/1/23	1,270	1,485
5% 10/1/24	2,000	2,364
5% 10/1/25	1,750	2,074
5% 10/1/26	2,000	2,355
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	2,985
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,849
5% 10/1/20	1,000	1,119
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,542
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 4% 7/1/17	1,500	1,500
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,020	2,346
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,035
5% 7/1/22	2,000	2,313
5% 7/1/23	2,000	2,357
Indian River County Wtr. & Swr. Rev. 5% 9/1/17	1,000	1,006
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,142
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,352
5% 10/1/20	2,000	2,227
5% 10/1/21	2,000	2,286
5% 10/1/22	1,000	1,170
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,300	1,562
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,146
5% 7/1/20	1,000	1,105
5% 7/1/21	2,000	2,271
5% 7/1/22	2,000	2,318
5% 7/1/23	2,000	2,318
Series 2014 A, 5% 7/1/24	625	756
Series 2014 B:
5% 7/1/22	1,500	1,739
5% 7/1/23	3,250	3,834
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,565
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,439
5% 11/1/21	6,275	7,170
5% 11/1/22	2,915	3,401
5% 11/1/23	7,650	9,071
Series 2015 A:
5% 5/1/19	1,000	1,067
5% 5/1/20	2,095	2,304
5% 5/1/21	4,000	4,515
5% 5/1/22	3,720	4,295
5% 5/1/23	6,500	7,636
Series 2015 B, 5% 5/1/24	29,560	35,228
Series 2016 A, 5% 8/1/27	5,560	6,677
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,343
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,245	1,348
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,500	1,563
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,073
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,515
Series 2010 C, 5% 10/1/17	1,895	1,913
Series 2011 B:
5% 10/1/18	2,250	2,360
5% 10/1/19	2,325	2,521
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,050
5% 12/1/20	880	967
5% 12/1/21	1,100	1,233
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,224
4% 8/1/21	4,040	4,444
5% 8/1/17	1,170	1,173
5% 8/1/19	3,000	3,229
5% 8/1/21	5,300	6,039
Series 2015 B:
5% 8/1/19	2,735	2,944
5% 8/1/20	1,750	1,941
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,308
5% 10/1/19	1,100	1,189
5% 10/1/20	1,000	1,112
5% 10/1/21	1,000	1,140
5% 10/1/22	1,000	1,154
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	4,507
5% 10/1/19 (c)	2,025	2,182
5% 10/1/18 (c)	2,745	2,875
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	1,000	1,210
5% 7/1/26	1,140	1,385
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,000	1,112
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,558
5% 10/1/18 (Escrowed to Maturity)	2,260	2,370
Series 2011, 5% 10/1/19	5,590	6,068
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	1,605	1,629
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/17 (FSA Insured) (c)	5,000	5,046
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	1,982
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,146
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	500	521
5% 8/1/19	310	333

TOTAL FLORIDA		346,095

Georgia - 2.3%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,153
5% 1/1/23	1,000	1,177
5% 1/1/24	1,150	1,379
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997, 2.375%, tender 8/10/17 (a)	2,100	2,102
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	10,000	9,976
2.2%, tender 4/2/19 (a)	9,700	9,768
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,234
5% 1/1/20	4,000	4,367
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,086
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	11,020	11,536
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,630	2,753
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,870	4,044
5.75% 1/1/20	925	966
Series GG:
5% 1/1/20	675	730
5% 1/1/21	1,670	1,855
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,623
5% 10/1/22	1,000	1,161
5% 10/1/23	2,420	2,851
Series R, 5% 10/1/21	5,000	5,689
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,715	4,760
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,335	3,709
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5% 1/1/18 (Escrowed to Maturity)	1,530	1,560

TOTAL GEORGIA		79,479

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	4,000	4,277
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/17 (c)	2,300	2,306
5% 8/1/19 (c)	1,400	1,505
5% 8/1/20 (c)	3,050	3,370
5% 8/1/21 (c)	550	622
5% 8/1/22 (c)	2,075	2,394
5% 8/1/23 (c)	1,435	1,682

TOTAL HAWAII		16,156

Illinois - 9.3%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	8,513
Series 2008 C:
5.25% 12/1/23	7,665	6,754
5.25% 12/1/24	955	826
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,164
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,419
Series 2010 F, 5% 12/1/20	760	697
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999:
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,954
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	9,337
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	13,532
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,039
Series 2014 D, 5% 12/1/17	3,425	3,480
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	679
5% 1/1/21	400	447
5% 1/1/23	2,500	2,901
5% 1/1/22	5,000	5,712
5% 1/1/23	5,900	6,845
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	254
5% 1/1/20	300	306
5% 1/1/21	400	409
5% 1/1/22	300	308
5% 1/1/23	535	548
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/18	6,500	6,627
Series 2012 A, 5% 1/1/21	1,400	1,571
Series 2012 B, 5% 1/1/21 (c)	4,605	5,139
Series 2013 B, 5% 1/1/22	4,000	4,601
Series 2013 D, 5% 1/1/22	3,220	3,704
Series 2017 D, 5% 1/1/27 (c)	1,505	1,786
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,377
5% 1/1/23	1,200	1,338
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,158
Series 2010 A, 5.25% 11/15/22	4,960	5,457
Series 2011 A, 5.25% 11/15/22	1,000	1,122
Series 2012 C:
5% 11/15/19	3,200	3,427
5% 11/15/20	7,210	7,897
5% 11/15/21	4,985	5,555
5% 11/15/22	1,290	1,451
Series 2014 A:
5% 11/15/20	1,000	1,095
5% 11/15/21	500	557
5% 11/15/22	1,000	1,125
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	10,000	10,008
Illinois Fin. Auth. Rev.:
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,650	2,866
Bonds Series E, 2.25%, tender 4/29/22 (a)	22,930	23,361
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,065	2,206
Series 2012 A, 5% 5/15/23	1,300	1,471
Series 2012:
5% 9/1/18	1,160	1,198
5% 9/1/19	1,115	1,178
5% 9/1/20	1,470	1,597
5% 9/1/21	2,045	2,271
5% 9/1/22	3,530	3,963
Series 2015 A:
5% 11/15/24	1,525	1,806
5% 11/15/25	1,950	2,332
5% 11/15/26	2,000	2,345
Series 2016 A:
5% 8/15/20	500	539
5% 2/15/21	750	831
5% 8/15/21	700	768
5% 2/15/23	1,000	1,148
5% 8/15/23	1,500	1,691
5% 8/15/24	2,185	2,488
Series 2016 C:
5% 2/15/20	5,080	5,399
5% 2/15/22	2,150	2,361
5% 2/15/23	4,500	4,998
5% 2/15/24	5,000	5,608
Series 2016:
5% 5/15/25	500	595
5% 5/15/26	1,000	1,196
5% 5/15/27	1,250	1,461
5% 11/15/20	1,650	1,835
5% 11/15/22	500	581
5% 11/15/24	1,955	2,337
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,692
Series 2012:
5% 3/1/19	5,500	5,630
5% 8/1/19	2,660	2,735
5% 8/1/20	6,900	7,176
5% 8/1/21	2,415	2,517
5% 8/1/22	5,800	6,053
Series 2013:
5% 7/1/21	6,500	6,769
5% 7/1/22	10,085	10,518
Series 2014:
5% 4/1/18	10,000	10,184
5% 2/1/22	3,000	3,123
5% 4/1/23	2,215	2,299
5% 2/1/25	2,325	2,393
Series 2016:
5% 1/1/26	2,200	2,250
5% 2/1/26	10,760	11,008
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,205	1,399
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,820	4,085
0% 1/15/25	5,025	4,113
0% 1/15/26	3,775	2,973
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,415
5% 2/1/20	2,275	2,484
Series 2014. 5% 2/1/23	2,225	2,605

TOTAL ILLINOIS		322,970

Indiana - 2.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	813
5% 8/15/23	1,000	1,182
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	650	699
5% 3/1/21	1,225	1,347
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	918
5% 10/1/22	1,600	1,863
Series 2014 A:
5% 10/1/20	375	417
5% 10/1/21	380	434
5% 10/1/22	675	786
Series 2015 A:
5% 10/1/24	1,495	1,799
5% 10/1/25	1,625	1,955
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,554
5% 1/1/20	1,250	1,362
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (c)	2,750	3,060
5% 1/1/23 (c)	1,985	2,294
5% 1/1/24 (c)	2,775	3,251
5% 1/1/25 (c)	2,910	3,443
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	5,000	5,046
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,041
4% 1/15/20	1,345	1,432
4% 1/15/21	1,250	1,358
5% 7/15/19	1,680	1,802
5% 7/15/20	1,170	1,293
5% 7/15/21	1,000	1,135
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B, 4% 7/1/17 (Escrowed to Maturity)	500	500
Series Z-1:
5% 7/1/17	1,000	1,000
5% 7/1/18	1,500	1,560
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,500	8,535
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	21,255	24,249

TOTAL INDIANA		76,128

Kansas - 0.3%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,560	1,825
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,460	1,748
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,369
5% 11/15/20 (Escrowed to Maturity)	2,745	3,081
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	500	580
5% 9/1/23	725	856
5% 9/1/25	800	965

TOTAL KANSAS		11,424

Kentucky - 0.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/22	1,120	1,246
5% 2/1/24	1,360	1,552
5% 2/1/25	1,000	1,149
5% 2/1/27	1,230	1,403
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	9,000	9,182
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,410	1,520
5% 6/1/22	1,560	1,741
5% 6/1/24	1,690	1,933
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,475
Series 2016, 3% 11/1/17	1,630	1,641
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	7,510	7,529

TOTAL KENTUCKY		31,371

Louisiana - 2.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	9,991
5% 6/1/21 (FSA Insured)	5,000	5,645
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,515	1,754
Series 2014 D1, 5% 12/1/22	1,305	1,521
Series 2015, 5% 5/1/18	1,075	1,110
Series 2016 B:
5% 8/1/22	14,095	16,315
5% 8/1/23	6,250	7,352
Series 2016 D:
5% 9/1/22	6,360	7,374
5% 9/1/24	7,030	8,388
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,690
5% 7/1/22	1,000	1,151
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	305	353
5% 1/1/24 (c)	200	235
5% 1/1/25 (c)	200	237
5% 1/1/26 (c)	500	597
Series 2017 D2:
5% 1/1/23 (b)(c)	400	452
5% 1/1/24 (b)(c)	750	858
5% 1/1/25 (b)(c)	500	577
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,096
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,136

TOTAL LOUISIANA		73,832

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,719
5% 7/1/22	1,850	2,142
5% 7/1/24	2,350	2,816

TOTAL MAINE		7,677

Maryland - 2.2%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/26	3,240	3,979
5% 7/1/27	3,395	4,182
Series 2017 D:
5% 7/1/23	3,135	3,725
5% 7/1/24	3,290	3,978
5% 7/1/25	3,455	4,219
Maryland Gen. Oblig. Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	5,728
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 1.534%, tender 7/3/17 (a)	13,885	13,888
Series 2013 A:
1.284%, tender 7/3/17 (a)	4,285	4,289
1.304%, tender 7/3/17 (a)	7,100	7,107
Series 2015:
5% 7/1/19	400	424
5% 7/1/22	900	1,011
5% 7/1/23	1,000	1,136
5% 7/1/24	2,000	2,291
5% 7/1/25	1,770	2,040
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	17,209

TOTAL MARYLAND		75,206

Massachusetts - 1.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,397
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q2, 5% 7/1/17	1,370	1,370
Series 2016 I:
5% 7/1/21	500	562
5% 7/1/22	600	689
5% 7/1/23	675	789
5% 7/1/24	550	651
5% 7/1/25	500	597
5% 7/1/26	1,000	1,197
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,034
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	32,000	31,691
Series 2007 C, 5% 8/1/19 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,006
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,743

TOTAL MASSACHUSETTS		50,726

Michigan - 3.4%
Detroit Swr. Disp. Rev. Series 2006 D, 1.369% 7/1/32 (a)	4,070	3,532
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,305
5% 5/1/20	2,635	2,900
5% 5/1/21	2,150	2,433
5% 5/1/22	1,850	2,136
Grand Rapids Pub. Schools:
Series 2016, 4% 5/1/18 (FSA Insured)	1,950	1,995
5% 5/1/23 (FSA Insured)	1,305	1,528
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	1,000	1,148
5% 5/15/24	550	650
5% 5/15/25	650	775
5% 5/15/26	625	749
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,316
5% 11/15/19	1,000	1,082
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	1,000	1,155
5% 4/15/23	1,350	1,590
5% 4/15/24	1,480	1,765
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,250	4,224
Series 2012 A, 5% 6/1/18 (Escrowed to Maturity)	2,430	2,517
Series 2015 A:
5% 8/1/22	2,400	2,777
5% 8/1/23	3,800	4,470
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,330	3,652
5% 3/15/21	1,000	1,129
5% 3/15/22	2,330	2,696
5% 3/15/23	4,000	4,715
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,190	1,239
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,615	3,694
Series 1999:
0.95%, tender 2/1/18 (a)	130	130
0.95%, tender 2/1/18 (a)	3,865	3,863
Series 2005 A4, 1.625%, tender 11/1/19 (a)	8,025	8,029
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,900	1,905
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,545	6,627
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,195	7,086
Portage Pub. Schools Series 2016:
5% 5/1/23	2,035	2,392
5% 11/1/23	1,365	1,619
5% 5/1/24	1,920	2,294
5% 11/1/24	2,000	2,405
5% 5/1/25	1,125	1,357
5% 11/1/25	1,220	1,479
5% 5/1/26	1,700	2,069
5% 11/1/26	1,180	1,431
5% 11/1/28	1,005	1,194
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,703
5% 9/1/23	500	589
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,450
5% 11/1/19	2,775	3,009
5% 5/1/20	3,630	3,995
5% 11/1/20	1,745	1,950
5% 5/1/21	4,110	4,652

TOTAL MICHIGAN		119,400

Minnesota - 0.5%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,154
5% 1/1/23	1,000	1,177
Series 2014 B:
5% 1/1/21 (c)	2,290	2,559
5% 1/1/22 (c)	2,000	2,289
5% 1/1/23 (c)	1,000	1,166
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	3,015	3,470
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,155
5% 1/1/23	1,500	1,768
5% 1/1/24	1,000	1,199

TOTAL MINNESOTA		15,937

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.44% 9/1/17 (a)	2,860	2,861
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	794
Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,122
Nevada - 1.3%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (c)	4,000	4,622
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	2,000	1,987
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 3% 6/1/18	1,020	1,039
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,022
Series 2012 B, 5% 8/1/20	2,230	2,481
Series 2013 D1:
5% 3/1/23	4,500	5,321
5% 3/1/24	2,700	3,197
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,300	5,539
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(c)	6,125	6,061

TOTAL NEVADA		43,269

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A, 5.25% 7/1/27 (d)	200	200
Series 2017 B, 4.125% 7/1/24 (d)	1,010	1,008
Series 2017 C, 3.5% 7/1/22 (d)	335	335
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/20	2,705	2,847
4% 7/1/21	1,520	1,620
Series 2016:
5% 10/1/21	1,250	1,384
5% 10/1/23	1,675	1,908
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/18	2,500	2,556

TOTAL NEW HAMPSHIRE		11,858

New Jersey - 5.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,100	3,341
5% 2/15/21	2,500	2,755
5% 2/15/22	2,500	2,799
5% 2/15/23	2,830	3,208
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,609
Series 2011 EE:
5% 9/1/20	1,350	1,438
5% 9/1/20 (Escrowed to Maturity)	3,650	4,071
Series 2012 II:
5% 3/1/21	6,800	7,207
5% 3/1/22	6,290	6,703
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	8,681
Series 2013, 5% 3/1/23	6,000	6,420
Series 2014 PP, 5% 6/15/19	17,000	17,794
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	11,000	11,596
5% 6/15/21	11,000	11,740
Series 2016 A:
4% 7/1/18	3,585	3,667
5% 7/1/21	2,200	2,445
5% 7/1/22	6,300	7,113
5% 7/1/23	3,390	3,883
5% 7/1/24	7,915	9,160
New Jersey Gen. Oblig. Series O, 5% 8/1/17	6,940	6,960
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,500	1,595
5% 7/1/21	175	195
5% 7/1/22	175	198
5% 7/1/23	610	698
5% 7/1/24	1,225	1,443
5% 7/1/24	1,005	1,162
5% 7/1/24	485	561
5% 7/1/25	525	610
5% 7/1/26	175	204
5% 7/1/27	260	299
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013:
5% 12/1/18 (c)	6,000	6,272
5% 12/1/19 (c)	3,850	4,117
Series 2017 1A:
5% 12/1/22 (c)	765	864
5% 12/1/23 (c)	1,975	2,255
Series 2017 1B, 5% 12/1/21 (c)	815	907
New Jersey Tpk. Auth. Tpk. Rev. Series 2013 A, 5% 1/1/24	4,345	5,032
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	3,870	4,118
Series 2012 AA, 5% 6/15/19	1,500	1,570
Series 2013 A:
5% 12/15/19	6,455	6,830
5% 6/15/20	18,000	19,110
Series 2016 A, 5% 6/15/27	4,050	4,419
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,331

TOTAL NEW JERSEY		197,380

New Mexico - 0.5%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	11,025	11,159
Series 2011, 1.875%, tender 4/1/20 (a)	6,290	6,366

TOTAL NEW MEXICO		17,525

New York - 5.9%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	500	580
5% 7/1/24	1,850	2,222
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,140
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	684
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,800	3,412
5% 9/1/26	1,245	1,529
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,000
New York City Gen. Oblig.:
Series 2008 C, 5.25% 8/1/17	2,280	2,287
Series 2010 F, 5% 8/1/17	8,365	8,389
Series 2011 B, 5% 8/1/17	1,000	1,003
Series 2012 C, 4% 8/1/17	2,740	2,746
Series 2015 C, 5% 8/1/25	1,700	2,069
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 3% 7/15/17	9,565	9,570
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,292
Series 2010 B:
5% 11/1/17	11,740	11,895
5% 11/1/17 (Escrowed to Maturity)	18,260	18,502
Series 2010 D:
5% 11/1/17	8,015	8,121
5% 11/1/17 (Escrowed to Maturity)	2,100	2,127
Series 2012 A:
5% 11/1/17	6,180	6,262
5% 11/1/17 (Escrowed to Maturity)	820	831
5% 11/1/20	4,500	5,053
Series B:
5% 11/1/20	4,255	4,632
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	1,695	1,843
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,426
Series 2012 A, 4% 5/15/20	8,000	8,627
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,561
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,033
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,686
Series 2008 B2:
5% 11/15/19	6,185	6,727
5% 11/15/20	5,500	6,161
5% 11/15/21	4,000	4,596
Series 2012 B, 5% 11/15/22	2,000	2,347
Series 2012 D, 5% 11/15/18	2,515	2,649
Series 2012 E:
4% 11/15/19	4,000	4,258
5% 11/15/21	2,435	2,798
Series 2012 F, 5% 11/15/19	5,000	5,438
Series 2014 C, 5% 11/15/21	2,800	3,217
Series 2016 B, 5% 11/15/21	2,200	2,528
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	21,802
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A1, 5% 4/1/18	3,500	3,605

TOTAL NEW YORK		204,648

North Carolina - 0.5%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/18	1,280	1,315
4% 6/1/20	1,000	1,074
5% 6/1/19	1,305	1,400
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/18	1,500	1,540
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.3%, tender 9/15/17 (a)(c)	2,100	2,100
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010, 5% 6/1/18	3,820	3,953
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	5,000	5,745
5% 1/1/23	1,500	1,755

TOTAL NORTH CAROLINA		18,882

Ohio - 2.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	2,000	2,320
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	35,000	38,204
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	3,763
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	500	589
5% 1/1/20 (FSA Insured)	425	462
5% 1/1/22 (FSA Insured)	1,325	1,512
5% 1/1/24 (FSA Insured)	1,200	1,417
5% 1/1/25 (FSA Insured)	1,250	1,490
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	2,075	2,075
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,411
5% 6/15/23	1,855	2,108
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,860	3,384
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,047
5% 12/1/20	2,205	2,418
5% 12/1/21	2,045	2,290
Ohio Gen. Oblig.:
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,299
Series 2011 A, 5% 8/1/17	3,070	3,079
Series 2012 C, 5% 9/15/21	4,350	4,999
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	650	722
5% 2/15/22	1,100	1,248
5% 2/15/23	2,120	2,447
5% 2/15/24	1,640	1,922
5% 2/15/25	1,710	2,025
5% 2/15/26	1,250	1,490

TOTAL OHIO		87,721

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	454
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,944
Series 2004 A, 2.375% 12/1/21	1,350	1,389
Series 2012, 5% 2/15/21	1,600	1,791
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,477

TOTAL OKLAHOMA		12,055

Pennsylvania - 4.4%
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5% 7/1/17	1,255	1,255
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (a)	11,505	11,504
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,027
4% 10/1/19	660	689
5% 10/1/20	1,260	1,375
5% 10/1/23	195	224
Mount Lebanon School District Series 2015, 4% 2/15/18	865	881
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,517
5% 3/1/19	2,310	2,452
5% 3/1/20	2,140	2,326
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,010
5% 7/1/22	1,510	1,510
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 1.25%, tender 8/1/17 (a)(c)	10,100	10,100
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	1,900	2,154
Series 2012, 5% 6/1/18	3,410	3,531
Series 2016:
5% 2/1/21	8,825	9,901
5% 2/1/22	9,265	10,630
5% 2/1/23	9,075	10,592
5% 2/1/24	10,215	12,093
5% 8/15/17	18,000	18,080
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	369
5% 12/1/21	275	316
5% 12/1/22	855	1,002
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	5,000	5,616
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A, 1.51% 12/1/17 (a)	6,400	6,402
Series 2014 B-1, 1.36% 12/1/17 (a)	2,000	2,000
Philadelphia Gen. Oblig. Series 2011:
5.25% 8/1/17	6,165	6,183
5.25% 8/1/18	5,515	5,750
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	6,728
5% 11/15/18	3,430	3,606
Philadelphia School District Series 2016 D, 5% 9/1/17	1,000	1,005
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,034
5% 6/1/19	200	214
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,375
5% 4/1/20	1,250	1,345
5% 4/1/21	1,000	1,095
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,276

TOTAL PENNSYLVANIA		153,167

Rhode Island - 1.0%
Rhode Island & Providence Plantations Series 2015 A, 4% 8/1/17	5,000	5,011
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5% 5/15/18	1,000	1,029
5% 5/15/19	1,500	1,589
Series 2016:
5% 5/15/20	660	715
5% 5/15/22	2,000	2,252
5% 5/15/23	1,205	1,373
5% 5/15/24	2,350	2,705
5% 5/15/25	5,505	6,371
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,206
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	3,939
5% 6/1/27	1,000	1,118

TOTAL RHODE ISLAND		33,308

South Carolina - 1.8%
Horry County School District (South Carolina Gen. Oblig. Proj.) Series 2016, 5% 3/1/23	3,965	4,695
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,065	2,397
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,282
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,620	3,096
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,196
5% 12/1/26	1,100	1,287
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,031
5% 12/1/20	1,000	1,104
Series 2012 C, 5% 12/1/17	10,535	10,699
Series 2014 C:
5% 12/1/22	1,100	1,255
5% 12/1/23	5,000	5,774
Series 2015 C, 5% 12/1/18	15,000	15,717
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,077

TOTAL SOUTH CAROLINA		62,610

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010, 5% 9/1/17	490	493
Series 2011:
5% 9/1/17	1,100	1,107
5% 9/1/18	1,200	1,253
5% 9/1/19	1,255	1,350
Series 2014 B:
4% 11/1/19	400	423
4% 11/1/20	625	674
4% 11/1/21	500	549
5% 11/1/22	375	435

TOTAL SOUTH DAKOTA		6,284

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,670	1,948
5% 9/1/26	1,835	2,151
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 5% 7/1/17	1,100	1,100

TOTAL TENNESSEE		5,199

Texas - 9.4%
Allen Independent School District Series 2013, 4% 2/15/18	1,290	1,315
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,458
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,454
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/17	2,135	2,147
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,067
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	500	559
5% 1/1/22	1,500	1,713
5% 1/1/23	2,450	2,852
5% 1/1/24	3,370	3,984
5% 1/1/26	2,865	3,458
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (a)	2,025	2,025
Dallas County Gen. Oblig. Series 2016:
5% 8/15/22	3,520	4,114
5% 8/15/23	3,000	3,561
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	2,000	2,171
5% 11/1/20	1,500	1,678
5% 11/1/21	3,000	3,439
5% 11/1/22	5,000	5,850
Series 2014 D, 5% 11/1/23 (c)	1,950	2,280
Dallas Independent School District Bonds:
Series 2016 B2, 4%, tender 2/15/18 (a)	3,970	4,043
Series 2016 B3, 5%, tender 2/15/19 (a)	6,000	6,375
Series 2016 B4, 5%, tender 2/15/20 (a)	7,000	7,613
Series 2016 B5, 5%, tender 2/15/21 (a)	8,000	8,983
Series 2016 B6, 5%, tender 2/15/22 (a)	10,000	11,490
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,679
Dickinson Independent School District Bonds Series 2013, 1.05%, tender 8/1/17 (a)	5,150	5,150
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,695	2,815
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,519
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	7,380
Series 2012 A, 5% 7/1/23 (c)	2,000	2,264
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,175
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,248
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	2,800
5% 7/1/18	3,030	3,150
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,480	2,947
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	3,505	3,479
Series 2007 A, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	10,000	10,029
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,771
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,500	8,555
Series 2016 A, 5% 1/1/26	13,000	15,344
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	7,830	8,013
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,080	6,163
1.2%, tender 8/1/17 (a)	28,155	28,160
2%, tender 6/1/21 (a)	12,130	12,304
Plano Independent School District:
Series 2016 A, 5% 2/15/22	2,500	2,897
5% 2/15/18	2,500	2,563
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17 (c)	2,000	2,019
Round Rock Independent School District Series 2015, 5% 8/1/17	5,000	5,015
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,087
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,106
5% 9/15/21	1,000	1,134
5% 9/15/22	3,440	3,976
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,581
5% 5/15/20	6,000	6,632
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,480	3,877
5% 10/1/21	3,000	3,431
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	853
5% 8/15/23	1,000	1,184
Series 2013:
4% 9/1/18	400	413
5% 9/1/19	655	700
5% 9/1/20	915	1,006
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,385	2,533
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,500	1,838
Series 2017 A, 5% 2/15/24	2,000	2,393
5.75% 7/1/18	1,830	1,869
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,100	2,100
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	12,885	14,049
Texas Trans. Commission State Hwy. Fund Rev. Series 2015, 3% 10/1/17	34,000	34,168
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,585	1,894
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,067
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015 B, 4% 7/1/17	5,625	5,625
Series 2015, 5% 7/1/17	1,985	1,985

TOTAL TEXAS		325,569

Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,097
Virginia - 0.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	644
5% 7/15/21	400	447
Fairfax County Gen. Oblig. 5% 10/1/21	3,000	3,460
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,724
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,210	1,408
5% 6/15/25	1,000	1,176
5% 6/15/26	1,715	2,028
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,500	2,514

TOTAL VIRGINIA		14,401

Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,495
5% 1/1/21	1,865	2,087
King County Highline School District # 401 Series 2009, 5% 12/1/17	2,950	2,998
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (c)	2,935	3,258
5% 10/1/21 (c)	2,780	3,163
5% 10/1/22 (c)	2,500	2,901
5% 10/1/23 (c)	3,030	3,574
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,339
4% 1/1/21	2,000	2,183
5% 1/1/20	3,000	3,277
5% 1/1/21	1,770	1,992
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,200

TOTAL WASHINGTON		37,467

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	6,760	6,698
1.9%, tender 4/1/19 (a)	6,285	6,325

TOTAL WEST VIRGINIA		13,023

Wisconsin - 0.5%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,701
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,330	1,474
5% 12/1/22 (c)	1,470	1,696
5.25% 12/1/23 (c)	1,540	1,800
Pub. Fin. Auth. Sr Liv Rev.:
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (d)	215	219
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/19 (d)	340	357
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A, 5% 5/15/23 (d)	365	406
Series 2017 B-2, 3.5% 11/15/23 (d)	280	283
Series 2017 B-3, 3% 11/15/22 (d)	380	381
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	2,090	2,130
Series 2014:
4% 5/1/18	375	381
4% 5/1/19	285	294
5% 5/1/20	410	441
5% 5/1/21	640	701
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Thedacare, Inc. Proj.) Series 2010, 5% 12/15/17	1,540	1,567
Series 2012, 5% 10/1/21	1,400	1,595

TOTAL WISCONSIN		17,426

TOTAL MUNICIPAL BONDS
(Cost $2,928,408)		2,954,090

Municipal Notes - 6.8%
California - 0.1%
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(c)(e)	3,600	$3,600
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series 17, 1.21% 8/11/17 (Liquidity Facility Barclays Bank PLC) (a)(e)	6,300	6,300
Kentucky - 0.0%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	2,165	2,165
Massachusetts - 0.2%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (a)(c)(e)	3,800	3,800
Worcester Gen. Oblig. BAN 2.25% 1/23/18	2,687	2,707

TOTAL MASSACHUSETTS		6,507

New Jersey - 1.0%
Collingswood BAN Series 2017 A, 2.5% 3/22/18	5,035	5,077
East Orange BAN Series 2017 A, 2.5% 3/26/18	11,600	11,702
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	8,900	8,928
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	9,800	9,875

TOTAL NEW JERSEY		35,582

New York - 4.6%
Binghamton Gen. Oblig. BAN:
Series 2016, 2.5% 11/17/17	4,250	4,271
Series 2017 B, 2.5% 4/20/18	24,100	24,346
Broome County Gen. Oblig. BAN 2.5% 5/4/18	18,094	18,289
Canton Cent School District BAN Series 2017, 2.25% 6/29/18 (b)	2,900	2,928
Copiague Union Free School District BAN 2.25% 3/30/18	15,500	15,618
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18 (b)	2,400	2,422
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18 (b)	5,600	5,671
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	2,800	2,822
Suffolk County Gen. Oblig. TAN Series 2017, 2% 7/26/17	66,600	66,641
Wappingers Central School District TAN Series 2017, 1.5% 10/31/17 (b)	1,900	1,903
Yonkers Gen. Oblig. BAN Series 2017, 2.25% 11/17/17	13,675	13,720

TOTAL NEW YORK		158,631

Ohio - 0.4%
Avon Lake BAN Series 2017, 2.5% 7/11/18 (b)	4,900	4,963
Belmont County BAN Series 2016, 1.375% 8/31/17	2,300	2,300
Lakewood Ohio Income Tax Rev. BAN Series 2017, 2% 4/2/18	6,200	6,240

TOTAL OHIO		13,503

Rhode Island - 0.1%
East Providence Gen. Oblig. TAN 2% 7/27/17	3,100	3,102
Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.18% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)	6,700	6,700
Series 17 ZF 0540, 1.11% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	700	700

TOTAL UTAH		7,400

TOTAL MUNICIPAL NOTES
(Cost $236,751)		236,790
	Shares	Value (000s)

Money Market Funds - 7.5%
Fidelity Municipal Cash Central Fund, 0.95% (f)(g)
(Cost $257,687)	257,676,025	257,660
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $3,422,846)		3,448,540
NET OTHER ASSETS (LIABILITIES) - 0.4%		14,584
NET ASSETS - 100%		$3,463,124

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,143,000 or 0.6% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$435
Total	$435

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$3,190,880	$--	$3,190,880	$--
Money Market Funds	257,660	257,660	--	--
Total Investments in Securities:	$3,448,540	$257,660	$3,190,880	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.7%
Transportation	11.7%
Health Care	9.6%
Electric Utilities	8.6%
Special Tax	5.5%
Others (Individually Less Than 5%)	14.0%
Net Other Assets (Liabilities)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,165,159)	$3,190,880
Fidelity Central Funds (cost $257,687)	257,660
Total Investments (cost $3,422,846)		$3,448,540
Cash		30,685
Receivable for fund shares sold		1,903
Interest receivable		36,190
Distributions receivable from Fidelity Central Funds		141
Other receivables		7
Total assets		3,517,466
Liabilities
Payable for investments purchased
Regular delivery	$6,155
Delayed delivery	41,359
Payable for fund shares redeemed	4,365
Distributions payable	962
Accrued management fee	1,035
Distribution and service plan fees payable	100
Other affiliated payables	334
Other payables and accrued expenses	32
Total liabilities		54,342
Net Assets		$3,463,124
Net Assets consist of:
Paid in capital		$3,437,489
Distributions in excess of net investment income		(7)
Accumulated undistributed net realized gain (loss) on investments		(52)
Net unrealized appreciation (depreciation) on investments		25,694
Net Assets		$3,463,124
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($270,568 ÷ 25,577 shares)		$10.58
Maximum offering price per share (100/97.25 of $10.58)		$10.88
Class M:
Net Asset Value and redemption price per share ($17,841 ÷ 1,690 shares)		$10.56
Maximum offering price per share (100/97.25 of $10.56)		$10.86
Class C:
Net Asset Value and offering price per share ($45,786 ÷ 4,336 shares)(a)		$10.56
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,800,455 ÷ 265,193 shares)		$10.56
Class I:
Net Asset Value, offering price and redemption price per share ($328,474 ÷ 31,089 shares)		$10.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$33,509
Income from Fidelity Central Funds		435
Total income		33,944
Expenses
Management fee	$6,221
Transfer agent fees	1,703
Distribution and service plan fees	633
Accounting fees and expenses	296
Custodian fees and expenses	12
Independent trustees' fees and expenses	7
Registration fees	130
Audit	26
Legal	5
Miscellaneous	18
Total expenses before reductions	9,051
Expense reductions	(23)	9,028
Net investment income (loss)		24,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	372
Fidelity Central Funds	(3)
Total net realized gain (loss)		369
Change in net unrealized appreciation (depreciation) on investment securities		41,988
Net gain (loss)		42,357
Net increase (decrease) in net assets resulting from operations		$67,273

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,916	$53,980
Net realized gain (loss)	369	312
Change in net unrealized appreciation (depreciation)	41,988	(72,267)
Net increase (decrease) in net assets resulting from operations	67,273	(17,975)
Distributions to shareholders from net investment income	(24,876)	(53,929)
Distributions to shareholders from net realized gain	–	(727)
Total distributions	(24,876)	(54,656)
Share transactions - net increase (decrease)	(44,273)	(259,868)
Redemption fees	–	58
Total increase (decrease) in net assets	(1,876)	(332,441)
Net Assets
Beginning of period	3,465,000	3,797,441
End of period	$3,463,124	$3,465,000
Other Information
Distributions in excess of net investment income end of period	$(7)	$(47)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.64	$10.71	$10.68	$10.86	$10.83
Income from Investment Operations
Net investment income (loss)A	.061	.118	.129	.153	.158	.164
Net realized and unrealized gain (loss)	.129	(.188)	(.048)	.046	(.170)	.034
Total from investment operations	.190	(.070)	.081	.199	(.012)	.198
Distributions from net investment income	(.060)	(.118)	(.130)	(.153)	(.158)	(.156)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.060)	(.120)	(.151)	(.169)	(.168)	(.168)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.58	$10.45	$10.64	$10.71	$10.68	$10.86
Total ReturnC,D,E	1.83%	(.68)%	.76%	1.87%	(.11)%	1.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.80%	.81%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.82%H	.80%	.81%	.79%	.78%	.79%
Expenses net of all reductions	.81%H	.80%	.81%	.79%	.78%	.78%
Net investment income (loss)	1.16%H	1.10%	1.21%	1.42%	1.47%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$271	$317	$377	$397	$318	$394
Portfolio turnover rateI	22%H	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.62	$10.69	$10.66	$10.85	$10.81
Income from Investment Operations
Net investment income (loss)A	.063	.121	.134	.157	.162	.166
Net realized and unrealized gain (loss)	.129	(.188)	(.049)	.046	(.180)	.044
Total from investment operations	.192	(.067)	.085	.203	(.018)	.210
Distributions from net investment income	(.062)	(.121)	(.134)	(.157)	(.162)	(.158)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.062)	(.123)	(.155)	(.173)	(.172)	(.170)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.43	$10.62	$10.69	$10.66	$10.85
Total ReturnC,D,E	1.85%	(.65)%	.80%	1.91%	(.17)%	1.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.77%	.77%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.78%H	.77%	.77%	.76%	.75%	.77%
Expenses net of all reductions	.78%H	.77%	.77%	.75%	.75%	.76%
Net investment income (loss)	1.20%H	1.14%	1.25%	1.46%	1.50%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$18	$20	$22	$25	$24	$25
Portfolio turnover rateI	22%H	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.62	$10.69	$10.66	$10.84	$10.81
Income from Investment Operations
Net investment income (loss)A	.021	.038	.050	.072	.077	.082
Net realized and unrealized gain (loss)	.130	(.188)	(.049)	.046	(.169)	.035
Total from investment operations	.151	(.150)	.001	.118	(.092)	.117
Distributions from net investment income	(.021)	(.038)	(.050)	(.072)	(.078)	(.075)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.021)	(.040)	(.071)	(.088)	(.088)	(.087)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.43	$10.62	$10.69	$10.66	$10.84
Total ReturnC,D,E	1.45%	(1.42)%	.01%	1.11%	(.86)%	1.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.55%	1.55%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.57%H	1.55%	1.55%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.57%H	1.55%	1.55%	1.54%	1.53%	1.53%
Net investment income (loss)	.41%H	.35%	.47%	.67%	.72%	.76%
Supplemental Data
Net assets, end of period (in millions)	$46	$53	$63	$65	$71	$92
Portfolio turnover rateI	22%H	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.63	$10.69	$10.66	$10.85	$10.81
Income from Investment Operations
Net investment income (loss)A	.078	.152	.164	.186	.191	.197
Net realized and unrealized gain (loss)	.130	(.198)	(.039)	.046	(.180)	.045
Total from investment operations	.208	(.046)	.125	.232	.011	.242
Distributions from net investment income	(.078)	(.152)	(.164)	(.186)	(.191)	(.190)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.078)	(.154)	(.185)	(.202)	(.201)	(.202)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.56	$10.43	$10.63	$10.69	$10.66	$10.85
Total ReturnC,D	2.00%	(.45)%	1.18%	2.19%	.10%	2.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47%G	.48%	.48%	.48%	.48%	.47%
Net investment income (loss)	1.50%G	1.43%	1.54%	1.73%	1.78%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$2,800	$2,779	$3,058	$3,225	$3,168	$3,624
Portfolio turnover rateH	22%G	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$10.63	$10.70	$10.67	$10.85	$10.81
Income from Investment Operations
Net investment income (loss)A	.074	.145	.156	.179	.184	.191
Net realized and unrealized gain (loss)	.130	(.188)	(.048)	.046	(.169)	.045
Total from investment operations	.204	(.043)	.108	.225	.015	.236
Distributions from net investment income	(.074)	(.145)	(.157)	(.179)	(.185)	(.184)
Distributions from net realized gain	–	(.002)	(.021)	(.016)	(.010)	(.012)
Total distributions	(.074)	(.147)	(.178)	(.195)	(.195)	(.196)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$10.57	$10.44	$10.63	$10.70	$10.67	$10.85
Total ReturnC,D	1.96%	(.42)%	1.02%	2.12%	.14%	2.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.55%	.55%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.55%G	.55%	.55%	.55%	.54%	.54%
Expenses net of all reductions	.55%G	.54%	.55%	.54%	.54%	.53%
Net investment income (loss)	1.43%G	1.36%	1.47%	1.67%	1.71%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$328	$297	$276	$263	$207	$206
Portfolio turnover rateH	22%G	31%	30%	21%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Limited Term Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$38,175
Gross unrealized depreciation	(12,390)
Net unrealized appreciation (depreciation) on securities	$25,785
Tax cost	$3,422,755

The Fund elected to defer to its next fiscal year approximately $421 of capital losses recognized during the period November 1,2016 to December 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $352,352 and $577,610, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$361	$68
Class M	-%	.25%	24	–
Class C	.75%	.25%	248	16
			$633	$84

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$50
Class M	2
Class C(a)	2
$54

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$249.17
Class M	13.14
Class C	42.17
Limited Term Municipal Income	1,157.08
Class I	242.16
	$1,703

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Class A	$1,662	$4,046
Class M	112	246
Class B	–	1
Class C	100	217
Limited Term Municipal Income	20,830	45,375
Class I	2,172	4,044
Total	$24,876	$53,929
From net realized gain
Class A	$–	$65
Class M	–	4
Class C	–	11
Limited Term Municipal Income	–	588
Class I	–	59
Total	$–	$727

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Class A
Shares sold	4,266	13,917	$44,921	$148,531
Reinvestment of distributions	147	351	1,546	3,741
Shares redeemed	(9,139)	(19,410)	(96,225)	(206,381)
Net increase (decrease)	(4,726)	(5,142)	$(49,758)	$(54,109)
Class M
Shares sold	156	682	$1,640	$7,226
Reinvestment of distributions	10	22	106	235
Shares redeemed	(365)	(874)	(3,847)	(9,260)
Net increase (decrease)	(199)	(170)	$(2,101)	$(1,799)
Class B
Shares sold	–	3	$–	$28
Reinvestment of distributions	–	–(a)	–	1
Shares redeemed	–	(30)	–	(317)
Net increase (decrease)	–	(27)	$–	$(288)
Class C
Shares sold	158	961	$1,660	$10,252
Reinvestment of distributions	8	18	86	188
Shares redeemed	(896)	(1,887)	(9,429)	(20,039)
Net increase (decrease)	(730)	(908)	$(7,683)	$(9,599)
Limited Term Municipal Income
Shares sold	40,451	91,180	$425,246	$970,470
Reinvestment of distributions	1,447	3,156	15,245	33,582
Shares redeemed	(43,121)	(115,740)	(453,523)	(1,224,234)
Net increase (decrease)	(1,223)	(21,404)	$(13,032)	$(220,182)
Class I
Shares sold	8,787	15,767	$92,534	$167,805
Reinvestment of distributions	177	311	1,862	3,311
Shares redeemed	(6,284)	(13,673)	(66,095)	(145,007)
Net increase (decrease)	2,680	2,405	$28,301	$26,109

 (a) In the amount of less than five hundred dollars

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Class A	.82%
Actual		$1,000.00	$1,018.30	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class M	.78%
Actual		$1,000.00	$1,018.50	$3.90
Hypothetical-C		$1,000.00	$1,020.93	$3.91

Class C	1.57%
Actual		$1,000.00	$1,014.50	$7.84
Hypothetical-C		$1,000.00	$1,017.01	$7.85
Limited Term Municipal Income	.47%
Actual		$1,000.00	$1,020.00	$2.35
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.55%
Actual		$1,000.00	$1,019.60	$2.75
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Money Market Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.4	33.7
Health Care	21.9	22.1
Transportation	9.2	7.8
Escrowed/Pre-Refunded	8.8	11.6
Education	8.7	7.8

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	4.6%
AA,A	85.3%
BBB	2.5%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	5.0%

As of December 31, 2016
AAA	4.0%
AA,A	85.0%
BBB	2.5%
Not Rated	5.9%
Short-Term Investments and Net Other Assets	2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.0%
	Principal Amount	Value
Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/35	$555,000	$604,001
5% 12/1/46	2,000,000	2,170,000
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	1,000,000	1,146,080
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,340,781

TOTAL GUAM		5,260,862

Michigan - 94.2%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	737,000	787,411
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,536,554
5% 5/1/36	1,500,000	1,694,910
5% 5/1/37	1,175,000	1,325,753
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,170,860
5% 11/1/26	1,000,000	1,164,680
5% 11/1/27	700,000	810,978
5% 11/1/28	250,000	287,770
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,939,507
5% 5/1/29	1,250,000	1,450,438
5% 5/1/30	1,250,000	1,440,925
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	1,025,174
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,729,521
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,148,620
5% 5/1/33	1,000,000	1,143,870
5% 5/1/34	1,075,000	1,224,576
5% 5/1/35	775,000	880,392
Series 2016:
5% 5/1/25	1,420,000	1,698,519
5% 5/1/27	555,000	663,219
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,737,090
5% 5/1/28	1,745,000	2,035,525
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,977,500
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,641,600
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,050,000
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,400,000	1,465,520
Series 2006, 5% 7/1/36	10,000	10,026
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	3,010,959
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,201,400
5% 10/1/22 (FSA Insured)	2,645,000	2,952,402
5% 10/1/26 (FSA Insured)	4,850,000	5,326,416
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	521,973
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,563,142
5% 5/1/26 (FSA Insured)	1,385,000	1,648,995
5% 5/1/27 (FSA Insured)	1,425,000	1,683,210
Ferris State Univ. Rev. Series 2016, 5% 10/1/41	2,000,000	2,263,580
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,704,120
5% 5/1/19	1,375,000	1,468,225
5% 5/1/20	1,575,000	1,729,350
5% 5/1/21	1,575,000	1,771,355
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,693,882
Genesee County Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,524,670
Grand Rapids Cmnty. College Series 2008, 5% 5/1/19 (FSA Insured)	1,315,000	1,358,027
Grand Rapids San. Swr. Sys. Rev.:
Series 2012, 5% 1/1/37	1,250,000	1,395,013
Series 2014:
5% 1/1/27	1,300,000	1,530,074
5% 1/1/29	800,000	930,504
5% 1/1/30	2,000,000	2,314,520
Series 2016, 5% 1/1/37	1,250,000	1,436,075
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	293,348
5% 1/1/32	320,000	373,635
5% 1/1/33	550,000	639,474
5% 1/1/34	500,000	578,890
5% 1/1/35	920,000	1,062,168
5% 1/1/36	385,000	443,555
5% 1/1/41	2,190,000	2,510,704
5% 1/1/46	800,000	913,296
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,178,760
Series 2014 A, 5% 7/1/47	1,400,000	1,527,330
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	507,300
Series 2014 B:
5% 12/1/25	500,000	589,910
5% 12/1/26	1,900,000	2,240,233
5% 12/1/28	1,800,000	2,107,656
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/31	7,000,000	7,924,630
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	500,000	515,465
5.25% 5/1/21 (Pre-Refunded to 5/1/18 @ 100)	2,000,000	2,070,000
5.25% 5/1/24 (Pre-Refunded to 5/1/18 @ 100)	2,100,000	2,173,500
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,344,916
4% 5/1/25	500,000	547,180
5% 5/1/20	1,000,000	1,100,620
5% 5/1/22	600,000	688,536
5.25% 5/1/41	1,750,000	1,947,855
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,985,279
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,490,458
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	909,113
5% 5/15/29	2,500,000	2,890,550
5% 5/15/30	7,220,000	8,293,325
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,567,846
5% 1/1/29	4,390,000	5,224,144
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,776,550
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,094,790
4% 5/1/22	1,000,000	1,105,980
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,687,605
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,260,217
5% 5/1/25	3,275,000	3,948,635
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,691,950
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,305,318
5% 5/1/25	1,540,000	1,761,883
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,350,000	1,394,510
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	1,425,000	1,471,982
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	1,395,000	1,440,993
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,534,737
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,414,549
5% 5/1/29	1,430,000	1,685,312
5% 5/1/31	500,000	579,910
5% 5/1/32	1,000,000	1,152,260
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/28	1,200,000	1,476,180
5% 5/1/29	1,000,000	1,217,420
5% 5/1/30	1,000,000	1,207,740
5% 5/1/31	1,000,000	1,201,010
5% 5/1/32	1,500,000	1,791,495
5% 5/1/33	2,100,000	2,496,144
5% 5/1/34	1,750,000	2,070,215
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	910,104
5% 7/1/30	900,000	1,044,702
5% 7/1/31	780,000	900,752
5% 7/1/32	1,000,000	1,148,870
5% 7/1/33	705,000	806,379
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,102,383
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,171,300
Series 2016:
6% 10/15/38	165,000	174,575
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,917,596
Series IA:
5.375% 10/15/41	3,000,000	3,393,060
5.5% 10/15/45	10,000,000	11,178,600
5% 4/15/33	5,000,000	5,731,700
5% 4/15/38	3,000,000	3,394,380
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,219,011
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,385,600
5% 1/1/40	3,000,000	3,250,860
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,122,530
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	3,000,000	3,376,920
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	145,861
Series 2012 B, 5% 7/1/22	520,000	520,000
Series 2012:
5% 11/15/24	660,000	766,306
5% 11/15/25	1,000,000	1,153,340
5% 11/1/26	6,425,000	7,319,810
5% 11/15/26	800,000	917,408
5% 11/15/36	6,220,000	6,889,770
5% 11/1/42	2,000,000	2,177,780
5% 11/15/42	3,120,000	3,428,256
Series 2013:
5% 10/1/25	1,255,000	1,474,675
5% 8/15/30	4,105,000	4,633,272
Series 2014 H1:
5% 10/1/22	1,000,000	1,127,750
5% 10/1/25	2,250,000	2,646,203
5% 10/1/39	8,600,000	9,580,658
Series 2014:
5% 6/1/25	1,000,000	1,175,590
5% 6/1/26	700,000	814,639
5% 6/1/27	700,000	808,381
Series 2015 C:
5% 7/1/26	570,000	649,122
5% 7/1/27	1,215,000	1,375,368
5% 7/1/28	1,500,000	1,687,815
5% 7/1/35	1,000,000	1,088,450
Series 2015 D1:
5% 7/1/34	1,250,000	1,399,038
5% 7/1/35	500,000	558,875
Series 2015:
5% 11/15/26	2,250,000	2,691,540
5% 11/15/27	3,500,000	4,142,600
5% 11/15/28	1,855,000	2,172,409
Series 2016 A, 5% 11/1/44	6,190,000	6,887,923
Series 2016:
5% 1/1/29	1,000,000	1,161,050
5% 1/1/30	1,000,000	1,151,280
5% 1/1/31	1,170,000	1,341,335
5% 1/1/32	1,895,000	2,157,287
5% 1/1/33	1,915,000	2,170,901
5% 1/1/34	1,385,000	1,563,499
5% 11/15/41	5,700,000	6,372,258
5.25% 12/1/41	4,000,000	4,620,720
5% 12/1/27	1,090,000	1,201,954
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	11,253
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,171,939
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,092,121
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,000,970
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	542,608
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (b)	6,200,000	6,215,686
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,530,000	5,599,402
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,263,327
Series 2016:
5% 11/15/46	3,500,000	3,957,485
5% 11/15/47	18,000,000	20,337,466
5% 11/15/18	500,000	507,330
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,242,873
5% 11/15/19	290,000	293,964
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	720,359
5% 11/15/20	575,000	583,200
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,445,791
5% 11/15/31	1,450,000	1,468,618
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	870,000	935,459
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	177,103
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	417,267
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,279,958
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,094,787
Michigan Trunk Line Fund Rev. Series 2011, 5% 11/15/36	2,000,000	2,235,000
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,101,340
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,322,393
5% 3/1/25	1,225,000	1,383,981
5% 3/1/26	1,290,000	1,455,584
5% 3/1/37	4,000,000	4,410,640
Series 2013 A:
5% 3/1/25	995,000	1,141,156
5% 3/1/26	1,620,000	1,848,728
5% 3/1/27	815,000	930,991
5% 3/1/38	2,900,000	3,178,864
Series 2014:
5% 3/1/28	335,000	384,480
5% 3/1/29	525,000	600,815
5% 3/1/39	3,000,000	3,319,260
Series 2016:
5% 3/1/41	3,000,000	3,393,090
5% 3/1/47	5,000,000	5,631,050
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,010,000	1,045,350
5.25% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,135,000	1,174,725
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,885,000	1,947,148
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,032,970
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,886,925
5% 11/1/34	1,250,000	1,430,950
5% 11/1/35	1,300,000	1,483,885
5% 11/1/39	755,000	856,193
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,131,958
5% 5/1/38 (FSA Insured)	1,000,000	1,022,500
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,444,066
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,549,281
5% 5/1/29	1,625,000	1,930,549
5% 5/1/30	1,700,000	2,004,963
5% 5/1/31	1,500,000	1,754,970
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	925,720
5% 5/1/25	1,000,000	1,200,110
5% 5/1/26	1,385,000	1,650,089
5% 5/1/24	570,000	676,487
5% 5/1/25	1,640,000	1,968,180
5% 5/1/26	1,715,000	2,043,251
5% 5/1/27	1,795,000	2,127,272
5% 5/1/28	1,885,000	2,220,700
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,099,452
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,706,741
Series 2014 D:
5% 9/1/26	1,000,000	1,165,650
5% 9/1/27	1,175,000	1,359,428
5% 9/1/28	1,870,000	2,148,649
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,434,200
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,702,461
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,083,490
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,832,371
5% 5/1/24	3,200,000	3,779,968
5% 5/1/25	2,355,000	2,803,887
Univ. of Michigan Rev.:
Series 2015, 5% 4/1/46	5,000,000	5,834,350
Series 2017 A, 5% 4/1/42	5,000,000	5,917,500
Warren Consolidated School District Series 2016:
5% 5/1/23	810,000	949,158
5% 5/1/33	5,410,000	6,179,681
5% 5/1/34	5,630,000	6,393,878
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,309,786
5% 12/1/25	5,120,000	5,888,666
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,667,450
5% 12/1/22 (a)	5,260,000	5,874,684
Series 2012 A:
5% 12/1/22	2,220,000	2,582,903
5% 12/1/23	2,300,000	2,649,094
Series 2014 C:
5% 12/1/29 (a)	720,000	816,473
5% 12/1/31 (a)	860,000	966,717
5% 12/1/34 (a)	1,655,000	1,839,549
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,233,717
Series 2015 F:
5% 12/1/25 (a)	2,500,000	2,958,500
5% 12/1/27 (a)	4,810,000	5,589,509
Series 2015 G:
5% 12/1/35	5,435,000	6,193,617
5% 12/1/36	5,760,000	6,545,722
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,796,513
5% 5/1/26	2,000,000	2,221,860
Series 2014 1:
5% 5/1/30	725,000	829,168
5% 5/1/32	500,000	564,195
5% 5/1/34	900,000	1,013,769
5% 5/1/35	250,000	280,948
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/17	45,000	45,663
5% 11/15/25	320,000	380,794
5% 11/15/26	400,000	472,120
5% 11/15/28	650,000	756,685
5% 11/15/29	750,000	867,105
5% 11/15/30	855,000	984,182
5% 11/15/31	700,000	802,746
Series 2015 A:
5% 11/15/26	1,000,000	1,187,530
5% 11/15/28	2,505,000	2,931,677
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,219,653
5% 5/1/38	5,670,000	6,420,651
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,509,167
5% 5/1/30	1,550,000	1,782,113
5% 5/1/32	1,750,000	1,997,538
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,169,570
5% 5/1/28 (FSA Insured)	500,000	580,560
5% 5/1/29 (FSA Insured)	1,000,000	1,152,740
5% 5/1/30 (FSA Insured)	1,000,000	1,145,190

TOTAL MICHIGAN		625,502,304

TOTAL MUNICIPAL BONDS
(Cost $613,992,980)		630,763,166

Municipal Notes - 3.2%
Michigan - 3.2%
JPMorgan Chase Participating VRDN Series Putters 5010, 1% 7/3/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,900,000	$2,900,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN(b)	900,000	900,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.99% 7/3/17, VRDN(b)	17,730,000	17,730,000
TOTAL MUNICIPAL NOTES
(Cost $21,530,000)		21,530,000
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $635,522,980)		652,293,166
NET OTHER ASSETS (LIABILITIES) - 1.8%		11,965,308
NET ASSETS - 100%		$664,258,474

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.4%
Health Care	21.9%
Transportation	9.2%
Escrowed/Pre-Refunded	8.8%
Education	8.7%
Water & Sewer	5.3%
Others* (Individually Less Than 5%)	13.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $635,522,980)		$652,293,166
Cash		6,658,243
Receivable for fund shares sold		407,991
Interest receivable		6,019,001
Other receivables		1,242
Total assets		665,379,643
Liabilities
Payable for fund shares redeemed	$352,957
Distributions payable	480,621
Accrued management fee	199,128
Other affiliated payables	62,101
Other payables and accrued expenses	26,362
Total liabilities		1,121,169
Net Assets		$664,258,474
Net Assets consist of:
Paid in capital		$644,989,074
Undistributed net investment income		189,832
Accumulated undistributed net realized gain (loss) on investments		2,309,382
Net unrealized appreciation (depreciation) on investments		16,770,186
Net Assets, for 54,588,864 shares outstanding		$664,258,474
Net Asset Value, offering price and redemption price per share ($664,258,474 ÷ 54,588,864 shares)		$12.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$10,754,152
Expenses
Management fee	$1,175,960
Transfer agent fees	288,048
Accounting fees and expenses	76,896
Custodian fees and expenses	2,462
Independent trustees' fees and expenses	1,261
Registration fees	20,914
Audit	26,452
Legal	4,734
Miscellaneous	3,343
Total expenses before reductions	1,600,070
Expense reductions	(4,448)	1,595,622
Net investment income (loss)		9,158,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,971,670
Total net realized gain (loss)		2,971,670
Change in net unrealized appreciation (depreciation) on investment securities		9,215,651
Net gain (loss)		12,187,321
Net increase (decrease) in net assets resulting from operations		$21,345,851

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,158,530	$19,640,022
Net realized gain (loss)	2,971,670	4,276,556
Change in net unrealized appreciation (depreciation)	9,215,651	(26,972,213)
Net increase (decrease) in net assets resulting from operations	21,345,851	(3,055,635)
Distributions to shareholders from net investment income	(9,154,269)	(19,608,060)
Distributions to shareholders from net realized gain	–	(4,300,072)
Total distributions	(9,154,269)	(23,908,132)
Share transactions
Proceeds from sales of shares	56,001,276	161,615,926
Reinvestment of distributions	6,126,946	15,953,121
Cost of shares redeemed	(61,696,257)	(133,182,519)
Net increase (decrease) in net assets resulting from share transactions	431,965	44,386,528
Redemption fees	–	6,546
Total increase (decrease) in net assets	12,623,547	17,429,307
Net Assets
Beginning of period	651,634,927	634,205,620
End of period	$664,258,474	$651,634,927
Other Information
Undistributed net investment income end of period	$189,832	$185,571
Shares
Sold	4,645,503	12,945,542
Issued in reinvestment of distributions	507,844	1,293,440
Redeemed	(5,128,162)	(10,893,149)
Net increase (decrease)	25,185	3,345,833

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.94	$12.38	$12.33	$11.70	$12.54	$12.24
Income from Investment Operations
Net investment income (loss)A	.168	.352	.387	.422	.437	.445
Net realized and unrealized gain (loss)	.230	(.364)	.050	.642	(.777)	.303
Total from investment operations	.398	(.012)	.437	1.064	(.340)	.748
Distributions from net investment income	(.168)	(.353)	(.387)	(.421)	(.436)	(.444)
Distributions from net realized gain	–	(.075)	–	(.013)	(.064)	(.004)
Total distributions	(.168)	(.428)	(.387)	(.434)	(.500)	(.448)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$12.17	$11.94	$12.38	$12.33	$11.70	$12.54
Total ReturnC,D	3.36%	(.16)%	3.61%	9.23%	(2.75)%	6.19%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.48%	.48%	.49%
Expenses net of all reductions	.49%F	.48%	.49%	.48%	.48%	.48%
Net investment income (loss)	2.82%F	2.83%	3.15%	3.49%	3.59%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$664,258	$651,635	$634,206	$569,796	$528,289	$693,682
Portfolio turnover rate	10%F	25%	11%	12%	8%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/17	% of fund's investments 12/31/16	% of fund's investments 6/30/16
1 - 7	87.4	76.5	78.5
8 - 30	0.9	0.6	1.6
31 - 60	0.4	5.8	1.0
61 - 90	1.6	2.4	4.1
91 - 180	3.2	2.4	4.0
> 180	6.5	12.3	10.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Variable Rate Demand Notes (VRDNs)	56.0%
Tender Option Bond	18.0%
Other Municipal Security	13.9%
Investment Companies	11.8%
Net Other Assets (Liabilities)	0.3%

As of December 31, 2016
Variable Rate Demand Notes (VRDNs)	49.5%
Tender Option Bond	15.6%
Other Municipal Security	24.3%
Investment Companies	9.4%
Net Other Assets (Liabilities)	1.2%

Current And Historical 7-Day Yields

	6/30/17	3/31/17	12/31/16	9/30/16	6/30/16
Fidelity® Michigan Municipal Money Market Fund	0.39%	0.36%	0.26%	0.31%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Michigan Municipal Money Market Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 7/7/17, VRDN (a)(b)	$600,000	$600,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.12% 7/7/17, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.08% 7/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,600,000	2,600,000
		2,800,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.18% 7/3/17, VRDN (a)(b)	300,000	300,000
Series 1993 C, 1.09% 7/7/17, VRDN (b)	200,000	200,000
Series 1994, 1.18% 7/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1.03% 7/7/17, VRDN (a)(b)	200,000	200,000
		900,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 7/7/17, VRDN (b)	300,000	300,000
Series I, 1.05% 7/7/17, VRDN (b)	100,000	100,000
		400,000
Michigan - 54.6%
Central Michigan Univ. Rev. Series 2008 A, 0.89% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	9,640,000	9,640,000
Grand Traverse County Hosp. Series 2011 B, 0.96% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.89% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (b)	23,940,000	23,940,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.91% 7/7/17, LOC Citibank NA, VRDN (b)	9,945,000	9,945,000
Series 2011 B, 0.91% 7/7/17, LOC Citibank NA, VRDN (b)	9,700,000	9,700,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 1.01% 7/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 0.92% 7/7/17, VRDN (b)	18,000,000	18,000,000
Series 2016 E3, 0.87% 7/7/17, VRDN (b)	1,500,000	1,500,000
Series 22 A, 0.97% 7/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	44,812,000	44,812,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.98% 7/7/17, LOC Citibank NA, VRDN (a)(b)	3,555,000	3,555,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.98% 7/7/17, LOC Citibank NA, VRDN (a)(b)	5,285,000	5,285,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.98% 7/7/17, LOC Citibank NA, VRDN (a)(b)	6,110,000	6,110,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	8,400,000	8,400,000
Michigan State Univ. Revs. Series 2000 A, 0.9% 7/7/17 (Liquidity Facility Northern Trust Co.), VRDN (b)	16,285,000	16,285,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 1.05% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	1,860,000	1,860,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.):
0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	20,800,000	20,800,000
0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.96% 7/3/17, LOC Comerica Bank, VRDN (b)	13,300,000	13,300,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.99% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	19,000,000	19,000,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.97% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,300,000	2,300,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.97% 7/7/17, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	21,035,000	21,035,000
FNMA Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 0.95% 7/7/17, LOC Fannie Mae, VRDN (a)(b)	5,655,000	5,655,000
		264,347,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 7/7/17, VRDN (a)(b)	600,000	600,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 7/7/17, VRDN (a)(b)	900,000	900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.2% 7/7/17, VRDN (a)(b)	500,000	500,000
		1,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $271,047,000)		271,047,000

Tender Option Bond - 18.0%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.99% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	500,000	500,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	200,000	200,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	100,000	100,000
		300,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 8/11/17 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	900,000	900,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	400,000	400,000
Michigan - 17.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.98% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,100,000	5,100,000
JPMorgan Chase Participating VRDN Series Putters 5010, 1% 7/3/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,600,000	1,600,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,600,000	3,600,000
Series Floaters XM 04 65, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,800,000	5,800,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	8,000,000	8,000,000
Series 16 XM0223, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	6,010,000	6,010,000
Series 16 ZM0166, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (b)(c)	8,500,000	8,500,000
Series RBC 2016 XM0132, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (b)(c)	13,165,000	13,165,000
Series RBC 2016 ZM0131, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (b)(c)	1,335,000	1,335,000
Series XM 04 72, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	2,000,000	2,000,000
Series XX 1043, 0.94% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,110,000	5,110,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series Floaters XM 04 08, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	4,475,000	4,475,000
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 1.11%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	7,610,000	7,610,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	6,190,000	6,190,000
Series 15 XF2205, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	5,300,000	5,300,000
		83,795,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	200,000	200,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.13% 8/11/17 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	200,000	200,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.06% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	675,000	675,000
TOTAL TENDER OPTION BOND
(Cost $87,270,000)		87,270,000

Other Municipal Security - 13.9%
Georgia - 1.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	2,475,000	2,475,000
Series 2010 A2, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	4,960,000	4,960,000
		7,435,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.97% tender 7/5/17, CP mode	400,000	400,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
1% tender 7/13/17, CP mode	900,000	900,000
1.05% tender 7/24/17, CP mode	400,000	400,000
		1,300,000
Michigan - 11.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 1.16%, tender 1/26/18 (b)	21,915,000	21,915,000
Michigan Bldg. Auth. Rev. Bonds (Michigan Gen. Oblig. Proj.) Series 2009 I, 5% 10/15/17	1,410,000	1,426,735
Michigan Fin. Auth. Rev. Bonds Series 2010 A, 4% 12/1/17	500,000	506,027
Michigan Trunk Line Fund Rev. Bonds:
Series 2005, 5.25% 11/1/17	8,050,000	8,164,836
Series 2014, 5% 11/15/17	4,015,000	4,075,782
Series A, 5.5% 11/1/17	1,320,000	1,340,217
Univ. of Michigan Rev.:
Series K1:
0.91% 7/6/17, CP	1,500,000	1,500,000
0.93% 7/5/17, CP	5,000,000	5,000,000
Series K2:
0.93% 1/29/18, CP	4,300,000	4,300,000
0.94% 3/2/18, CP	5,000,000	5,000,000
		53,228,597
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B:
1.07% tender 7/20/17, CP mode	400,000	400,000
1.07% tender 8/2/17, CP mode	700,000	700,000
Series 1990 A:
1.05% tender 7/17/17, CP mode (a)	1,100,000	1,100,000
1.1% tender 7/24/17, CP mode (a)	400,000	400,000
Series A1, 1.08% tender 7/6/17, CP mode (a)	1,100,000	1,100,000
		3,700,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2017, 1.07% tender 7/12/17, CP mode (a)	600,000	600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 7/24/17, CP mode (a)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $67,163,597)		67,163,597
	Shares	Value

Investment Company - 11.8%
Fidelity Municipal Cash Central Fund, 0.95% (f)(g)
(Cost $56,863,664)	56,863,097	56,863,664
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $482,344,261)		482,344,261
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,484,597
NET ASSETS - 100%		$483,828,858

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 1.6% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 1.11%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$7,610,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$225,573
Total	$225,573

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $425,480,597)	$425,480,597
Fidelity Central Funds (cost $56,863,664)	56,863,664
Total Investments (cost $482,344,261)		$482,344,261
Cash		22,671
Receivable for securities sold on a delayed delivery basis		1,415,000
Receivable for fund shares sold		4,422
Interest receivable		566,378
Distributions receivable from Fidelity Central Funds		40,114
Other receivables		25
Total assets		484,392,871
Liabilities
Payable for fund shares redeemed	$329,984
Distributions payable	3,498
Accrued management fee	147,586
Transfer agent fee payable	57,572
Other affiliated payables	6,568
Other payables and accrued expenses	18,805
Total liabilities		564,013
Net Assets		$483,828,858
Net Assets consist of:
Paid in capital		$483,828,696
Distributions in excess of net investment income		(1,945)
Accumulated undistributed net realized gain (loss) on investments		2,107
Net Assets, for 483,162,278 shares outstanding		$483,828,858
Net Asset Value, offering price and redemption price per share ($483,828,858 ÷ 483,162,278 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$1,888,875
Income from Fidelity Central Funds		225,573
Total income		2,114,448
Expenses
Management fee	$946,386
Transfer agent fees	366,415
Accounting fees and expenses	40,041
Custodian fees and expenses	2,109
Independent trustees' fees and expenses	1,019
Registration fees	22,849
Audit	19,347
Legal	4,879
Miscellaneous	2,355
Total expenses before reductions	1,405,400
Expense reductions	(1,762)	1,403,638
Net investment income (loss)		710,810
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,922
Fidelity Central Funds	185
Total net realized gain (loss)		2,107
Net increase in net assets resulting from operations		$712,917

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$710,810	$486,277
Net realized gain (loss)	2,107	13,960
Net increase in net assets resulting from operations	712,917	500,237
Distributions to shareholders from net investment income	(710,645)	(486,526)
Distributions to shareholders from net realized gain	–	(490,312)
Total distributions	(710,645)	(976,838)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	26,813,819	621,774,730
Reinvestment of distributions	688,305	948,313
Cost of shares redeemed	(118,044,398)	(1,041,614,524)
Net increase (decrease) in net assets and shares resulting from share transactions	(90,542,274)	(418,891,481)
Total increase (decrease) in net assets	(90,540,002)	(419,368,082)
Net Assets
Beginning of period	574,368,860	993,736,942
End of period	$483,828,858	$574,368,860
Other Information
Distributions in excess of net investment income end of period	$(1,945)	$(2,110)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.001	.002	–A	–A	–A	–A
Distributions from net investment income	(.001)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	–	–	–A	–
Total distributions	(.001)	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.14%	.16%	.01%	.01%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.52%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.54%F	.35%	.06%	.07%	.11%	.19%
Expenses net of all reductions	.54%F	.35%	.06%	.07%	.11%	.19%
Net investment income (loss)	.27%F	.06%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$483,829	$574,369	$993,737	$1,044,226	$1,077,691	$985,600

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Michigan Municipal Income Fund	$635,497,970	$20,960,075	$(4,164,879)	$16,795,196
Fidelity Michigan Municipal Money Market Fund	482,344,261	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to December 31, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Michigan Municipal Income Fund	$(662,288)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $30,771,246 and $43,548,112, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$1,149

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$2,462
Fidelity Michigan Municipal Money Market Fund	23

In addition, during the period the investment adviser reimbursed and/or waived a portion of the operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$1,986
Fidelity Michigan Municipal Money Market Fund	1,739

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,033.60	$2.47
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Michigan Municipal Money Market Fund	.54%
Actual		$1,000.00	$1,001.40	$2.68
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

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MIR-SANN-0817
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Fidelity® Minnesota Municipal Income Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.8	34.8
Health Care	22.9	21.7
Electric Utilities	17.1	17.5
Education	10.3	9.6
Transportation	7.8	9.0

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	6.9%
AA,A	82.3%
BBB	7.2%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	2.0%

As of December 31, 2016
AAA	6.0%
AA,A	83.5%
BBB	6.7%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	800,000	894,096
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$800,000	$805,376
6.25% 10/1/34 (a)	850,000	974,168
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,241,130

TOTAL GUAM		3,914,770

Minnesota - 97.3%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	938,598
5% 2/1/24	1,110,000	1,314,029
5% 2/1/25	1,015,000	1,193,366
5% 2/1/26	1,220,000	1,421,373
5% 2/1/27	1,285,000	1,485,229
5% 2/1/28	1,345,000	1,544,894
5% 2/1/29	1,415,000	1,615,180
5% 2/1/34	1,800,000	2,010,888
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,140,000	4,171,588
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	1,982,599
5% 10/1/29	785,000	921,300
5% 10/1/26	1,000,000	1,200,670
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A:
5% 2/1/19	4,090,000	4,337,486
5% 2/1/22	4,975,000	5,762,642
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,669,640
5% 2/1/31	3,600,000	4,265,892
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,648,999
5% 2/1/31	1,245,000	1,475,387
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	907,835
5% 11/1/25	250,000	289,928
5% 11/1/26	500,000	572,325
5% 11/1/27	400,000	453,048
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	2,009,646
5% 2/1/30	1,235,000	1,472,861
5% 2/1/31	1,495,000	1,765,236
5% 2/1/32	2,130,000	2,502,516
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/18	1,235,000	1,258,712
5% 3/1/30	2,535,000	2,608,616
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,198,885
5% 12/1/40	7,200,000	8,488,296
Series 2016 B, 5% 12/1/31	1,135,000	1,373,543
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,169,420
5% 2/1/29	1,000,000	1,167,690
5% 2/1/30	1,245,000	1,450,898
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,721,756
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,262,963
5% 9/1/28	695,000	791,605
5% 9/1/30	1,500,000	1,683,195
5% 9/1/31	1,300,000	1,451,866
5% 9/1/32	1,000,000	1,111,540
Series 2017:
5% 5/1/26	1,355,000	1,606,258
5% 5/1/27	1,400,000	1,670,732
5% 5/1/28	1,000,000	1,186,750
5% 5/1/29	1,000,000	1,168,050
5% 5/1/30	850,000	984,215
5% 5/1/31	500,000	576,215
5% 5/1/32	500,000	573,035
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,531,313
5% 11/15/28	2,730,000	3,315,012
5% 11/15/29	1,000,000	1,201,710
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,297,480
Series 2010 A, 5.25% 8/15/25	1,000,000	1,111,520
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	541,045
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,409,563
5% 1/1/27	1,500,000	1,690,785
Series 2014 A:
5% 1/1/26	3,015,000	3,548,595
5% 1/1/28	4,000,000	4,665,640
5% 1/1/29	2,150,000	2,496,516
5% 1/1/30	2,000,000	2,317,120
5% 1/1/31	6,020,000	6,939,314
Series 2016 A:
5% 1/1/30	4,000,000	4,824,840
5% 1/1/31	2,350,000	2,814,877
5% 1/1/32	2,900,000	3,454,886
Series 2016 D:
5% 1/1/23 (a)	670,000	781,140
5% 1/1/27 (a)	350,000	426,790
5% 1/1/28 (a)	430,000	511,485
5% 1/1/29 (a)	225,000	265,165
5% 1/1/30 (a)	475,000	555,489
5% 1/1/31 (a)	200,000	232,272
5% 1/1/32 (a)	200,000	231,024
5% 1/1/33 (a)	220,000	252,956
5% 1/1/34 (a)	225,000	257,513
5% 1/1/35 (a)	225,000	256,723
5% 1/1/36 (a)	220,000	250,441
5% 1/1/37 (a)	250,000	284,155
5% 1/1/41 (a)	725,000	819,011
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,005,848
5% 11/15/28	1,000,000	1,174,300
5% 11/15/29	1,000,000	1,165,340
5% 11/15/30	1,000,000	1,159,670
5% 11/15/31	3,665,000	4,232,525
5% 11/15/32	2,200,000	2,528,328
6.5% 11/15/38	2,960,000	3,149,085
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	579,425
Minneapolis Spl. School Dis Series B, 5% 2/1/28	1,100,000	1,371,986
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,291,355
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Pre-Refunded to 6/1/19 @ 100)	2,220,000	2,382,127
5% 6/1/21 (Pre-Refunded to 6/1/19 @ 100)	2,000,000	2,146,060
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,048,388
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,817,285
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,753,475
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,775,515
Minnesota Gen. Oblig.:
Series 2010 A, 5% 8/1/27	5,000,000	5,554,850
Series 2010 D:
5% 8/1/21	1,000,000	1,114,490
5% 8/1/22	5,000,000	5,562,850
5% 8/1/23	10,000,000	11,116,100
Series 2011 B:
5% 10/1/24	2,500,000	2,871,075
5% 10/1/30	3,000,000	3,421,380
Series 2013 A, 5% 8/1/25	3,780,000	4,518,083
Series 2013 D, 5% 10/1/23	1,100,000	1,324,004
Series 2015 A, 5% 8/1/33	1,900,000	2,252,754
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	55,155
5% 8/1/24	4,780,000	5,565,736
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	258,273
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,060,110
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,417,850
5% 10/1/23	1,000,000	1,074,370
(Univ. of St. Thomas Proj.) Series Seven-A, 5% 10/1/39	1,650,000	1,759,164
Series 2015 8J, 5% 3/1/24	1,000,000	1,195,610
Series 2017:
5% 3/1/28	2,000,000	2,482,600
5% 3/1/31	1,000,000	1,213,200
5% 3/1/34	500,000	596,190
Series 8 L:
5% 4/1/28	920,000	1,096,281
5% 4/1/29	1,000,000	1,182,160
5% 4/1/35	500,000	573,845
Series Eight J, 5% 3/1/26	1,015,000	1,213,351
Series G8, 5% 12/1/31	1,000,000	1,162,060
Series Seven-Q:
5% 10/1/17	495,000	499,217
5% 10/1/18	400,000	416,268
5% 10/1/19	780,000	832,666
5% 10/1/20	1,140,000	1,242,874
5% 3/1/21	940,000	942,369
5% 3/1/22	1,030,000	1,032,585
5% 3/1/27	500,000	593,835
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,189,580
5% 8/1/30	1,000,000	1,186,700
5% 8/1/31	1,000,000	1,184,530
5% 8/1/32	1,000,000	1,176,650
5% 8/1/33	1,000,000	1,168,820
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,009,540
Series 2014 A:
5% 10/1/25	200,000	238,298
5% 10/1/26	830,000	984,040
Series 2014:
5% 10/1/26	630,000	746,922
5% 10/1/27	750,000	884,798
5% 10/1/30	1,000,000	1,160,200
Series 2016:
4% 10/1/41	1,000,000	1,062,670
5% 10/1/32	1,500,000	1,757,550
5% 10/1/33	400,000	466,560
5% 10/1/35	400,000	463,052
5% 10/1/36	1,000,000	1,155,010
5% 10/1/47	2,000,000	2,290,980
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	6,075,500
5% 3/1/30	5,150,000	6,212,806
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2009 A:
4% 10/1/18	1,490,000	1,544,951
4% 10/1/19	1,550,000	1,646,519
4% 10/1/20	1,580,000	1,677,296
Series 2011 A, 5% 10/1/30	1,495,000	1,691,847
Series 2013 A:
4% 10/1/18	2,210,000	2,291,505
4% 10/1/19	2,300,000	2,443,221
4% 10/1/20	2,385,000	2,589,180
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,746,087
5% 3/1/28	4,275,000	4,903,425
5% 3/1/29	2,250,000	2,577,510
5% 6/1/27	5,000,000	5,895,200
5% 6/1/38	5,000,000	5,705,500
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,877,075
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,184,399
5% 1/1/20	2,100,000	2,291,100
Series 2013 A:
5% 1/1/23	850,000	999,252
5% 1/1/24	650,000	756,347
5% 1/1/25	975,000	1,129,011
5% 1/1/31	1,740,000	1,958,857
Series 2016:
5% 1/1/28	500,000	596,310
5% 1/1/29	620,000	733,696
5% 1/1/30	520,000	610,594
5% 1/1/31	350,000	408,377
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/20	1,635,000	1,793,039
5% 2/1/21	1,350,000	1,526,175
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	671,905
5% 12/1/27	275,000	323,441
5% 12/1/28	275,000	322,539
5% 12/1/43	1,000,000	1,138,160
Series 2017 A:
5% 12/1/42	1,100,000	1,284,943
5% 12/1/47	1,000,000	1,160,110
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,339,800
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	650,000
5% 7/1/18	685,000	708,653
5% 7/1/21	790,000	886,491
5% 7/1/22	350,000	401,562
5% 7/1/24	300,000	349,617
5% 7/1/27	245,000	280,028
5% 7/1/28	225,000	255,958
5% 7/1/33	1,225,000	1,365,434
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (b)	2,475,000	2,573,183
Series B, 4%, tender 11/15/18 (b)	3,000,000	3,119,010
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,240,690
Series 2016 B, 5% 11/15/35	4,000,000	5,083,640
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,251,392
Series 2016 A:
5% 5/1/29	1,000,000	1,174,250
5% 5/1/30	1,000,000	1,165,730
5% 5/1/31	1,000,000	1,158,970
5% 5/1/46	5,000,000	5,613,050
5.125% 5/1/30	310,000	337,221
5.125% 5/1/30 (Pre-Refunded to 5/1/20 @ 100)	4,695,000	5,207,037
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27	2,515,000	2,854,475
5% 11/15/29	1,750,000	1,956,203
5% 11/15/30	1,585,000	1,763,217
Saint Paul Port Auth. Lease Rev. Series 2013, 5% 12/1/21	4,900,000	5,630,247
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,186,080
5% 11/1/28	1,000,000	1,172,810
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27	1,825,000	2,209,217
Series 2016 B, 5% 2/1/26	1,500,000	1,825,200
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,198,731
5% 9/1/24	1,000,000	1,174,950
5% 9/1/25	1,345,000	1,568,741
5% 9/1/26	1,575,000	1,821,330
5% 9/1/28	1,000,000	1,140,980
5% 9/1/34	1,040,000	1,155,981
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,126,770
Series 2013 A, 5% 2/1/19	2,940,000	3,117,899
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	6,078,969
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,815,032
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,571,974
Series 2009 A, 5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	532,645
Series 2015 A:
5% 1/1/28	1,000,000	1,193,460
5% 1/1/34	1,695,000	1,950,047
5% 1/1/36	1,000,000	1,144,830
5% 1/1/41	1,000,000	1,136,820
0% 1/1/18 (AMBAC Insured)	125,000	124,263
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	535,000	535,000
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.) Series 2007 A, 5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,129,169
Series 2009 A1:
5.25% 11/15/29	1,475,000	1,610,228
5.25% 11/15/29 (Pre-Refunded to 11/15/19 @ 100)	1,525,000	1,668,548
Series 2009 A2:
5.5% 11/15/24	990,000	1,100,702
5.5% 11/15/24 (Pre-Refunded to 11/15/19 @ 100)	1,010,000	1,110,919
Series 2015 A:
5% 7/1/29	5,000,000	5,786,150
5% 7/1/30	5,000,000	5,751,400
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	213,122
5.125% 4/1/34	1,000,000	1,063,470
5.25% 4/1/29	1,000,000	1,069,180
Series 2009 C, 5% 12/1/21	1,000,000	1,072,240
Series 2011 D:
5% 12/1/23	1,180,000	1,359,667
5% 12/1/26	1,020,000	1,173,887
5% 12/1/36	2,085,000	2,371,854
Series 2016:
5% 4/1/37	2,125,000	2,483,190
5% 4/1/41	6,000,000	6,976,020
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	6,029,220
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,386,058
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	441,421
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,910,075
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,815,200
5% 1/1/27	2,150,000	2,494,452
5% 1/1/30	1,000,000	1,151,770
Series 2014 A:
5% 1/1/31	1,750,000	2,019,518
5% 1/1/35	1,595,000	1,805,843
5% 1/1/40	1,500,000	1,683,135
5% 1/1/46	11,270,000	12,575,404
Series 2015 A, 5% 1/1/31	1,820,000	2,132,567

TOTAL MINNESOTA		521,927,615

TOTAL MUNICIPAL BONDS
(Cost $509,581,997)		525,842,385
TOTAL INVESTMENT PORTFOLIO - 98.0%
(Cost $509,581,997)		525,842,385
NET OTHER ASSETS (LIABILITIES) - 2.0%		10,770,014
NET ASSETS - 100%		$536,612,399

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.8%
Health Care	22.9%
Electric Utilities	17.1%
Education	10.3%
Transportation	7.8%
Others* (Individually Less Than 5%)	7.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $509,581,997)		$525,842,385
Cash		8,102,079
Receivable for fund shares sold		176,178
Interest receivable		6,993,105
Other receivables		998
Total assets		541,114,745
Liabilities
Payable for investments purchased	$3,643,275
Payable for fund shares redeemed	301,392
Distributions payable	318,847
Accrued management fee	161,028
Other affiliated payables	51,693
Other payables and accrued expenses	26,111
Total liabilities		4,502,346
Net Assets		$536,612,399
Net Assets consist of:
Paid in capital		$520,180,278
Undistributed net investment income		96,406
Accumulated undistributed net realized gain (loss) on investments		75,327
Net unrealized appreciation (depreciation) on investments		16,260,388
Net Assets, for 46,230,493 shares outstanding		$536,612,399
Net Asset Value, offering price and redemption price per share ($536,612,399 ÷ 46,230,493 shares)		$11.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$7,877,049
Expenses
Management fee	$948,952
Transfer agent fees	236,499
Accounting fees and expenses	67,022
Custodian fees and expenses	1,991
Independent trustees' fees and expenses	1,005
Registration fees	31,227
Audit	26,452
Legal	2,028
Miscellaneous	2,545
Total expenses before reductions	1,317,721
Expense reductions	(3,567)	1,314,154
Net investment income (loss)		6,562,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		166,520
Total net realized gain (loss)		166,520
Change in net unrealized appreciation (depreciation) on investment securities		8,956,402
Net gain (loss)		9,122,922
Net increase (decrease) in net assets resulting from operations		$15,685,817

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,562,895	$13,520,489
Net realized gain (loss)	166,520	2,345,972
Change in net unrealized appreciation (depreciation)	8,956,402	(16,307,166)
Net increase (decrease) in net assets resulting from operations	15,685,817	(440,705)
Distributions to shareholders from net investment income	(6,562,191)	(13,519,571)
Distributions to shareholders from net realized gain	(319,178)	(2,044,957)
Total distributions	(6,881,369)	(15,564,528)
Share transactions
Proceeds from sales of shares	40,787,064	94,086,383
Reinvestment of distributions	4,843,332	11,158,760
Cost of shares redeemed	(39,375,749)	(73,683,383)
Net increase (decrease) in net assets resulting from share transactions	6,254,647	31,561,760
Redemption fees	–	5,025
Total increase (decrease) in net assets	15,059,095	15,561,552
Net Assets
Beginning of period	521,553,304	505,991,752
End of period	$536,612,399	$521,553,304
Other Information
Undistributed net investment income end of period	$96,406	$95,702
Shares
Sold	3,540,850	7,993,155
Issued in reinvestment of distributions	419,992	948,955
Redeemed	(3,417,794)	(6,334,257)
Net increase (decrease)	543,048	2,607,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.75	$11.77	$11.39	$11.99	$11.80
Income from Investment Operations
Net investment income (loss)A	.143	.300	.317	.329	.333	.371
Net realized and unrealized gain (loss)	.197	(.286)	.030	.443	(.559)	.204
Total from investment operations	.340	.014	.347	.772	(.226)	.575
Distributions from net investment income	(.143)	(.300)	(.317)	(.329)	(.333)	(.370)
Distributions from net realized gain	(.007)	(.044)	(.050)	(.063)	(.041)	(.015)
Total distributions	(.150)	(.344)	(.367)	(.392)	(.374)	(.385)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$11.61	$11.42	$11.75	$11.77	$11.39	$11.99
Total ReturnC,D	2.99%	.08%	3.00%	6.85%	(1.91)%	4.91%
Ratios to Average Net AssetsE
Expenses before reductions	.50%F	.50%	.50%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.50%F	.50%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.50%F	.50%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.50%F	2.54%	2.71%	2.82%	2.85%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$536,612	$521,553	$505,992	$506,314	$481,013	$558,353
Portfolio turnover rate	11%F	13%	13%	15%	14%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,815,859
Gross unrealized depreciation	(2,555,471)
Net unrealized appreciation (depreciation) on securities	$16,260,388
Tax cost	$509,581,997

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,316,946 and $27,504,565, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $903 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,991.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,576.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.50%	$1,000.00	$1,029.90	$2.52
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MNF-SANN-0817
1.705580.119

Fidelity® Municipal Income Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	16.9	17.8
Florida	12.3	13.5
Texas	11.2	9.8
California	10.8	11.4
New York	6.5	7.0

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.4	29.8
Transportation	22.7	18.7
Health Care	20.2	22.5
Education	5.6	3.9
Special Tax	5.3	5.3

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	2.5%
AA,A	75.1%
BBB	16.1%
BB and Below	2.0%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	1.6%

As of December 31, 2016
AAA	3.1%
AA,A	78.6%
BBB	12.9%
BB and Below	1.1%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	3,500	3,998
Montgomery Med. Clinic Facilities:
4% 3/1/36	$500	$503
5% 3/1/33	4,000	4,416

TOTAL ALABAMA		8,917

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	10,800	12,256
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,799
5.25% 10/1/20 (FSA Insured)	8,000	8,698
5.25% 10/1/26 (FSA Insured)	2,570	2,791
5.25% 10/1/28 (FSA Insured)	8,345	9,057
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 1.579%, tender 1/1/37 (a)	3,000	2,601
Glendale Excise Tax Rev. Series 2017:
5% 7/1/27 (b)	3,495	4,199
5% 7/1/29 (b)	1,310	1,547
5% 7/1/30 (b)	2,515	2,951
5% 7/1/31 (b)	3,750	4,379
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	2,600	2,808
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,580	1,642
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/32	10,000	11,776
5% 1/1/33	6,000	7,033
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	740	734
6% 1/1/48 (c)	2,630	2,639
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,901
Phoenix Civic Impt. Board Arpt. Rev. Series 2013, 5% 7/1/22 (d)	1,000	1,147
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,140
5% 7/1/23	2,000	2,279
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	965	1,104
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	535	611
Series 2012 A:
5% 7/1/24	1,140	1,330
5% 7/1/26	1,000	1,166
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,991
5.5% 12/1/29	7,900	9,784
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	922
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,520

TOTAL ARIZONA		96,549

California - 10.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,069
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,780
Antelope Valley Healthcare District Rev. Series 2016 A:
5% 3/1/26	3,305	3,525
5% 3/1/31	7,165	7,352
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,120	8,545
Series B, 2.85%, tender 4/1/25 (a)	6,640	6,995
Series C, 2.1%, tender 4/1/22 (a)	6,195	6,321
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,957
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,395
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2016, 5% 9/1/29	2,580	3,119
5% 8/1/19 (Pre-Refunded to 2/1/17 @ 100)	10	10
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	10	10
5% 10/1/22	2,300	2,494
5% 11/1/24	1,600	1,621
5% 8/1/29	6,535	7,895
5.25% 12/1/33	160	160
5.25% 4/1/35	12,000	13,713
5.25% 3/1/38	2,960	3,033
5.25% 11/1/40	3,200	3,577
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,520
5.6% 3/1/36	2,550	2,828
5.75% 4/1/31	5,020	5,420
6% 3/1/33	19,390	21,807
6% 4/1/38	19,600	21,225
6% 11/1/39	8,205	9,101
6.5% 4/1/33	3,150	3,443
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	10,000	10,806
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,361
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,820
5% 6/1/28	6,175	7,131
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,525
5% 3/1/22	1,695	1,700
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,361
5.25% 10/1/26	5,000	5,742
Series 2012 A:
5% 4/1/25	4,700	5,398
5% 4/1/26	13,495	15,526
Series 2012 G, 5% 11/1/25	4,000	4,655
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	4,100	4,713
5% 12/1/23	7,355	8,451
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	2,500	2,760
Series 2009 I, 6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,600	1,786
California Statewide Cmntys. Dev. Auth. Rev. (Sutter Health Proj.) Series 2011 A, 6% 8/15/42	6,880	7,805
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A:
5% 6/1/34	1,200	1,448
5% 6/1/35	5,000	6,013
Series 2017 B:
5% 6/1/34	4,885	5,893
5% 6/1/35	6,000	7,215
5% 6/1/36	5,000	5,993
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,346
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,631
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/21	1,910	2,146
5% 6/1/22	2,670	3,057
5% 6/1/23	3,050	3,539
5% 6/1/24	1,715	2,015
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,950	3,545
0% 11/1/30 (FSA Insured)	5,000	3,285
Long Beach Unified School District Series 2009:
5.5% 8/1/28	235	256
5.5% 8/1/29	125	136
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,552
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/28 (d)	1,175	1,395
5% 5/15/29 (d)	1,000	1,178
5% 5/15/30 (d)	1,000	1,169
5% 5/15/31 (d)	1,100	1,279
5% 5/15/34 (d)	1,750	2,007
5% 5/15/35 (d)	1,750	2,003
5% 5/15/36 (d)	2,000	2,284
Los Angeles Hbr. Dept. Rev. Series 2016 B:
5% 8/1/30	2,500	3,020
5% 8/1/31	1,000	1,201
5% 8/1/32	3,000	3,578
5% 8/1/33	2,450	2,907
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,143
5% 3/1/27	2,000	2,283
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,225
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	3,023
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,326
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,252
Oakland Gen. Oblig. Series 2012:
5% 1/15/26	4,535	5,086
5% 1/15/28	4,345	4,867
5% 1/15/29	5,370	6,009
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/25 (FSA Insured)	2,400	2,956
5% 8/1/29	1,750	2,093
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,437
5% 2/1/24	8,200	9,365
Palomar Health Rev. Series 2016:
5% 11/1/30	3,000	3,365
5% 11/1/31	1,125	1,255
Port of Oakland Rev. Series 2012 P:
5% 5/1/23 (d)	6,455	7,321
5% 5/1/24 (d)	9,900	11,209
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,909
Series 2011, 0% 8/1/46	1,150	342
Series B:
0% 8/1/37	7,800	3,679
0% 8/1/39	20,100	8,682
Poway Unified School District Pub. Fing.:
5% 9/1/26	1,275	1,486
5% 9/1/29	2,650	3,004
5% 9/1/31	1,200	1,347
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,200	3,136
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	2,570	2,961
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,004
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,032
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,935
0% 7/1/47	1,830	543
Series 2008 E, 0% 7/1/47 (e)	7,400	4,476
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	12,800	14,326
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,545
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,393
5% 6/1/30	16,190	18,744
5% 6/1/31	5,785	6,680
San Jose Int'l. Arpt. Rev. Series 2017 A, 5% 3/1/19 (d)	7,720	8,187
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,798
Series 2010 B, 0% 8/1/47	12,935	3,820
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,353
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,691
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,693
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,355
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,424
Univ. of California Revs. Series 2017 AV:
5% 5/15/36	2,715	3,226
5.25% 5/15/42	13,625	16,431
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,448
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,186
5% 7/1/27	1,840	1,842
Series 2009 A, 5.75% 7/1/24	1,750	1,868
Series 2010 A, 5.5% 7/1/38	3,815	4,129
West Contra Costa Unified School District Series 2012:
5% 8/1/24	3,625	4,229
5% 8/1/25	10,000	11,623

TOTAL CALIFORNIA		594,426

Colorado - 0.8%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,650	1,688
5% 9/1/46	6,000	6,709
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,535
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,122
5% 9/1/22	1,500	1,510
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	8,845	9,325
Series 2017C-2, 5%, tender 3/1/22 (a)	6,640	7,526
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	11,401
Series 2010 C, 5.375% 9/1/26	1,000	1,108

TOTAL COLORADO		45,924

Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2014 C, 5% 6/15/25	1,680	1,965
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 K, 4% 7/1/46	7,315	7,320
New Britain Gen. Oblig. Series 2017 C:
5% 3/1/29 (FSA Insured)	1,070	1,270
5% 3/1/30 (FSA Insured)	2,875	3,385
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/18 (FSA Insured)	2,840	2,952
5% 8/15/21 (FSA Insured)	1,400	1,557
5% 8/15/24 (FSA Insured)	2,805	3,269

TOTAL CONNECTICUT		21,718

District Of Columbia - 1.0%
District of Columbia Rev. Series B, 4.75% 6/1/32	2,200	2,362
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (d)	2,715	3,206
5% 10/1/24 (d)	7,000	8,377
Series 2017 A:
5% 10/1/28 (b)(d)	6,650	8,042
5% 10/1/29 (b)(d)	6,880	8,239
5% 10/1/30 (b)(d)	7,200	8,565
5% 10/1/32 (b)(d)	2,240	2,634
5% 10/1/33 (b)(d)	1,100	1,287
5% 10/1/35 (b)(d)	2,500	2,899
5% 10/1/42 (b)(d)	4,000	4,601
5% 10/1/47 (b)(d)	5,200	5,957

TOTAL DISTRICT OF COLUMBIA		56,169

Florida - 12.3%
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,614
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,397
5% 7/1/26	1,000	1,191
5% 7/1/28	1,745	2,048
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	5,215	6,042
Series A:
5% 10/1/28 (d)	2,500	2,882
5% 10/1/30 (d)	3,500	3,985
5% 10/1/31 (d)	2,000	2,268
5% 10/1/32 (d)	2,400	2,710
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/23	21,020	24,192
5% 7/1/27	5,695	6,505
Series 2015 A:
5% 7/1/24	1,915	2,298
5% 7/1/26	7,200	8,628
Series 2015 B:
5% 7/1/24	1,940	2,327
5% 7/1/25	2,355	2,876
Series 2016, 5% 7/1/32	1,770	2,055
Citizens Property Ins. Corp.:
Series 2011 A1:
5% 6/1/19	1,715	1,837
5% 6/1/20	3,000	3,313
Series 2012 A1, 5% 6/1/21	8,400	9,514
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	28,067
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/32	12,225	14,072
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	6,600	7,505
Series 2011 F, 5% 6/1/23	6,070	6,912
Series A, 5.5% 6/1/38	2,000	2,100
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.) 5% 10/1/17	2,130	2,136
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,360
5% 7/1/18	3,320	3,330
Florida Gen. Oblig. Series 2011 B, 5% 7/1/23	10,175	11,603
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,400	6,028
Series 2015 C:
5% 10/1/30	3,270	3,673
5% 10/1/40	1,000	1,089
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,835	2,178
5% 10/1/31	2,005	2,369
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,560
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	3,000	3,337
Series 2015 B:
5% 10/1/28	1,000	1,186
5% 10/1/30	1,800	2,104
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016:
5% 10/1/24 (d)	3,000	3,557
5% 10/1/25 (d)	3,225	3,853
5% 10/1/26 (d)	1,700	2,039
5% 10/1/27 (d)	1,000	1,204
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,200	1,284
5% 6/1/25	1,285	1,531
5% 6/1/26	1,375	1,613
5% 6/1/46	2,510	2,719
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	11,000	12,249
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	5,637
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,337
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,160
5% 6/1/28 (FSA Insured)	1,000	1,152
5% 6/1/30 (FSA Insured)	1,650	1,876
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	5,260	5,926
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,018
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,468
Series 2010, 5.5% 10/1/30	2,275	2,558
Series 2012 A:
5% 10/1/23 (d)	7,700	8,818
5% 10/1/24 (d)	9,050	10,354
5% 10/1/30 (d)	7,015	7,933
5% 10/1/31 (d)	2,500	2,825
Series 2014 A:
5% 10/1/28 (d)	4,000	4,632
5% 10/1/33 (d)	8,385	9,497
5% 10/1/36 (d)	12,755	14,323
5% 10/1/37	11,100	12,573
Series 2015 A:
5% 10/1/29 (d)	1,585	1,847
5% 10/1/31 (d)	1,330	1,535
5% 10/1/35 (d)	3,400	3,827
Series 2016 A:
5% 10/1/29	1,450	1,725
5% 10/1/31	1,750	2,054
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,288
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,000	3,346
Series 2014 B:
5% 7/1/26	2,500	2,963
5% 7/1/27	1,750	2,058
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/18 (AMBAC Insured)	4,000	4,163
5% 8/1/20 (AMBAC Insured)	2,500	2,593
5% 8/1/21 (AMBAC Insured)	5,095	5,284
5% 8/1/22 (AMBAC Insured)	3,325	3,448
Series 2011 B, 5.625% 5/1/31	6,600	7,481
Series 2015 A:
5% 5/1/26	5,500	6,557
5% 5/1/28	17,710	20,727
Series 2015 B:
5% 5/1/26	8,500	10,134
5% 5/1/27	17,480	20,647
5% 5/1/28	14,465	16,929
Series 2016 A:
5% 5/1/30	3,900	4,563
5% 5/1/32	16,860	19,526
Series 2016 B, 5% 8/1/26	9,230	11,217
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,613
5% 7/1/42	1,900	2,128
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	9,700	10,444
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,670
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,500	9,990
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,902
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B:
5% 10/1/33	2,115	2,248
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	1,585	1,691
Series 2012 A:
5% 10/1/23	2,300	2,758
5% 10/1/25	1,100	1,361
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	1,200	1,359
5% 10/1/23 (d)	1,325	1,547
5% 10/1/24 (d)	1,375	1,620
5% 10/1/25 (d)	2,915	3,452
5% 10/1/26 (d)	2,060	2,450
5% 10/1/27 (d)	1,000	1,176
5% 10/1/29 (d)	1,040	1,201
5% 10/1/30 (d)	1,850	2,121
5% 10/1/31 (d)	1,300	1,482
5% 10/1/32 (d)	2,000	2,269
5% 10/1/33 (d)	4,295	4,846
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	762
5% 12/1/23	1,000	1,152
5% 12/1/24	750	872
5% 12/1/25	500	575
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/24	3,500	4,238
Series 2015 D:
5% 8/1/28	4,035	4,794
5% 8/1/29	13,665	16,104
5% 8/1/30	14,105	16,510
5% 8/1/31	14,165	16,491
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	12,738
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/26	9,250	11,265
5% 10/1/29	4,000	4,749
5% 10/1/32	6,270	7,316
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,515
Series 2010, 5.25% 10/1/34	3,500	3,747
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,900	2,052
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,648
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,751
(Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,127
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,940

TOTAL FLORIDA		674,013

Georgia - 1.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,209
5% 11/1/30	2,500	2,965
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	6,480	6,465
2.2%, tender 4/2/19 (a)	3,000	3,021
2.2%, tender 4/2/19 (a)	300	302
2.2%, tender 4/2/19 (a)	6,500	6,545
2.2%, tender 4/2/19 (a)	4,100	4,129
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,492
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,485
6.125% 9/1/40	12,535	13,622
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,429
5.25% 10/1/41	5,600	6,377
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,686
5% 1/1/24	6,500	7,303
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,976
5% 10/1/23	4,000	4,645
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,062
Marietta Dev. Auth. Rev. (Life Univ., Inc. Proj.) Series 2017 A, 5% 11/1/47 (b)	2,400	2,458
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,134
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	3,500	4,018
5% 4/1/30	1,200	1,344
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,585

TOTAL GEORGIA		104,252

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (d)	7,500	8,445
5% 7/1/45 (d)	14,505	16,267
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (d)	2,000	2,331
5.25% 8/1/25 (d)	2,500	2,896

TOTAL HAWAII		29,939

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,645
6.75% 11/1/37	4,300	4,585
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,190	2,347
Series 2015 ID, 5% 12/1/25	2,750	3,306

TOTAL IDAHO		14,883

Illinois - 16.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,676
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,754
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,062
Series 2008 C:
5.25% 12/1/23	2,050	1,806
5.25% 12/1/24	1,385	1,198
Series 2010 F, 5% 12/1/20	1,100	1,008
Series 2011 A:
5% 12/1/41	3,595	2,804
5.25% 12/1/41	2,975	2,390
5.5% 12/1/39	7,900	6,500
Series 2012 A, 5% 12/1/42	7,800	6,128
Series 2015 C, 5.25% 12/1/39	1,400	1,134
Series 2016 B, 6.5% 12/1/46	650	585
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	10,330	11,761
5% 1/1/28 (d)	14,950	16,907
5% 1/1/33 (d)	5,375	5,958
5% 1/1/34 (d)	2,600	2,872
Series 2016 B:
5% 1/1/36	1,600	1,814
5% 1/1/37	2,200	2,490
5% 1/1/46	9,910	11,132
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22 (d)	5,575	6,343
Series 2013 B, 5% 1/1/27	11,275	12,948
Series 2013 D, 5% 1/1/27	1,000	1,148
Series 2015 A:
5% 1/1/25 (d)	4,430	5,242
5% 1/1/31 (d)	5,000	5,673
5% 1/1/32 (d)	10,100	11,337
Series 2015 C, 5% 1/1/46 (d)	2,395	2,636
Series 2016 B, 5% 1/1/34	4,900	5,598
Series 2016 C:
5% 1/1/33	2,185	2,514
5% 1/1/34	2,530	2,890
Series 2016 G:
5% 1/1/37 (d)	2,000	2,244
5% 1/1/42 (d)	1,300	1,454
5.25% 1/1/29 (d)	350	417
5.25% 1/1/31 (d)	400	470
Series 2017 A, 5% 1/1/31	3,535	4,147
Series 2017 B, 5% 1/1/35	1,700	1,949
Series 2017 D:
5% 1/1/28 (d)	2,395	2,818
5% 1/1/29 (d)	1,425	1,657
5% 1/1/32 (d)	2,700	3,078
5% 1/1/34 (d)	3,260	3,683
5% 1/1/35 (d)	2,400	2,703
5% 1/1/36 (d)	3,000	3,371
5% 1/1/37 (d)	1,600	1,795
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	13,000	14,294
Series 2017, 5% 12/1/46	3,400	3,681
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,509
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,615
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,628
Series 2012 A, 5% 11/15/22	2,000	2,247
Series 2012 C, 5% 12/15/37	1,000	1,051
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	21,304
Series 2010 G, 5% 11/15/25	3,400	3,676
Series 2012 C, 5% 11/15/24	9,400	10,511
Series 2016 A:
5% 11/15/26	5,000	5,718
5% 11/15/27	1,240	1,407
5% 11/15/28	1,750	1,970
5% 11/15/29	4,540	5,072
5% 11/15/30	4,000	4,448
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,299
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	26,389
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	4,608
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,984
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	1,000	1,040
5% 10/1/29	1,000	1,176
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	27,813
5.375% 5/15/30	6,160	6,729
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	2,450	2,770
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	7,300	8,251
(Rush Univ. Med. Ctr. Proj.) Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	3,915	4,300
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,696
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,390
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,775	1,779
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,865	2,068
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,900	3,215
5.5% 4/1/44	1,590	1,696
5.5% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,410	1,515
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	2,320	2,586
Series 2010, 5.25% 5/1/25	7,000	7,675
Series 2012 A, 5% 5/15/22	2,120	2,411
Series 2012:
4% 9/1/32	7,460	7,498
5% 9/1/38	23,950	25,145
5% 11/15/43	4,395	4,717
Series 2013:
5% 11/15/28	2,875	3,213
5% 11/15/29	1,400	1,557
5% 5/15/43	10,000	10,609
Series 2015 A, 5% 11/15/45	2,410	2,610
Series 2015 B, 5% 11/15/27	3,160	3,657
Series 2015 C:
5% 8/15/35	6,425	7,001
5% 8/15/44	30,850	33,233
Series 2016 A:
5% 8/15/25	2,380	2,730
5% 8/15/26	3,180	3,659
5% 7/1/28	1,230	1,428
5% 2/15/29	5,140	5,877
5% 2/15/30	5,425	6,159
5% 7/1/30	710	810
5% 2/15/31	4,375	4,935
5% 7/1/31	535	607
5% 2/15/32	4,250	4,770
5% 7/1/34	3,000	3,359
5% 8/15/34	645	705
5.25% 8/15/27	2,255	2,618
5.25% 8/15/28	2,895	3,333
5.25% 8/15/30	2,225	2,526
Series 2016 B:
5% 8/15/31	7,365	8,467
5% 8/15/32	1,040	1,189
5% 8/15/34	7,515	8,513
5% 8/15/36	10,485	11,813
Series 2016 C:
4% 2/15/36	4,815	4,537
5% 2/15/31	13,100	14,377
5% 2/15/32	1,500	1,637
5% 2/15/34	3,525	3,813
5% 2/15/41	8,865	9,464
Series 2016:
5% 5/15/29	1,255	1,439
5% 5/15/30	2,300	2,617
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,291
5.5% 1/1/31	4,640	4,922
Series 2010:
5% 1/1/18	7,600	7,699
5% 1/1/21 (FSA Insured)	2,600	2,750
5% 1/1/23 (FSA Insured)	6,600	6,977
Series 2012:
5% 8/1/19	2,500	2,570
5% 8/1/21	2,000	2,084
5% 3/1/23	4,000	4,125
5% 8/1/23	3,900	4,055
Series 2013, 5.5% 7/1/25	3,310	3,486
Series 2014:
5% 2/1/23	4,425	4,588
5% 2/1/25	3,630	3,736
5% 4/1/28	2,090	2,108
5% 5/1/28	2,150	2,168
5% 5/1/32	8,800	8,855
5.25% 2/1/30	9,900	10,109
Series 2016:
5% 6/1/25	7,295	7,545
5% 6/1/26	990	1,014
5% 2/1/27	7,035	7,207
5% 2/1/28	5,660	5,724
5% 2/1/29	5,320	5,376
5% 2/1/26	2,325	2,368
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,090
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	1,480	1,516
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,611
5% 2/1/26	4,370	5,164
5% 2/1/31	3,275	3,729
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	2,950	3,319
5% 1/1/40	13,300	14,906
Series 2015 B, 5% 1/1/40	7,400	8,313
Series 2016 A:
5% 12/1/31	6,635	7,682
5% 12/1/32	7,900	9,095
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	3,095	2,829
0% 12/1/21 (Escrowed to Maturity)	1,905	1,781
6.5% 1/1/20 (AMBAC Insured)	2,755	3,078
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,246
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	7,788
5% 2/1/35	5,000	5,543
5% 2/1/36	5,200	5,745
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	7,036
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,632
0% 1/1/19	2,955	2,878
0% 1/1/19 (Escrowed to Maturity)	45	44
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,305
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,781
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,335
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	17,995
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,793
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	12,964
0% 6/15/44 (FSA Insured)	53,800	14,600
0% 6/15/45 (FSA Insured)	27,900	7,194
0% 6/15/47 (FSA Insured)	1,540	358
Series 2012 B, 0% 12/15/51	11,200	1,452
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,170
Series 1996 A, 0% 6/15/24	3,060	2,387
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	2,012
5.5% 6/15/20	1,625	1,646
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000	1,014
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/17 (Escrowed to Maturity)	745	752
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,570
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,563
Series 2010 A:
5% 4/1/25	5,125	5,522
5.25% 4/1/30	3,200	3,464
Series 2013:
6% 10/1/42	4,600	5,328
6.25% 10/1/38	4,530	5,353
Will County Cmnty. Unit School District #365-U:
0% 11/1/19 (Escrowed to Maturity)	675	654
0% 11/1/19 (FSA Insured)	4,325	4,178
Will County Illinois Series 2016:
5% 11/15/31	1,620	1,876
5% 11/15/32	1,235	1,423
5% 11/15/33	1,500	1,721
5% 11/15/34	1,500	1,714

TOTAL ILLINOIS		925,143

Indiana - 2.6%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	7,069
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,187
Series 2009 A, 5.25% 11/1/39	5,300	5,677
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,634
Series 2012:
5% 3/1/30	3,900	4,247
5% 3/1/41	7,070	7,654
Series 2015 A, 5.25% 2/1/32	6,020	7,088
Series 2016:
4% 9/1/21	400	433
5% 9/1/22	300	343
5% 9/1/24	675	794
5% 9/1/26	1,075	1,276
5% 9/1/28	3,000	3,551
5% 9/1/29	1,000	1,172
5% 9/1/30	1,400	1,629
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	2,947
Series 2015 A:
5% 10/1/30	4,820	5,669
5% 10/1/45	25,600	29,103
Series 2011 A, 5.25% 10/1/25	1,750	2,014
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/22	2,000	2,259
5% 1/1/23	1,800	2,026
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	1,682
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (d)	1,000	1,038
4% 1/1/33 (d)	1,000	1,033
4% 1/1/35 (d)	2,780	2,845
5% 1/1/21 (d)	3,945	4,389
5% 1/1/22 (d)	7,000	7,961
5% 1/1/23 (d)	2,870	3,317
5% 1/1/26 (d)	1,055	1,256
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	412
5% 1/15/30	12,040	13,758
Purdue Univ. Ctfs. of Prtn. Series 2016 A, 5% 7/1/30	2,995	3,581
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,140

TOTAL INDIANA		145,184

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Pre-Refunded to 8/15/19 @ 100)	4,800	5,249
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	11,679
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,706
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,160
5% 9/1/25	4,000	4,604
Series 2016 A:
5% 9/1/40	3,115	3,519
5% 9/1/45	5,000	5,626

TOTAL KANSAS		29,294

Kentucky - 0.6%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	725
5% 1/1/22	725	827
5% 1/1/23	425	492
5% 1/1/28	1,585	1,842
5% 1/1/31	1,500	1,709
5% 1/1/32	1,500	1,702
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2017 B, 5% 8/15/29	1,780	2,032
Series 2017 B:
5% 8/15/30	1,450	1,644
5% 8/15/34	2,720	3,011
5% 8/15/36	3,435	3,778
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,381
5.75% 10/1/38	7,410	8,657
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,364

TOTAL KENTUCKY		33,164

Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/20	3,000	3,297
5% 6/1/22 (FSA Insured)	4,000	4,618
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,321
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,500	1,791
5% 12/15/25	2,935	3,527
5% 12/15/26	260	314
5% 12/15/28	2,000	2,352
5% 12/15/29	335	391
5% 12/15/30	2,800	3,242
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (d)	5,190	5,979
5% 1/1/30 (d)	4,665	5,344
5% 1/1/31 (d)	2,500	2,851
5% 1/1/40 (d)	6,885	7,690
Series 2017 B:
5% 1/1/27 (d)	400	481
5% 1/1/32 (d)	400	462
5% 1/1/33 (d)	700	805
5% 1/1/35 (d)	400	456
Series 2017 D2:
5% 1/1/27 (b)(d)	500	583
5% 1/1/28 (b)(d)	720	832
5% 1/1/34 (b)(d)	500	558
5% 1/1/36 (b)(d)	935	1,036
5% 1/1/37 (b)(d)	750	830

TOTAL LOUISIANA		49,760

Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	2,775	2,831
Series 2013, 5% 7/1/25	1,680	1,833
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/41	1,800	1,564
4% 7/1/46	2,305	1,954
5% 7/1/41	8,610	8,778
5% 7/1/46	22,520	22,862
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	1,050	1,224
5% 7/1/36	2,600	2,995

TOTAL MAINE		44,041

Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,363
City of Westminster Series 2016:
5% 11/1/27	1,595	1,827
5% 11/1/28	2,750	3,139
5% 11/1/29	2,910	3,301
5% 11/1/30	3,085	3,487
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/46 (d)	3,000	3,345
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,094
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	5,090	5,751
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,400	4,745
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,865	3,227
Series 2016 A:
4% 7/1/42	1,450	1,461
5% 7/1/35	575	636

TOTAL MARYLAND		34,376

Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,500	1,731
5% 7/1/45	1,495	1,716
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,645	1,839
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	1,005	1,144
5% 10/1/29	1,110	1,257
5% 10/1/31	1,225	1,375
5% 10/1/32	1,285	1,436
Series 2011 I, 6.75% 1/1/36	3,000	3,429
Series 2016 A, 5% 1/1/47	11,355	12,508
Series 2016:
5% 10/1/29	1,000	1,194
5% 10/1/30	1,500	1,779
5% 7/1/31	1,675	1,909
5% 10/1/31	1,620	1,911
5% 7/1/46	1,390	1,537
Series BB1, 5% 10/1/46	415	474
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (d)	8,015	7,845
Massachusetts Gen. Oblig.:
Series 2016 A, 5% 3/1/46	2,175	2,466
Series 2016 B:
5% 7/1/31	1,950	2,328
5% 7/1/32	3,405	4,041
Series 2017 A:
5% 4/1/37	17,585	20,746
5% 4/1/42	8,010	9,383
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	1,640	1,646
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	2,100	2,476
5% 7/1/34	1,080	1,268
5% 7/1/35	2,055	2,405
5% 7/1/37	3,965	4,623
5% 7/1/38	1,570	1,828
Series 2016 B:
4% 7/1/46 (d)	25,130	25,663
5% 7/1/43 (d)	15,405	17,312

TOTAL MASSACHUSETTS		139,269

Michigan - 1.7%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,537
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,698
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	2,360	2,751
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,846
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	6,325	7,120
5% 6/1/20 (Escrowed to Maturity)	2,050	2,269
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,000	3,501
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	6,350	7,410
Series 2012, 5% 11/15/42	8,205	9,016
Series 2015 MI, 5% 12/1/24	4,445	5,355
Series MI, 5.5% 12/1/27	4,750	5,858
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,105	3,842
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	7,580	7,637
2.4%, tender 3/15/23 (a)	5,675	5,800
Series 2012 A, 5% 6/1/26	2,000	2,253
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	695	747
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	130	140
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,338
5% 11/1/31	2,525	2,935
5% 11/1/36	250	285
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	6,995	8,129
Series 2015 G, 5% 12/1/28 (d)	5,500	6,338

TOTAL MICHIGAN		93,805

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/29	2,830	3,193
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44	1,515	1,635

TOTAL MINNESOTA		4,828

Missouri - 0.4%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,274
5% 9/1/27	490	526
5% 9/1/28	1,000	1,073
5% 9/1/29	1,000	1,071
5% 9/1/30	1,390	1,488
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,200	1,267
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	800	819
3.25% 2/1/28	800	820
4% 2/1/40	700	713
5% 2/1/31	2,595	2,985
5% 2/1/33	2,870	3,272
5% 2/1/36	2,300	2,599
5% 2/1/45	3,600	4,030

TOTAL MISSOURI		21,937

Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.305% 12/1/17 (a)	4,005	4,000
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,217
6% 8/15/28	1,980	1,991
6.125% 8/15/31	1,275	1,282
Nebraska Pub. Pwr. District Rev. Series 2016 B, 5% 1/1/37	11,900	13,566
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/25 (d)	400	480
5% 12/15/26 (d)	1,440	1,734
5% 12/15/27 (d)	1,000	1,206
5% 12/15/30 (d)	1,500	1,761
5% 12/15/33 (d)	800	927
5% 12/15/35 (d)	2,000	2,302
5% 12/15/36 (d)	505	580
Series 2017 C, 4% 12/15/19 (d)	710	755
Series 2017A, 4% 12/15/18 (d)	325	338

TOTAL NEBRASKA		32,139

Nevada - 0.3%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (d)	5,625	6,212
5% 7/1/21 (d)	5,600	6,344
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,148

TOTAL NEVADA		18,704

New Hampshire - 1.0%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	9,300	10,310
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A:
5.25% 7/1/27 (c)	315	314
6.125% 7/1/37 (c)	300	300
6.125% 7/1/52 (c)	475	471
6.25% 7/1/42 (c)	300	302
Series 2017 B, 4.125% 7/1/24 (c)	1,715	1,712
Series 2017 C, 3.5% 7/1/22 (c)	535	535
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007, 5% 10/1/37	1,405	1,416
Series 2012:
4% 7/1/32	2,370	2,405
5% 7/1/24	1,000	1,114
5% 7/1/25	1,185	1,311
Series 2016:
3% 10/1/20	450	468
4% 10/1/38	1,915	1,949
5% 10/1/24	2,120	2,443
5% 10/1/25	2,100	2,439
5% 10/1/29	4,000	4,554
5% 10/1/31	5,210	5,879
5% 10/1/33	4,000	4,470
5% 10/1/38	5,550	6,123
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/19	2,000	2,117
5% 2/1/24	1,775	2,012

TOTAL NEW HAMPSHIRE		52,644

New Jersey - 5.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	1,040	1,204
5% 7/1/30 (FSA Insured)	2,540	2,899
5% 7/1/32 (FSA Insured)	1,250	1,412
5% 7/1/33 (FSA Insured)	1,300	1,462
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,585	11,344
Series 2017 B:
5% 11/1/23	10,800	11,590
5% 11/1/24	4,200	4,503
Series 2009 AA:
5.5% 12/15/29	1,335	1,381
5.5% 12/15/29 (Pre-Refunded to 6/15/19 @ 100)	2,665	2,886
Series 2013 NN, 5% 3/1/27	69,700	73,422
Series 2013:
5% 3/1/23	16,605	17,766
5% 3/1/24	17,000	18,090
5% 3/1/25	1,900	2,012
Series 2015 XX:
5% 6/15/22	2,645	2,824
5% 6/15/23	5,000	5,358
5.25% 6/15/27	17,000	18,266
Series 2016 AAA:
5% 6/15/41	4,095	4,200
5.5% 6/15/31	2,000	2,170
5.5% 6/15/32	5,000	5,413
Series 2016 BBB:
5% 6/15/21	3,000	3,189
5% 6/15/22	4,850	5,177
5% 6/15/23	7,810	8,368
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,100	1,228
5% 7/1/32	4,000	4,443
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/21	270	301
5% 7/1/22	270	306
5% 7/1/23	940	1,076
5% 7/1/24	1,750	2,024
5% 7/1/25	1,810	2,104
5% 7/1/26	1,105	1,286
5% 7/1/26	270	314
5% 7/1/27	405	466
5% 7/1/27	750	888
5% 7/1/29	500	565
5% 7/1/30	560	629
5% 7/1/30	1,000	1,157
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,210	1,366
5% 12/1/23 (d)	2,025	2,312
5% 12/1/26 (d)	1,000	1,148
Series 2017 1B, 5% 12/1/21 (d)	1,280	1,424
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,211
Series 2014 AA:
5% 6/15/23	20,645	22,235
5% 6/15/24	10,000	10,783
Series 2016 A:
5% 6/15/27	1,640	1,789
5% 6/15/28	6,000	6,494
5% 6/15/29	600	644
Series 2016 A-2, 5% 6/15/23	4,330	4,751

TOTAL NEW JERSEY		278,880

New York - 6.5%
Dorm. Auth. New York Univ. Rev. Series 2017:
5% 12/1/23 (c)	1,400	1,595
5% 12/1/24 (c)	1,300	1,495
5% 12/1/25 (c)	1,400	1,623
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.75% 2/15/47	5,805	6,644
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	8,795	10,180
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,402
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	15,800	17,329
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2008, 5.25% 8/15/27	2,675	2,801
Series 2009:
5.625% 4/1/29	120	129
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	1,555	1,677
Series 2012 A1, 5% 8/1/24	7,400	8,441
Series 2012 G1, 5% 4/1/25	13,700	15,823
Series 2016 C and D, 5% 8/1/28	2,625	3,160
Series 2016 E, 5% 8/1/28	4,400	5,343
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,745
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,755
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	42,080	47,333
Series 2012 EE, 5.25% 6/15/30	17,200	20,118
Series 2013 BB, 5% 6/15/47	8,985	10,116
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/38	1,600	1,671
5.625% 7/15/38	2,825	2,955
Series 2009 S3:
5.25% 1/15/34	21,000	22,239
5.25% 1/15/39	3,400	3,599
5.375% 1/15/34	2,750	2,921
Series 2009 S4:
5.5% 1/15/39	8,800	9,355
5.75% 1/15/39	4,100	4,380
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	2,725	3,115
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	5,600	6,506
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,655
Series 2014 A:
5% 2/15/39	3,995	4,220
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	5
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	4,000	4,393
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	7,600	9,158
5% 3/15/32	3,400	4,076
5% 3/15/34	5,500	6,533
New York Metropolitan Trans. Auth. Rev.:
Series 2010 D, 5.25% 11/15/40	6,600	7,371
Series 2012 D, 5% 11/15/25	25,900	30,230
Series 2012 F, 5% 11/15/24	12,400	14,522
Series 2014 B, 5% 11/15/44	8,500	9,468
Series 2015 A1, 5% 11/15/45	4,850	5,499
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	2,200	2,388
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	6,300	7,422
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	5,400	6,427
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	479
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,527
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,000	4,668

TOTAL NEW YORK		355,496

North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,530	1,847
5% 7/1/33	1,255	1,494
5% 7/1/37	3,515	4,138
5% 7/1/42	1,325	1,550
Series 2017 B:
5% 7/1/29 (d)	235	280
5% 7/1/30 (d)	255	302
5% 7/1/31 (d)	480	565
5% 7/1/32 (d)	505	592
5% 7/1/33 (d)	530	618
5% 7/1/34 (d)	555	644
5% 7/1/35 (d)	380	440
5% 7/1/36 (d)	310	358
5% 7/1/37 (d)	365	421
5% 7/1/42 (d)	1,180	1,352
5% 7/1/47 (d)	1,000	1,140
Series 2017 C:
4% 7/1/33	1,745	1,876
4% 7/1/35	2,470	2,627
5% 7/1/31	3,920	4,708
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,945
North Carolina Med. Care Cmnty. Health:
Series 2012 A, 5% 11/15/26	1,295	1,480
Series 2017:
5% 10/1/27 (b)	1,000	1,230
5% 10/1/31 (b)	1,700	2,024
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,503
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	670	706
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,630	1,724

TOTAL NORTH CAROLINA		45,564

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,932
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,300	8,176
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,724
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	12,100	13,940
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	672
5.25% 9/15/18 (FSA Insured)	1,360	1,425
Columbus City School District 5% 12/1/29	1,800	2,165
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/37	5,010	5,385
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	6,675	7,514
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,131
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,000	1,144
5% 8/15/30	1,505	1,711
6% 8/15/43	800	836
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	4,200	4,427
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,171
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,600	3,799
5% 2/15/44	200	208
5% 2/15/48	11,600	12,059
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,195	2,557
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	9,500	10,818

TOTAL OHIO		90,862

Oklahoma - 0.5%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	3,900	4,718
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,467
5% 10/1/29	700	802
5% 10/1/36	1,000	1,115
5% 10/1/39	1,850	2,054
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,481
Series 2012, 5% 2/15/24	4,190	4,739

TOTAL OKLAHOMA		25,376

Oregon - 0.3%
Clackamas County School District #7J 5.25% 6/1/24 (FSA Insured)	2,605	3,209
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,074
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	780	886
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	4,820	5,518
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	1,981
5.5% 6/15/21 (FSA Insured)	1,060	1,224

TOTAL OREGON		13,892

Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,780
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,600	3,222
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	1,070	1,258
5% 6/1/29	1,170	1,365
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	1,000	1,171
5% 7/1/27	1,000	1,158
5% 7/1/28	1,000	1,147
5% 7/1/34	3,680	4,087
5% 7/1/36	2,000	2,218
5% 7/1/41	2,660	2,927
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,105
Series 2012 A, 5% 6/1/27	4,105	4,602
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,320	1,470
5% 10/1/22	1,380	1,563
5% 10/1/23	315	361
5% 10/1/24	1,165	1,348
Series 2016 A:
5% 10/1/29	2,600	2,886
5% 10/1/31	4,575	5,021
5% 10/1/36	5,400	5,813
5% 10/1/40	3,310	3,550
Northampton County Gen. Purp. Auth. Hosp. Rev. Series 2016 A, 5% 8/15/46	24,875	27,457
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	5,300	5,419
Pennsylvania Gen. Oblig. Series 2016:
5% 2/1/27	17,175	20,586
5% 2/1/28	18,030	21,289
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,900	3,149
Series 2016:
5% 5/1/32	1,255	1,439
5% 5/1/33	1,700	1,940
5% 5/1/35	2,745	3,111
Philadelphia Gas Works Rev. Series 9:
5.25% 8/1/40	2,295	2,473
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,455	1,630
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	2,500	2,651
Philadelphia School District:
Series 2016 D, 5% 9/1/28	8,100	9,078
Series 2016 F:
5% 9/1/28	14,010	15,701
5% 9/1/29	26,200	29,124
5% 9/1/30	6,815	7,520
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/46	4,000	3,887
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,123
5% 6/1/23	2,500	2,802
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,275	1,432

TOTAL PENNSYLVANIA		215,863

Rhode Island - 0.5%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/23	5,405	6,345
5% 6/15/24	2,720	3,246
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	650	733
5% 9/1/36	5,620	6,219
Series 2016:
5% 5/15/30	1,500	1,668
5% 5/15/31	1,750	1,934
5% 5/15/33	1,500	1,638
5% 5/15/39	4,800	5,162

TOTAL RHODE ISLAND		26,945

South Carolina - 2.0%
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	135	135
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,224
5% 12/1/28	5,665	6,534
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,826
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (d)	6,375	7,067
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	1,500	1,656
Series 2013 E, 5.5% 12/1/53	34,335	37,973
Series 2014 A:
5% 12/1/49	2,300	2,478
5.5% 12/1/54	13,185	14,678
Series 2014 C, 5% 12/1/46	3,985	4,320
Series 2015 A, 5% 12/1/50	4,025	4,372
Series 2015 C, 5% 12/1/22	8,440	9,633
Series 2015 E, 5.25% 12/1/55	5,900	6,537
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	2,470	2,939

TOTAL SOUTH CAROLINA		110,372

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,075
5% 9/1/28	3,000	3,282

TOTAL SOUTH DAKOTA		4,357

Tennessee - 0.2%
Jackson Hosp. Rev. 5.75% 4/1/41	1,785	1,836
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	5,820	6,509
5.75% 7/1/24 (d)	2,400	2,683

TOTAL TENNESSEE		11,028

Texas - 11.2%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	1,000	1,172
5% 11/15/27 (d)	1,250	1,455
5% 11/15/28 (d)	1,000	1,155
5% 11/15/39 (d)	9,700	10,762
5% 11/15/44 (d)	23,455	25,863
Series 2017 B:
5% 11/15/28 (d)	1,000	1,185
5% 11/15/30 (d)	1,540	1,796
5% 11/15/32 (d)	1,215	1,403
5% 11/15/35 (d)	1,250	1,426
5% 11/15/37 (d)	1,410	1,603
5% 11/15/41 (d)	5,705	6,456
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,646
Austin Independent School District Series 2016 A, 5% 8/1/30	3,995	4,823
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016:
5% 11/15/28	1,000	1,221
5% 11/15/29	3,000	3,633
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/30	1,650	1,908
5% 1/1/32	1,000	1,144
5% 1/1/45	6,000	6,649
Coppell Independent School District 0% 8/15/20	2,000	1,919
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,113
5% 7/15/22	2,500	2,900
5% 7/15/24	2,255	2,583
5.25% 7/15/19 (FSA Insured)	4,000	4,006
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	5,300	6,009
Series 2016, 5% 2/15/27	3,270	4,007
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,900	3,437
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2010 A, 5% 11/1/42	14,800	16,274
Series 2012 D, 5% 11/1/42 (d)	2,370	2,561
Series 2012 H, 5% 11/1/42 (d)	2,740	2,960
Series 2014 D, 5% 11/1/23 (d)	2,795	3,269
DeSoto Independent School District 0% 8/15/20	3,335	3,200
El Paso Gen. Oblig. Series 2016:
5% 8/15/34	6,345	7,372
5% 8/15/35	6,000	6,950
5% 8/15/36	4,000	4,623
Fort Worth Independent School District Series 2016, 5% 2/15/28	3,635	4,397
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	895	899
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,458
5.25% 10/1/51	53,600	61,659
5.5% 4/1/53	5,440	6,211
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,394
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,345	1,577
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,518
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,716
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	3,000	3,330
5% 7/1/25 (d)	1,500	1,658
Series 2012 A, 5% 7/1/21 (d)	3,785	4,247
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/27 (d)	2,150	2,548
5% 11/1/29 (d)	2,000	2,331
5% 11/1/32 (d)	3,690	4,233
Series 2017:
5% 11/1/24 (d)	1,000	1,194
5% 11/1/25 (d)	1,000	1,201
5% 11/1/26 (d)	1,000	1,210
5% 11/1/27 (d)	1,000	1,200
5% 11/1/28 (d)	1,500	1,783
5% 11/1/30 (d)	1,000	1,169
5% 11/1/31 (d)	1,500	1,746
5% 11/1/32 (d)	1,330	1,540
5% 11/1/33 (d)	1,000	1,153
5% 11/1/34 (d)	1,000	1,147
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	2,200	2,590
5% 5/15/30	5,000	5,794
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,507
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/30	3,415	3,922
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	8,992
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	8,290	8,904
Series 2009, 6.25% 1/1/39	1,910	2,040
Series 2011 A:
5.5% 9/1/41	14,250	16,480
6% 9/1/41	6,200	7,322
Series 2011 D, 5% 9/1/28	13,000	14,864
Series 2014 A:
5% 1/1/23	1,640	1,918
5% 1/1/25	5,000	5,938
Series 2015 A, 5% 1/1/32	2,695	3,081
Series 2015 B, 5% 1/1/40	8,000	8,919
Series 2016 A, 5% 1/1/31	7,720	9,008
6% 1/1/23	590	604
6% 1/1/24	230	235
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	2,035	2,064
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	3,215	3,223
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	2,775	2,782
5.25% 7/1/19 (FSA Insured) (d)	2,635	2,642
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	4,200	5,214
San Antonio Independent School District Series 2016, 5% 8/15/31	3,485	4,153
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,588
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/25	9,345	11,400
5% 10/1/26	5,250	6,467
5% 10/1/27	5,000	6,090
5% 10/1/28	5,000	6,043
5% 10/1/29	5,000	5,989
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,924
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,559
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	4,000	4,443
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	5,000	5,229
5% 2/15/25	690	838
5% 2/15/34	1,900	2,209
5% 2/15/41	8,335	9,555
Texas Gen. Oblig.:
Series 2017 A, 5% 10/1/33	11,000	13,282
Series 2017 B:
5% 10/1/34	16,400	19,704
5% 10/1/36	14,075	16,814
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	396
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,881
Series 2013, 6.75% 6/30/43 (d)	12,600	14,223
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	5,270	6,443
5% 3/15/29	4,265	5,169
5% 3/15/31	3,250	3,884
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/26	13,025	15,974
5% 2/15/32	6,180	7,244
5% 2/15/33	4,000	4,669
5% 2/15/34	4,000	4,649
5% 2/15/35	4,000	4,636
5% 2/15/36	3,000	3,469
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	2,100	2,491
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,640	1,978
Weatherford Independent School District 0% 2/15/33	6,985	4,184

TOTAL TEXAS		616,787

Utah - 1.2%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (d)	1,600	1,849
5% 7/1/24 (d)	1,750	2,087
5% 7/1/25 (d)	2,000	2,405
5% 7/1/27 (d)	2,585	3,138
5% 7/1/29 (d)	3,030	3,616
5% 7/1/30 (d)	2,250	2,666
5% 7/1/31 (d)	2,400	2,827
5% 7/1/32 (d)	2,800	3,280
5% 7/1/33 (d)	3,200	3,731
5% 7/1/34 (d)	2,800	3,246
5% 7/1/35 (d)	3,200	3,698
5% 7/1/36 (d)	4,300	4,957
5% 7/1/37 (d)	3,450	3,971
5% 7/1/42 (d)	19,710	22,595
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,665

TOTAL UTAH		67,731

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	4,000	4,178
5% 10/15/46	3,700	3,850

TOTAL VERMONT		8,028

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,459
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	635	629
Series 2016:
4% 6/15/37	600	607
5% 6/15/27	1,500	1,756
5% 6/15/30	250	285
5% 6/15/35	2,200	2,432
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,159
5% 1/1/40	1,750	2,008
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	6,000	6,353
5% 1/1/40 (d)	4,200	4,403
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,868
5% 1/1/34	1,500	1,692
5% 1/1/35	1,500	1,686

TOTAL VIRGINIA		31,337

Washington - 2.0%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,964
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	2,035	2,160
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	3,500	4,147
5% 10/1/30 (d)	1,000	1,169
Series 2016:
5% 2/1/26	2,000	2,428
5% 2/1/30	3,650	4,322
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,340	1,504
5% 6/1/22 (d)	1,000	1,143
5% 6/1/24 (d)	1,000	1,143
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,487
5% 12/1/27	2,625	3,022
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,700	3,141
5% 2/1/34	4,165	4,826
Series 2017 D, 5% 2/1/33	3,655	4,353
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	9,100	8,883
Series R-2017 A:
5% 8/1/27	1,635	2,011
5% 8/1/28	1,635	1,994
5% 8/1/30	1,635	1,968
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,266
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	12,503
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,568
Series 2012 A, 5% 10/1/25	5,130	5,938
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,287
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,000	3,336
Series 2015:
5% 1/1/25	2,000	2,369
5% 1/1/27	1,610	1,891
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	2,140	2,418
5% 10/1/28	2,205	2,484
5% 10/1/35	2,270	2,480
5% 10/1/36	2,435	2,654
5% 10/1/40	2,805	3,000

TOTAL WASHINGTON		110,859

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	1,750	1,734
1.9%, tender 4/1/19 (a)	9,125	9,183
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	700	744
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,600	2,760
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,277

TOTAL WEST VIRGINIA		21,698

Wisconsin - 1.2%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (c)	1,110	1,240
5% 5/15/28 (c)	1,025	1,127
5.25% 5/15/37 (c)	325	351
5.25% 5/15/42 (c)	400	429
5.25% 5/15/47 (c)	400	427
5.25% 5/15/52 (c)	750	798
Series 2017 B-1 3.95% 11/15/24 (c)	340	346
Series 2017 B-2, 3.5% 11/15/23 (c)	430	434
Series 2017 B-3, 3% 11/15/22 (c)	595	597
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	5,335	5,428
5% 1/1/42	4,235	4,284
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	5,000	5,706
Series 2014, 4% 5/1/33	3,015	2,929
Series 2016 A:
5% 2/15/28	2,375	2,721
5% 2/15/29	3,080	3,494
5% 2/15/30	3,390	3,811
5% 2/15/42	4,600	4,984
Series 2016, 4% 2/15/38	1,205	1,247
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,577
5.75% 7/1/30	2,655	2,935
Series 2013 B:
5% 7/1/27	1,205	1,362
5% 7/1/36	5,000	5,473
(Children's Hosp. of Wisconsin Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,649
Series 2012:
4% 10/1/23	2,500	2,738
5% 6/1/27	1,925	2,121

TOTAL WISCONSIN		66,208

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,235
TOTAL MUNICIPAL BONDS
(Cost $5,207,220)		5,404,033

Municipal Notes - 0.2%
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $8,600)	8,600	8,600
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Municipal Cash Central Fund, 0.95% (g)(h)
(Cost $50,100)	50,095,000	50,095
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $5,265,920)		5,462,728
NET OTHER ASSETS (LIABILITIES) - 0.5%		28,746
NET ASSETS - 100%		$5,491,474

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,469,000 or 0.3% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,646,000 or 0.0% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,608

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$49
Total	$49

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,412,633	$--	$5,412,633	$--
Money Market Funds	50,095	50,095	--	--
Total Investments in Securities:	$5,462,728	$50,095	$5,412,633	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	30.4%
Transportation	22.7%
Health Care	20.2%
Education	5.6%
Special Tax	5.3%
Electric Utilities	5.0%
Others* (Individually Less Than 5%)	10.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,215,820)	$5,412,633
Fidelity Central Funds (cost $50,100)	50,095
Total Investments (cost $5,265,920)		$5,462,728
Cash		36,311
Receivable for investments sold		2,427
Receivable for fund shares sold		1,596
Interest receivable		65,348
Distributions receivable from Fidelity Central Funds		25
Other receivables		9
Total assets		5,568,444
Liabilities
Payable for investments purchased
Regular delivery	$8,062
Delayed delivery	59,302
Payable for fund shares redeemed	3,004
Distributions payable	4,460
Accrued management fee	1,650
Other affiliated payables	449
Other payables and accrued expenses	43
Total liabilities		76,970
Net Assets		$5,491,474
Net Assets consist of:
Paid in capital		$5,242,239
Undistributed net investment income		60
Accumulated undistributed net realized gain (loss) on investments		52,367
Net unrealized appreciation (depreciation) on investments		196,808
Net Assets, for 419,343 shares outstanding		$5,491,474
Net Asset Value, offering price and redemption price per share ($5,491,474 ÷ 419,343 shares)		$13.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$98,082
Income from Fidelity Central Funds		49
Total income		98,131
Expenses
Management fee	$9,769
Transfer agent fees	2,295
Accounting fees and expenses	339
Custodian fees and expenses	21
Independent trustees' fees and expenses	11
Registration fees	99
Audit	35
Legal	7
Miscellaneous	26
Total expenses before reductions	12,602
Expense reductions	(36)	12,566
Net investment income (loss)		85,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,871
Total net realized gain (loss)		52,871
Change in net unrealized appreciation (depreciation) on investment securities		58,387
Net gain (loss)		111,258
Net increase (decrease) in net assets resulting from operations		$196,823

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,565	$184,568
Net realized gain (loss)	52,871	79,050
Change in net unrealized appreciation (depreciation)	58,387	(262,087)
Net increase (decrease) in net assets resulting from operations	196,823	1,531
Distributions to shareholders from net investment income	(85,367)	(184,374)
Distributions to shareholders from net realized gain	(10,530)	(64,220)
Total distributions	(95,897)	(248,594)
Share transactions
Proceeds from sales of shares	357,372	1,105,644
Reinvestment of distributions	65,065	169,290
Cost of shares redeemed	(509,089)	(1,320,301)
Net increase (decrease) in net assets resulting from share transactions	(86,652)	(45,367)
Redemption fees	–	120
Total increase (decrease) in net assets	14,274	(292,310)
Net Assets
Beginning of period	5,477,200	5,769,510
End of period	$5,491,474	$5,477,200
Other Information
Undistributed net investment income end of period	$60	$–
Distributions in excess of net investment income end of period	$–	$(138)
Shares
Sold	27,550	82,590
Issued in reinvestment of distributions	5,013	12,685
Redeemed	(39,285)	(98,640)
Net increase (decrease)	(6,722)	(3,365)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$13.44	$13.53	$12.68	$13.57	$13.03
Income from Investment Operations
Net investment income (loss)A	.204	.437	.460	.475	.479	.483
Net realized and unrealized gain (loss)	.264	(.428)	(.021)	.851	(.873)	.537
Total from investment operations	.468	.009	.439	1.326	(.394)	1.020
Distributions from net investment income	(.203)	(.437)	(.462)	(.476)	(.478)	(.479)
Distributions from net realized gain	(.025)	(.152)	(.067)	–	(.018)	(.001)
Total distributions	(.228)	(.589)	(.529)	(.476)	(.496)	(.480)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$13.10	$12.86	$13.44	$13.53	$12.68	$13.57
Total ReturnC,D	3.67%	(.01)%	3.31%	10.59%	(2.94)%	7.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.46%	.48%	.47%	.46%	.46%
Expenses net of fee waivers, if any	.47%G	.46%	.48%	.47%	.46%	.46%
Expenses net of all reductions	.47%G	.46%	.48%	.47%	.46%	.46%
Net investment income (loss)	3.17%G	3.22%	3.42%	3.58%	3.65%	3.60%
Supplemental Data
Net assets, end of period (in millions)	$5,491	$5,477	$5,770	$5,745	$5,337	$6,792
Portfolio turnover rateH	32%G	25%	14%	9%	10%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$238,672
Gross unrealized depreciation	(41,819)
Net unrealized appreciation (depreciation) on securities	$196,853
Tax cost	$5,265,875

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $856,539 and $950,426, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

In addition, during the period the investment advisor reimbursed and/or waived a portion of operating expenses in the amount of $17.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.47%	$1,000.00	$1,036.70	$2.37
Hypothetical-C		$1,000.00	$1,022.46	$2.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Money Market Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.5	29.8
Health Care	26.0	26.6
Education	22.1	21.7
Water & Sewer	7.0	7.6
Electric Utilities	4.7	4.7

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	7.4%
AA,A	83.1%
BBB	7.0%
BB and Below	1.1%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	0.5%

As of December 31, 2016
AAA	9.4%
AA,A	85.1%
BBB	4.1%
BB and Below	0.3%
Not Rated	1.2%
Short-Term Investments and Net Other Assets*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
Guam - 1.6%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/21	$2,000,000	$2,242,140
5% 12/1/28	2,500,000	2,813,275
5% 12/1/32	2,500,000	2,751,875
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	950,000	981,768
6.25% 10/1/34 (a)	900,000	1,031,472
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,141,090

TOTAL GUAM		10,961,620

Ohio - 97.9%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,145,700
5% 11/15/23	3,245,000	3,698,327
Series 2016:
5% 11/15/22	1,000,000	1,136,980
5.25% 11/15/34	1,500,000	1,707,870
5.25% 11/15/41	5,295,000	5,957,246
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,500,400
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	7,870,156
Series 2012, 5.25% 2/15/28	8,040,000	9,165,680
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,602,440
5% 2/15/42	3,000,000	3,326,790
5% 2/15/38	240,000	244,637
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,799,040
5% 12/1/29	1,500,000	1,786,575
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,128,530
5% 6/1/44	6,080,000	6,847,174
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,816,239
(UC Health Proj.) 5.5% 11/1/40	2,030,000	2,246,682
Series 2016 X:
5% 5/15/31	3,225,000	3,960,074
5% 5/15/32	3,950,000	4,853,958
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,713,800
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,190,121
Cincinnati Wtr. Sys. Rev.:
Series 2015 A, 5% 12/1/40	3,260,000	3,820,231
Series A, 5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	1,700,000	1,969,076
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,722,334
Series 2015:
5% 12/1/26	1,500,000	1,818,015
5% 12/1/27	2,000,000	2,407,020
5% 12/1/29	1,250,000	1,482,363
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,238,446
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,325,475
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,433,172
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,277,796
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,201,510
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,467,195
Series 2015 A:
5% 12/1/24	3,725,000	4,350,986
5% 12/1/27	1,750,000	2,029,265
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,368,548
5% 11/15/35	1,245,000	1,427,828
5% 11/15/36	450,000	515,012
5% 11/15/45	2,000,000	2,266,820
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,624,891
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,183,270
5% 6/1/25	2,500,000	2,841,675
5% 6/1/26	3,075,000	3,493,846
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	6,092,983
Series 2015 Y:
4% 1/1/28	650,000	714,994
4% 1/1/29	1,040,000	1,133,517
4% 1/1/30	1,000,000	1,078,110
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,685,140
Columbus City School District:
5% 12/1/30	8,255,000	9,863,817
5% 12/1/31	5,000,000	5,948,100
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	10,951,200
Series 2014 A, 4% 2/15/28	5,000,000	5,540,900
Columbus Metropolitan Library Facility Series 2012 1:
5% 12/1/23	530,000	595,248
5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	470,000	528,031
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,683,470
5% 12/1/25	765,000	858,636
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,009,455
5% 2/15/27	1,700,000	1,957,414
5% 2/15/28	2,385,000	2,699,629
5% 2/15/30	3,000,000	3,343,650
5% 2/15/31	1,500,000	1,662,825
5% 2/15/32	1,450,000	1,598,727
Dayton Gen. Oblig.:
4% 12/1/22	750,000	812,483
4% 12/1/25	1,540,000	1,652,374
Dublin Gen. Oblig.:
4% 12/1/27	500,000	570,340
4% 12/1/28	395,000	447,002
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,319,350
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,368,497
4% 12/1/23	1,395,000	1,559,945
4% 12/1/24	1,490,000	1,660,456
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,723,550
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,503,963
5% 12/1/26	3,045,000	3,649,737
5% 12/1/32	5,920,000	6,944,989
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	2,000,000	2,251,260
Series 2016 C:
4% 11/1/40	3,000,000	3,080,880
5% 11/1/33	2,610,000	3,046,183
5% 11/1/34	2,155,000	2,499,261
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,099,398
5% 12/1/27	1,165,000	1,414,986
5% 12/1/30	1,130,000	1,348,553
5% 12/1/31	600,000	712,536
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	660,000	760,492
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	340,000	392,238
5% 12/1/24	1,185,000	1,364,871
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	615,000	709,489
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,538,385
5% 12/1/26	1,500,000	1,810,470
5% 12/1/28	1,550,000	1,844,965
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,141,330
5% 12/1/27	3,825,000	4,343,823
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,450,090
5.25% 6/1/27	3,000,000	3,417,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,479,897
5% 1/1/36	2,800,000	2,995,636
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,960,250
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,700,875
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,675,290
6.25% 12/1/34	4,100,000	4,691,220
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	356,085
5% 5/1/28	415,000	440,195
5% 5/1/29	85,000	90,081
5% 5/1/30	95,000	100,591
Series 2012 A:
5% 5/1/24	1,385,000	1,585,243
5% 5/1/25	1,500,000	1,715,370
5% 5/1/26	1,600,000	1,828,144
Series 2016:
5% 5/1/29	2,000,000	2,374,320
5% 5/1/30	1,000,000	1,178,540
Kettering City School District Series 2017:
5% 12/1/21	1,775,000	2,039,528
5% 12/1/23	1,255,000	1,500,177
5% 12/1/25	1,080,000	1,325,689
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5% 8/15/17	1,000,000	1,004,230
Series 2015:
5% 8/15/27	770,000	895,733
5% 8/15/45	11,000,000	12,066,115
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,561,144
5% 12/1/27	3,215,000	3,824,371
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,303,260
5% 10/1/49	3,000,000	3,296,220
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,132,379
Series 2011 A, 6.5% 11/15/37	2,800,000	3,346,588
Series 2011 D:
5% 11/15/22	1,000,000	1,139,850
5% 11/15/25	5,000,000	5,667,700
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,871,670
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,364,213
Miamisburg City School District Series 2016:
4% 12/1/32	510,000	546,837
5% 12/1/28	500,000	601,335
5% 12/1/29	300,000	358,023
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,254,310
Series 2012 A, 5% 8/1/47	5,725,000	6,217,522
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	513,915
5% 12/1/28	1,400,000	1,672,818
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,634,050
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	3,700,000	3,853,883
5% 2/15/48	3,495,000	3,633,262
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	781,701
5% 12/1/27	220,000	257,888
5% 12/1/28	365,000	426,667
5% 12/1/29	500,000	583,825
5% 12/1/30	750,000	873,788
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,127,818
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,431,650
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,367,370
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,712,295
Ohio Gen. Oblig.:
Series 2012 A:
5% 2/1/26	1,000,000	1,141,060
5% 2/1/27	5,000,000	5,701,050
Series 2014 C, 4% 3/1/25	7,650,000	8,533,116
Series 2015 C, 5% 11/1/28	5,955,000	7,165,592
Series 2016 A, 5% 2/1/31	4,255,000	5,006,263
Series Q, 5% 4/1/25	1,845,000	2,122,137
Ohio Higher Edl. Facility Commission Rev.:
( Denison Univ., Proj.) Series 2017 B, 5% 11/1/21 (b)	1,000,000	1,142,490
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	1,610,000	1,743,453
Series 2016:
5% 12/1/23	1,895,000	2,252,568
5% 12/1/40	2,000,000	2,281,560
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,722,488
5% 11/1/29	1,250,000	1,460,025
5% 11/1/30	2,285,000	2,656,655
(Denison Univ., Proj.) Series 2017 B:
5% 11/1/18 (b)	2,620,000	2,742,197
5% 11/1/19 (b)	1,255,000	1,356,743
5% 11/1/20 (b)	1,395,000	1,554,462
5% 11/1/22 (b)	1,000,000	1,167,740
5% 11/1/23 (b)	1,000,000	1,187,130
5% 11/1/24 (b)	650,000	781,619
5% 11/1/26 (b)	1,505,000	1,827,205
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	958,099
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,596,150
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,488,680
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,719,075
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,278,650
Series 2013:
5% 12/1/23	540,000	622,264
5% 12/1/24	585,000	673,791
5% 12/1/25	1,000,000	1,151,230
5% 12/1/26	1,195,000	1,375,063
5% 12/1/27	2,300,000	2,645,299
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,152,740
5% 5/1/28	1,000,000	1,136,200
5% 5/1/29	855,000	965,098
5% 5/1/31	1,005,000	1,124,062
Ohio Hosp. Facilities Rev. Series 2011 A, 5% 1/1/32	3,500,000	3,873,030
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,677,200
5% 1/15/41	5,000,000	5,560,350
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,331,120
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,182,560
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/28	1,750,000	2,144,590
5% 4/1/29	2,535,000	3,084,461
5% 4/1/30	2,250,000	2,716,065
5% 4/1/31	2,000,000	2,400,920
5% 4/1/33	1,850,000	2,198,133
5% 4/1/35	2,395,000	2,823,322
Ohio State Univ. Gen. Receipts:
Series 2010 D, 5% 12/1/31	1,365,000	1,735,666
Series 2012 A, 5% 6/1/24	1,690,000	2,043,193
Series 2013 A:
5% 6/1/28	2,000,000	2,330,040
5% 6/1/38	3,500,000	3,973,235
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,545,800
Series 2010 A, 5% 2/15/31	5,475,000	5,935,448
Ohio Univ. Gen. Receipts Athens Series 2013:
5% 12/1/23	1,000,000	1,164,590
5% 12/1/24	5,075,000	5,890,400
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,239,051
Series 2016:
5% 12/1/35	5,500,000	6,524,045
5% 12/1/36	5,000,000	5,917,300
5% 12/1/37	3,500,000	4,135,775
Olentangy Local School District:
5% 12/1/30	1,500,000	1,801,470
5% 12/1/32	1,275,000	1,515,197
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,590,440
0% 12/1/41	4,000,000	1,521,680
5% 12/1/39	2,750,000	3,157,853
Reynoldsburg City School District 4% 12/1/30	4,625,000	4,958,231
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,600,000	2,770,456
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,904,767
5% 2/15/30	2,145,000	2,480,607
5% 2/15/32	1,625,000	1,859,293
5% 2/15/33	1,460,000	1,663,407
5% 2/15/34	1,000,000	1,134,720
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,286,880
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,111,765
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	495,000	513,157
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,805,204
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	534,998
5% 1/1/24	955,000	1,127,826
5% 1/1/25	1,025,000	1,223,655
5% 1/1/33	7,430,000	8,517,232
5% 1/1/37	6,000,000	6,807,540
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,217,980
Series 2012 A:
5% 6/1/22	2,000,000	2,328,640
5% 6/1/23	2,000,000	2,337,920
Series 2012 C:
4% 6/1/28	2,000,000	2,160,160
5% 6/1/24	1,230,000	1,456,812
Series 2013 A:
5% 6/1/33	4,085,000	4,683,167
5% 6/1/34	5,130,000	5,856,870
Series 2016 A:
5% 6/1/32	745,000	874,623
5% 6/1/33	800,000	935,072
5% 6/1/34	585,000	680,770
Series 2016 C, 5% 6/1/41	2,585,000	2,970,992
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,551,960
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,830,190
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,926,490

TOTAL OHIO		650,663,768

TOTAL MUNICIPAL BONDS
(Cost $636,362,796)		661,625,388

Municipal Notes - 0.6%
Ohio - 0.6%
Montgomery County Hosp. Rev. Series 2016 F, 0.92% 7/3/17, LOC Barclays Bank PLC, VRDN (c)
(Cost $4,000,000)	4,000,000	4,000,000
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $640,362,796)		665,625,388
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(805,059)
NET ASSETS - 100%		$664,820,329

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	29.5%
Health Care	26.0%
Education	22.1%
Water & Sewer	7.0%
Others* (Individually Less Than 5%)	15.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $640,362,796)		$665,625,388
Cash		6,238,136
Receivable for fund shares sold		181,785
Interest receivable		5,592,131
Other receivables		741
Total assets		677,638,181
Liabilities
Payable for investments purchased on a delayed delivery basis	$11,626,226
Payable for fund shares redeemed	323,058
Distributions payable	584,598
Accrued management fee	199,245
Other affiliated payables	58,296
Other payables and accrued expenses	26,429
Total liabilities		12,817,852
Net Assets		$664,820,329
Net Assets consist of:
Paid in capital		$637,753,821
Undistributed net investment income		87,718
Accumulated undistributed net realized gain (loss) on investments		1,716,198
Net unrealized appreciation (depreciation) on investments		25,262,592
Net Assets, for 54,689,752 shares outstanding		$664,820,329
Net Asset Value, offering price and redemption price per share ($664,820,329 ÷ 54,689,752 shares)		$12.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$10,648,297
Expenses
Management fee	$1,177,039
Transfer agent fees	270,814
Accounting fees and expenses	76,942
Custodian fees and expenses	2,532
Independent trustees' fees and expenses	1,258
Registration fees	15,317
Audit	26,452
Legal	899
Miscellaneous	3,331
Total expenses before reductions	1,574,584
Expense reductions	(3,780)	1,570,804
Net investment income (loss)		9,077,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,830,193
Total net realized gain (loss)		1,830,193
Change in net unrealized appreciation (depreciation) on investment securities		12,718,833
Net gain (loss)		14,549,026
Net increase (decrease) in net assets resulting from operations		$23,626,519

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,077,493	$18,741,383
Net realized gain (loss)	1,830,193	5,155,783
Change in net unrealized appreciation (depreciation)	12,718,833	(23,822,930)
Net increase (decrease) in net assets resulting from operations	23,626,519	74,236
Distributions to shareholders from net investment income	(9,077,307)	(18,738,970)
Distributions to shareholders from net realized gain	(1,371,991)	(4,034,669)
Total distributions	(10,449,298)	(22,773,639)
Share transactions
Proceeds from sales of shares	40,961,071	149,144,309
Reinvestment of distributions	6,339,047	13,900,966
Cost of shares redeemed	(52,761,682)	(119,510,180)
Net increase (decrease) in net assets resulting from share transactions	(5,461,564)	43,535,095
Redemption fees	–	8,229
Total increase (decrease) in net assets	7,715,657	20,843,921
Net Assets
Beginning of period	657,104,672	636,260,751
End of period	$664,820,329	$657,104,672
Other Information
Undistributed net investment income end of period	$87,718	$87,532
Shares
Sold	3,405,646	12,005,716
Issued in reinvestment of distributions	527,372	1,127,125
Redeemed	(4,397,841)	(9,765,492)
Net increase (decrease)	(464,823)	3,367,349

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$12.29	$12.26	$11.48	$12.39	$12.01
Income from Investment Operations
Net investment income (loss)A	.166	.339	.363	.384	.392	.421
Net realized and unrealized gain (loss)	.275	(.308)	.147	.780	(.779)	.426
Total from investment operations	.441	.031	.510	1.164	(.387)	.847
Distributions from net investment income	(.166)	(.339)	(.363)	(.384)	(.392)	(.420)
Distributions from net realized gain	(.025)	(.072)	(.117)	–	(.131)	(.047)
Total distributions	(.191)	(.411)	(.480)	(.384)	(.523)	(.467)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$12.16	$11.91	$12.29	$12.26	$11.48	$12.39
Total ReturnC,D	3.73%	.19%	4.24%	10.26%	(3.16)%	7.14%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.48%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.79%F	2.72%	2.97%	3.20%	3.28%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$664,820	$657,105	$636,261	$598,694	$535,347	$647,324
Portfolio turnover rate	19%F	17%	17%	7%	17%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/17	% of fund's investments 12/31/16	% of fund's investments 6/30/16
1 - 7	72.7	68.3	68.1
8 - 30	6.4	5.2	6.5
31 - 60	2.2	2.9	3.0
61 - 90	5.2	4.9	7.6
91 - 180	4.9	10.9	4.1
> 180	8.6	7.8	10.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Variable Rate Demand Notes (VRDNs)	48.1%
Tender Option Bond	13.7%
Other Municipal Security	26.6%
Investment Companies	10.0%
Net Other Assets (Liabilities)	1.6%

As of December 31, 2016
Variable Rate Demand Notes (VRDNs)	52.3%
Tender Option Bond	9.0%
Other Municipal Security	32.1%
Investment Companies	5.3%
Net Other Assets (Liabilities)	1.3%

Current And Historical 7-Day Yields

	6/30/17	3/31/17	12/31/16	9/30/16	6/30/16
Fidelity® Ohio Municipal Money Market Fund	0.45%	0.39%	0.29%	0.30%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Ohio Municipal Money Market Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.1%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 7/7/17, VRDN (a)(b)	$700,000	$700,000
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.1% 7/7/17, VRDN (a)(b)	400,000	400,000
Series 2002, 1.12% 7/7/17, VRDN (a)(b)	2,600,000	2,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.08% 7/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,100,000	2,100,000
		5,100,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.18% 7/3/17, VRDN (a)(b)	300,000	300,000
Series 1993 C, 1.09% 7/7/17, VRDN (b)	200,000	200,000
Series 1994, 1.18% 7/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1.03% 7/7/17, VRDN (a)(b)	200,000	200,000
		900,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.1% 7/7/17, VRDN (a)(b)	600,000	600,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 7/7/17, VRDN (b)	300,000	300,000
Series I, 1.05% 7/7/17, VRDN (b)	100,000	100,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.05% 7/7/17, VRDN (b)	400,000	400,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 7/7/17, VRDN (a)(b)	700,000	700,000
Ohio - 45.8%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.94% 7/7/17, VRDN (b)	34,500,000	34,500,000
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.9% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,975,000	5,975,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.98% 7/7/17, LOC Northern Trust Co., VRDN (b)	15,855,000	15,855,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	2,710,000	2,710,000
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.94% 7/7/17, LOC Comerica Bank, VRDN (b)	4,800,000	4,800,000
Greene County Hosp. Facilities Rev. Series A, 0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	5,900,000	5,900,000
Hamilton County HealthCare Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.92% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,715,000	3,715,000
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	14,600,000	14,600,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.98% 7/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,355,000	11,355,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.04% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,295,000	1,295,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.91% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,330,000	2,330,000
Middletown Hosp. Facilities Rev. Series 2008 A, 0.93% 7/7/17, LOC PNC Bank NA, VRDN (b)	23,785,000	23,785,000
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2009 D, 0.94% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,350,000	18,350,000
(TimkenSteel Proj.) Series 2003, 0.94% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	4,800,000	4,800,000
Ohio Gen. Oblig.:
(Infrastructure Impt. Proj.) Series 2003 D, 0.94% 7/7/17, VRDN (b)	13,585,000	13,585,000
0.94% 7/7/17, VRDN (b)	1,330,000	1,330,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series B, 0.96% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,895,000	3,895,000
Series F, 0.97% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	7,010,000	7,010,000
Series 2004 D, 0.98% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,165,000	3,165,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pedcor Invts. Willow Lake Apts. Proj.) Series B, 1.1% 7/7/17, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	165,000	165,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 0.97% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	13,890,000	13,890,000
Series 2016 H, 0.97% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,500,000	15,500,000
Series 2016 I, 0.97% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.92% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
		224,060,000
Texas - 0.0%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.05% 7/7/17 (Total SA Guaranteed), VRDN (a)(b)	200,000	200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 7/7/17, VRDN (a)(b)	1,000,000	1,000,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.2% 7/7/17, VRDN (a)(b)	1,100,000	1,100,000
		2,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $235,160,000)		235,160,000

Tender Option Bond - 13.7%
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	200,000	200,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	100,000	100,000
		300,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 8/11/17 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	900,000	900,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	400,000	400,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	200,000	200,000
Ohio - 13.1%
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,330,000	3,330,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 0.95% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,000,000	4,000,000
Series 16 XL0004, 0.95% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	5,800,000	5,800,000
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.06%, tender 9/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	6,000,000	6,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.13% 8/11/17 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,400,000	5,400,000
Series XG 00 69, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	3,750,000	3,750,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,250,000	6,250,000
Series 2015 XF0105, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	13,400,000	13,400,000
Series 2016 ZF0355, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,805,000	9,805,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters XF 24 38, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	2,000,000	2,000,000
		64,215,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.06% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	675,000	675,000
TOTAL TENDER OPTION BOND
(Cost $66,990,000)		66,990,000

Other Municipal Security - 26.6%
Georgia - 0.8%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	2,580,000	2,580,000
Series 2010 A2, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	1,400,000	1,400,000
		3,980,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.97% tender 7/5/17, CP mode	400,000	400,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
1% tender 7/13/17, CP mode	900,000	900,000
1.05% tender 7/24/17, CP mode	400,000	400,000
		1,300,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B:
1.07% tender 7/20/17, CP mode	400,000	400,000
1.07% tender 8/2/17, CP mode	700,000	700,000
Series 1990 A:
1.05% tender 7/17/17, CP mode (a)	1,100,000	1,100,000
1.1% tender 7/24/17, CP mode (a)	400,000	400,000
Series A1, 1.08% tender 7/6/17, CP mode (a)	1,100,000	1,100,000
		3,700,000
Ohio - 24.5%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	11,400,000	11,426,370
Avon Gen. Oblig. BAN Series 2017 A, 2% 9/21/17	5,800,000	5,810,206
Bay Village Gen. Oblig. BAN Series 2017, 2.25% 6/8/18	4,360,500	4,397,558
Berea BAN Series 2017, 2% 3/15/18	4,050,900	4,072,007
Berea Ohio City School District Bonds Series 2017, 3% 12/1/17	940,000	947,984
Canal Fulton BAN Series 2017, 2.125% 2/2/18 (Ohio Gen. Oblig. Guaranteed)	1,730,000	1,739,301
Deer Park School District BAN:
Series 2016, 2.5% 7/13/17	5,000,000	5,002,214
Series 2017, 2% 7/13/17	3,750,000	3,751,281
Deerfield Township BD Anticipation BAN Series 2016, 1.2% 10/26/17	1,600,000	1,600,000
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	4,000,000	4,021,863
Fairborn Gen. Oblig. BAN Series 2017, 2% 3/22/18	5,186,518	5,216,160
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (b)	1,985,000	1,987,365
Franklin County Rev. Bonds Series 2013 OH, 0.95%, tender 9/1/17 (b)	5,000,000	5,000,000
Highland Heights Gen. Oblig. BAN Series 2017, 1.75% 6/14/18	1,000,000	1,004,796
Huber Heights BAN Series 2016, 2.75% 12/12/17	2,000,000	2,011,507
Independence Gen. Oblig. BAN:
Series 2016 2, 2% 12/6/17	1,500,000	1,505,454
Series 2017, 2% 12/6/17	1,600,000	1,605,801
Lima Gen. Oblig. BAN Series 2017, 2% 3/14/18 (Ohio Gen. Oblig. Guaranteed)	2,365,000	2,379,753
Logan County Gen. Oblig. BAN:
Series 2016, 2% 12/20/17	2,300,000	2,305,445
Series 2017, 2% 4/18/18	2,300,000	2,311,750
Maple Heights City Scd BAN Series 2017, 2.25% 3/29/18 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,006,957
Marysville Gen. Oblig. BAN Series 2016, 1.375% 8/24/17	1,750,000	1,751,218
Mason Gen. Oblig. BAN Series 2016, 2.5% 5/22/18	1,000,000	1,010,545
Mentor Gen. Oblig. BAN Series 2017, 2.25% 1/26/18	5,300,000	5,329,002
Miamisburg Gen. Oblig. BAN Series 2017, 2% 6/28/18	4,100,000	4,130,907
Obetz BAN Series 2017, 2% 2/13/18	1,200,000	1,205,005
Ohio Bldg. Auth. Bonds (Adult Correctional Bldg. Fund Proj.) Series 2011 B, 5% 10/1/17	1,500,000	1,515,220
Ohio Higher Edl. Facility Commission Rev. Bonds (the Cleveland Clinic Foundation Proj.):
0.95% tender 7/6/17, CP mode	5,400,000	5,400,000
0.96% tender 7/13/17, CP mode	5,300,000	5,300,000
0.96% tender 7/13/17, CP mode	1,700,000	1,700,000
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.95% tender 9/7/17, CP mode	5,000,000	5,000,000
Vandalia Gen. Oblig. BAN Series 2016 1.75% 9/7/17	3,000,000	3,004,147
Walton Hills BD Anticipation BAN Series 2016, 2% 11/29/17 (Ohio Gen. Oblig. Guaranteed)	860,000	862,989
Warren County Gen. Oblig. BAN Series 2016, 1.75% 8/24/17	2,000,000	2,002,638
Wayne County Ohio BD BAN Series 2017, 2% 6/27/18	3,500,000	3,523,574
Winton Woods City School District BAN:
Series 2016, 2.5% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	3,000,000	3,002,872
Series 2017, 1.75% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	5,775,000	5,778,296
		119,620,185
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2017, 1.07% tender 7/12/17, CP mode (a)	600,000	600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 7/24/17, CP mode (a)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $130,100,185)		130,100,185
	Shares	Value

Investment Company - 10.0%
Fidelity Municipal Cash Central Fund, 0.95% (e)(f)
(Cost $48,855,739)	48,855,739	48,855,739
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $481,105,924)		481,105,924
NET OTHER ASSETS (LIABILITIES) - 1.6%		7,742,475
NET ASSETS - 100%		$488,848,399

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,300,000 or 1.3% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$190,448
Total	$190,448

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $432,250,185)	$432,250,185
Fidelity Central Funds (cost $48,855,739)	48,855,739
Total Investments (cost $481,105,924)		$481,105,924
Cash		2,505
Receivable for investments sold		7,600,000
Receivable for fund shares sold		183,417
Interest receivable		1,286,739
Distributions receivable from Fidelity Central Funds		40,386
Receivable from investment adviser for expense reductions		872
Other receivables		6
Total assets		490,219,849
Liabilities
Payable for fund shares redeemed	$1,135,550
Distributions payable	4,814
Accrued management fee	148,049
Other affiliated payables	63,136
Other payables and accrued expenses	19,901
Total liabilities		1,371,450
Net Assets		$488,848,399
Net Assets consist of:
Paid in capital		$488,867,013
Undistributed net investment income		142
Accumulated undistributed net realized gain (loss) on investments		(18,756)
Net Assets, for 488,304,841 shares outstanding		$488,848,399
Net Asset Value, offering price and redemption price per share ($488,848,399 ÷ 488,304,841 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$2,054,354
Income from Fidelity Central Funds		190,448
Total income		2,244,802
Expenses
Management fee	$956,190
Transfer agent fees	361,122
Accounting fees and expenses	40,264
Custodian fees and expenses	2,117
Independent trustees' fees and expenses	1,036
Registration fees	22,774
Audit	19,347
Legal	1,075
Miscellaneous	3,414
Total expenses before reductions	1,407,339
Expense reductions	(3,018)	1,404,321
Net investment income (loss)		840,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,461)
Fidelity Central Funds	1,929
Total net realized gain (loss)		(6,532)
Net increase in net assets resulting from operations		$833,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$840,481	$551,519
Net realized gain (loss)	(6,532)	52,127
Net increase in net assets resulting from operations	833,949	603,646
Distributions to shareholders from net investment income	(840,339)	(550,885)
Distributions to shareholders from net realized gain	(56,345)	(43,302)
Total distributions	(896,684)	(594,187)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	14,308,666	843,212,970
Reinvestment of distributions	869,799	573,677
Cost of shares redeemed	(111,904,789)	(1,508,704,946)
Net increase (decrease) in net assets and shares resulting from share transactions	(96,726,324)	(664,918,299)
Total increase (decrease) in net assets	(96,789,059)	(664,908,840)
Net Assets
Beginning of period	585,637,458	1,250,546,298
End of period	$488,848,399	$585,637,458
Other Information
Undistributed net investment income end of period	$142	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	–A	–A	–A	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.17%	.09%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.52%	.52%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.53%F	.37%	.07%	.08%	.12%	.19%
Expenses net of all reductions	.53%F	.36%	.07%	.08%	.12%	.19%
Net investment income (loss)	.32%F	.07%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$488,848	$585,637	$1,250,546	$1,336,936	$1,332,321	$1,342,387

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures contracts.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Ohio Municipal Income Fund	$640,362,735	$28,308,829	$(3,046,176)	$25,262,653
Fidelity Ohio Municipal Money Market Fund	481,105,924	–	–	–

At period end, certain of the Funds were required to defer losses on futures contracts. Loss deferrals were as follows:

Futures contracts
Fidelity Ohio Municipal Income Fund	$55,844

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $62,711,991 and $70,411,519, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$1,144

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$1,796
Fidelity Ohio Municipal Money Market Fund	347

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$1,984
Fidelity Ohio Municipal Money Market Fund	2,671

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Fidelity Ohio Municipal Income Fund	.48%
Actual		$1,000.00	$1,037.30	$2.42
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Fidelity Ohio Municipal Money Market Fund	.53%
Actual		$1,000.00	$1,001.70	$2.63
Hypothetical-C		$1,000.00	$1,022.17	$2.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Money Market Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.1	29.8
General Obligations	25.4	27.0
Escrowed/Pre-Refunded	13.2	8.2
Education	13.1	12.3
Water & Sewer	6.9	7.0

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	0.1%
AA,A	82.1%
BBB	12.0%
BB and Below	1.2%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	2.4%

As of December 31, 2016
AA,A	81.9%
BBB	12.2%
BB and Below	1.2%
Not Rated	2.5%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$604,032
6.25% 10/1/34 (a)	700,000	802,256
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,018,377

TOTAL GUAM		2,424,665

Pennsylvania - 95.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,100,120
Allegheny County Series C:
5% 12/1/28	1,000,000	1,175,360
5% 12/1/30	1,365,000	1,588,273
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,527,725
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,861,382
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2017, 5% 8/1/29 (b)	2,700,000	3,311,820
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,321,469
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,582,478
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,935,143
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,076,430
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,104,500
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28 (Pre-Refunded to 6/15/18 @ 100)	250,000	259,565
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,153,476
Series 2015 A:
5% 7/1/26	500,000	579,005
5% 7/1/27	490,000	563,260
5% 7/1/28	540,000	614,957
5% 7/1/29	710,000	802,101
5% 7/1/30	685,000	767,186
5% 7/1/35	1,885,000	2,053,085
5% 7/1/39	6,675,000	7,222,283
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,215,380
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,478,600
Series 2016 A:
4% 11/15/32	350,000	362,831
4% 11/15/34	250,000	256,973
4% 11/15/35	200,000	204,996
5% 11/15/28	840,000	966,034
5% 11/15/29	825,000	942,876
5% 11/15/30	685,000	778,544
5% 11/15/46	6,605,000	7,257,046
Series 2016 B:
4% 11/15/40	600,000	609,360
4% 11/15/47	3,605,000	3,640,617
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	913,144
5% 6/1/25	1,175,000	1,339,994
5% 6/1/26	1,250,000	1,424,275
5% 6/1/42	12,000,000	13,103,513
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,704,102
5% 11/1/42	3,000,000	3,320,850
Series 2016:
5% 5/1/30	1,000,000	1,163,190
5% 5/1/31	500,000	578,225
5% 5/1/32	750,000	862,943
5% 5/1/33	2,210,000	2,531,754
5% 5/1/34	1,000,000	1,140,620
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,449,420
5% 6/1/35	1,000,000	1,133,490
5% 6/1/36	500,000	563,575
5% 6/1/42	7,410,000	8,021,029
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31 (Pre-Refunded to 11/15/20 @ 100)	4,090,000	4,597,119
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31 (Pre-Refunded to 12/1/19 @ 100)	2,450,000	2,687,356
Series 2012:
5% 8/1/21	350,000	395,077
5% 8/1/22	300,000	345,525
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A, 5% 7/1/27	2,500,000	2,744,800
Series 2016 A, 5% 7/1/46	3,500,000	3,772,965
East Stroudsburg Area School District:
Series 2014 A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	225,000	227,347
Series 2015 A:
7.5% 9/1/22	115,000	116,156
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	885,000	893,823
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,884,475
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	558,205
5% 8/1/31	3,080,000	3,566,424
5% 8/1/34	1,000,000	1,149,390
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,932,026
5.375% 7/1/42	2,130,000	2,287,961
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,053,380
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	692,582
6% 6/1/39	1,625,000	1,795,203
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,170,500
5% 8/15/33	1,000,000	1,159,200
5% 8/15/34	1,000,000	1,154,030
5% 8/15/36	1,000,000	1,148,030
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,000,000	4,557,520
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (c)	4,745,000	4,744,620
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,899,108
5% 4/1/44	1,295,000	1,470,447
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,726,400
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,772,930
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32 (Pre-Refunded to 1/1/22 @ 100)	1,400,000	1,618,400
5% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	3,240,000	3,745,440
Series 2016, 5% 7/1/33	3,675,000	4,099,867
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,836,930
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A:
5% 6/1/23	3,850,000	4,415,835
5% 6/1/24	1,500,000	1,713,645
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	193,171
5% 10/1/20	215,000	234,683
5% 10/1/21	245,000	272,805
5% 10/1/22	275,000	311,421
5% 10/1/23	305,000	349,713
5% 10/1/24	335,000	387,709
5% 10/1/25	750,000	850,013
5% 10/1/26	1,000,000	1,121,580
5% 10/1/27	1,000,000	1,112,670
Series 2016 A, 5% 10/1/40	4,000,000	4,290,120
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,560,650
5% 12/1/35	1,000,000	1,181,500
5% 12/1/36	2,660,000	3,135,262
5% 12/1/37	1,515,000	1,782,837
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,132,470
5% 4/1/42	1,000,000	1,131,690
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,513,452
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,971,466
5% 3/1/25	3,255,000	3,663,568
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27 (Pre-Refunded to 5/15/18 @ 100)	805,000	832,797
Second Series 2009, 5% 4/15/25 (Pre-Refunded to 4/15/19 @ 100)	500,000	534,265
Series 2012, 5% 6/1/25	10,000,000	11,500,100
Series 2013, 5% 10/15/27	2,255,000	2,638,959
Series 2015 1, 5% 3/15/31	7,000,000	8,048,250
Series 2015, 5% 3/15/33	2,880,000	3,275,021
Series 2016, 5% 9/15/29	7,000,000	8,227,730
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	256,338
5% 3/1/20	300,000	326,382
5% 3/1/22	275,000	313,442
5% 3/1/23	585,000	670,814
5% 3/1/42	3,950,000	4,342,235
First Series 2012:
5% 4/1/20	750,000	823,703
5% 4/1/21	500,000	562,565
5% 4/1/22	600,000	689,718
5% 4/1/23	800,000	911,408
5% 4/1/24	1,100,000	1,251,580
Series 2010 E, 5% 5/15/31	2,500,000	2,708,025
Series 2010, 5% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,150,000	1,284,412
Series 2011 A, 5% 9/1/41 (Pre-Refunded to 3/1/21 @ 100)	2,000,000	2,270,020
Series 2016:
5% 5/1/33	1,300,000	1,483,885
5% 5/1/34	2,500,000	2,841,250
5% 5/1/35	2,000,000	2,266,420
Series AT-1 5% 6/15/31	10,000,000	11,592,200
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,471,988
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,466,425
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,459,050
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,167,833
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,651,781
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,767,021
Series 2015 A:
5% 9/1/30	1,100,000	1,307,009
5% 9/1/31	1,415,000	1,674,412
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2, 0% 12/1/38 (d)	2,500,000	2,628,300
Series 2014 A, 5% 12/1/31	865,000	990,174
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	4,366,450
Series 2016 A1, 5% 12/1/46	5,000,000	5,593,650
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Seventh Series, 5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	5,245,000	5,295,509
Series 1998 A:
5.25% 8/1/17	1,205,000	1,208,591
5.25% 8/1/17	2,350,000	2,357,168
Series 9, 5.25% 8/1/40	5,300,000	5,710,061
5% 8/1/29	2,000,000	2,314,240
5% 8/1/30	1,500,000	1,723,995
5% 8/1/31	1,100,000	1,255,771
5% 10/1/33	1,500,000	1,716,930
5% 10/1/34	500,000	567,175
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	4,000,000	4,240,920
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,444,240
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,772,800
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,110,070
5% 4/15/25	2,230,000	2,499,652
Series 2015 A, 5% 4/15/29	3,000,000	3,422,130
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,325,240
Series 2016 F, 5% 9/1/34	4,000,000	4,332,560
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,346,760
Series 2011 A, 5% 1/1/41	2,715,000	2,959,214
Series 2015 B, 5% 7/1/30	3,500,000	4,074,805
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,569,185
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,318,900
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	678,765
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,519,960
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,182,394
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,344,736
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,149,360
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,537,320
Series 2014 A, 5% 9/1/23	1,000,000	1,169,120
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	946,516
5% 9/1/20 (FSA Insured)	1,050,000	1,166,162
5% 9/1/21 (FSA Insured)	730,000	832,799
5% 9/1/22 (FSA Insured)	885,000	1,032,291
5% 9/1/23 (FSA Insured)	1,085,000	1,288,427
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,116,880
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,010,000	1,027,301
5% 12/1/25	1,285,000	1,487,002
5% 12/1/27	1,480,000	1,691,285
5% 12/1/29	1,000,000	1,130,890
6% 6/1/25	1,080,000	1,127,390
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,483,502
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,029,700
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,833,522
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,032,970
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34 (Pre-Refunded to 9/15/19 @ 100)	2,000,000	2,177,840
Series 2007 B, 5.25% 9/15/28 (Pre-Refunded to 9/15/19 @ 100)	2,500,000	2,722,300
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,434,238
5% 4/1/26 (FSA Insured)	1,000,000	1,161,000
5% 4/1/28 (FSA Insured)	1,390,000	1,597,027
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28 (Pre-Refunded to 1/1/22 @ 100)	7,375,000	8,862,906
Series 2011 B, 5.75% 1/1/41	1,500,000	1,736,715
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,058,330
5% 7/1/25	4,465,000	4,879,932
5.25% 7/1/20	1,000,000	1,091,920
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,834,800
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,370,400
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,910,851

TOTAL PENNSYLVANIA		445,100,574

Pennsylvania, New Jersey - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	582,200
5% 7/1/23	1,000,000	1,155,050
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,784,445

TOTAL PENNSYLVANIA, NEW JERSEY		5,521,695

TOTAL MUNICIPAL BONDS
(Cost $436,782,387)		453,046,934
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $436,782,387)		453,046,934
NET OTHER ASSETS (LIABILITIES) - 2.4%		11,378,332
NET ASSETS - 100%		$464,425,266

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	26.1%
General Obligations	25.4%
Escrowed/Pre-Refunded	13.2%
Education	13.1%
Water & Sewer	6.9%
Transportation	5.6%
Electric Utilities	5.5%
Others* (Individually Less Than 5%)	4.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $436,782,387)		$453,046,934
Cash		9,864,443
Receivable for fund shares sold		652,493
Interest receivable		5,057,777
Other receivables		831
Total assets		468,622,478
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,352,563
Payable for fund shares redeemed	263,583
Distributions payable	375,254
Accrued management fee	138,992
Other affiliated payables	40,878
Other payables and accrued expenses	25,942
Total liabilities		4,197,212
Net Assets		$464,425,266
Net Assets consist of:
Paid in capital		$447,808,286
Distributions in excess of net investment income		(14,376)
Accumulated undistributed net realized gain (loss) on investments		366,809
Net unrealized appreciation (depreciation) on investments		16,264,547
Net Assets, for 41,673,184 shares outstanding		$464,425,266
Net Asset Value, offering price and redemption price per share ($464,425,266 ÷ 41,673,184 shares)		$11.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$7,898,399
Expenses
Management fee	$820,766
Transfer agent fees	180,901
Accounting fees and expenses	59,267
Custodian fees and expenses	1,666
Independent trustees' fees and expenses	875
Registration fees	20,723
Audit	26,452
Legal	1,287
Miscellaneous	1,858
Total expenses before reductions	1,113,795
Expense reductions	(3,066)	1,110,729
Net investment income (loss)		6,787,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	448,535
Total net realized gain (loss)		448,535
Change in net unrealized appreciation (depreciation) on investment securities		7,757,716
Net gain (loss)		8,206,251
Net increase (decrease) in net assets resulting from operations		$14,993,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,787,670	$14,452,938
Net realized gain (loss)	448,535	2,987,617
Change in net unrealized appreciation (depreciation)	7,757,716	(16,294,175)
Net increase (decrease) in net assets resulting from operations	14,993,921	1,146,380
Distributions to shareholders from net investment income	(6,786,278)	(14,451,215)
Distributions to shareholders from net realized gain	(1,118,617)	(2,138,181)
Total distributions	(7,904,895)	(16,589,396)
Share transactions
Proceeds from sales of shares	36,195,707	95,463,089
Reinvestment of distributions	5,263,476	11,076,509
Cost of shares redeemed	(36,639,290)	(106,669,870)
Net increase (decrease) in net assets resulting from share transactions	4,819,893	(130,272)
Redemption fees	–	3,239
Total increase (decrease) in net assets	11,908,919	(15,570,049)
Net Assets
Beginning of period	452,516,347	468,086,396
End of period	$464,425,266	$452,516,347
Other Information
Distributions in excess of net investment income end of period	$(14,376)	$(15,768)
Shares
Sold	3,275,429	8,373,079
Issued in reinvestment of distributions	476,366	976,965
Redeemed	(3,320,110)	(9,503,969)
Net increase (decrease)	431,685	(153,925)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.31	$11.34	$10.77	$11.47	$11.10
Income from Investment Operations
Net investment income (loss)A	.164	.336	.358	.373	.370	.387
Net realized and unrealized gain (loss)	.197	(.291)	.013	.615	(.654)	.395
Total from investment operations	.361	.045	.371	.988	(.284)	.782
Distributions from net investment income	(.164)	(.336)	(.358)	(.373)	(.370)	(.386)
Distributions from net realized gain	(.027)	(.049)	(.043)	(.045)	(.046)	(.026)
Total distributions	(.191)	(.385)	(.401)	(.418)	(.416)	(.412)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$11.14	$10.97	$11.31	$11.34	$10.77	$11.47
Total ReturnC,D	3.32%	.34%	3.33%	9.30%	(2.50)%	7.13%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%F	.49%	.49%	.49%	.49%	.48%
Net investment income (loss)	2.99%F	2.95%	3.17%	3.35%	3.33%	3.40%
Supplemental Data
Net assets, end of period (000 omitted)	$464,425	$452,516	$468,086	$452,845	$404,493	$487,622
Portfolio turnover rate	6%F	18%	17%	12%	9%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/17	% of fund's investments 12/31/16	% of fund's investments 6/30/16
1 - 7	85.2	77.3	77.3
8 - 30	1.9	1.9	0.5
31 - 60	6.8	8.6	9.3
61 - 90	2.0	2.1	2.1
91 - 180	4.1	5.4	6.1
>180	0.0	4.7	4.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Variable Rate Demand Notes (VRDNs)	44.5%
Tender Option Bond	36.0%
Other Municipal Security	11.3%
Investment Companies	8.2%

As of December 31, 2016
Variable Rate Demand Notes (VRDNs)	43.9%
Tender Option Bond	24.5%
Other Municipal Security	22.9%
Investment Companies	8.5%
Net Other Assets (Liabilities)	0.2%

Current And Historical 7-Day Yields

	6/30/17	3/31/17	12/31/16	9/30/16	6/30/16
Fidelity® Pennsylvania Municipal Money Market Fund	0.43%	0.40%	0.28%	0.30%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Pennsylvania Municipal Money Market Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 7/7/17, VRDN (a)(b)	$400,000	$400,000
Arkansas - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.1% 7/7/17, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.08% 7/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,500,000	2,500,000
		2,700,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.18% 7/3/17, VRDN (a)(b)	300,000	300,000
Series 1988, 1.18% 7/3/17, VRDN (a)(b)	200,000	200,000
Series 1993 C, 1.09% 7/7/17, VRDN (b)	100,000	100,000
Series 1994, 1.18% 7/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1.03% 7/7/17, VRDN (a)(b)	100,000	100,000
		900,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.96% 7/7/17, LOC PNC Bank NA, VRDN (a)(b)	1,325,000	1,325,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.1% 7/7/17, VRDN (a)(b)	400,000	400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 7/7/17, VRDN (b)	200,000	200,000
Series I, 1.05% 7/7/17, VRDN (b)	100,000	100,000
		700,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.05% 7/7/17, VRDN (b)	700,000	700,000
Series 2010 B1, 1.02% 7/7/17, VRDN (b)	180,000	180,000
		880,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 7/7/17, VRDN (a)(b)	400,000	400,000
Pennsylvania - 41.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	2,875,000	2,875,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	5,700,000	5,700,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	6,265,000	6,265,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.95% 7/7/17, LOC PNC Bank NA, VRDN (a)(b)	3,120,000	3,120,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 1.1% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	895,000	895,000
Chester County Health & Ed. Auth. Rev. 0.96% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,410,000	3,410,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.96% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,560,000	14,560,000
Haverford Township School District Series 2009, 0.92% 7/7/17, LOC TD Banknorth, NA, VRDN (b)	3,900,000	3,900,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.01% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,600,000	2,600,000
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (b)	7,100,000	7,100,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (b)	4,485,000	4,485,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.9% 7/7/17, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,905,000	11,905,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.99% 7/7/17, LOC PNC Bank NA, VRDN (a)(b)	400,000	400,000
Series 2004 B, 1.02% 7/7/17, LOC PNC Bank NA, VRDN (b)	500,000	500,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.93% 7/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	17,065,000	17,065,000
Series 2005 C2, 0.92% 7/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	8,360,000	8,360,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 1.01% 7/7/17, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,265,000	1,265,000
(The Franklin Institute Proj.) Series 2006, 0.94% 7/7/17, LOC Bank of America NA, VRDN (b)	3,245,000	3,245,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 0.91% 7/7/17, LOC Barclays Bank PLC, VRDN (b)	1,000,000	1,000,000
Philadelphia Gen. Oblig. Series 2009 B, 0.91% 7/7/17, LOC Barclays Bank PLC, VRDN (b)	13,100,000	13,100,000
Ridley School District Series 2009, 0.92% 7/7/17, LOC TD Banknorth, NA, VRDN (b)	5,380,000	5,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	4,650,000	4,650,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.99% 7/7/17, LOC Fannie Mae, VRDN (b)	10,575,000	10,575,000
		137,880,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 7/7/17, VRDN (a)(b)	600,000	600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.2% 7/7/17, VRDN (a)(b)	700,000	700,000
		1,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $146,485,000)		146,485,000

Tender Option Bond - 36.0%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	100,000	100,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	200,000	200,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	100,000	100,000
Pennsylvania - 35.8%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,785,000	1,785,000
Series Floaters XF 05 43, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (b)(c)	4,000,000	4,000,000
Series Floaters YX 10 49, 0.93% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,500,000	3,500,000
Series Putters 0047, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,605,000	4,605,000
0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,285,000	5,285,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.95% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	3,750,000	3,750,000
Northampton County Gen. Purp. College Rev. Participating VRDN:
Series Floaters XL 00 48, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,400,000	3,400,000
Series Floaters ZM 05 17, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,400,000	3,400,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.99% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	6,653,500	6,653,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 0.97% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,605,000	3,605,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,770,000	4,770,000
Series Floaters XF 05 34, 0.95% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	2,000,000	2,000,000
Series Floaters XF 24 54, 0.96% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,200,000	5,200,000
Series MS 3382, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	7,500,000	7,500,000
Series ROC II R 14070, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	8,000,000	8,000,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.09%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,100,000	1,100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	5,900,000	5,900,000
Participating VRDN:
Series Floaters XG 01 06, 0.98% 7/7/17 (Liquidity Facility Bank of America NA) (b)(c)	4,095,000	4,095,000
Series MS 3252, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XX 10 44, 0.96% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,330,000	3,330,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,750,000	1,750,000
Series Putters 14 XM0005, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,625,000	4,625,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 0.96% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,160,000	3,160,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,905,000	4,905,000
		117,523,500
TOTAL TENDER OPTION BOND
(Cost $118,223,500)		118,223,500

Other Municipal Security - 11.3%
Georgia - 0.9%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	1,785,000	1,785,000
Series 2010 A2, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	1,000,000	1,000,000
		2,785,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 7/13/17, CP mode	600,000	600,000
Series 1993 A, 1.05% tender 7/24/17, CP mode	200,000	200,000
		800,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B:
1.07% tender 7/20/17, CP mode	300,000	300,000
1.07% tender 8/2/17, CP mode	500,000	500,000
Series 1990 A:
1.05% tender 7/17/17, CP mode (a)	800,000	800,000
1.1% tender 7/24/17, CP mode (a)	300,000	300,000
Series A1, 1.08% tender 7/6/17, CP mode (a)	700,000	700,000
		2,600,000
Pennsylvania - 9.2%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2008 A, 5% 9/1/17	2,035,000	2,048,778
Pennsylvania Gen. Oblig. Bonds:
Series 2007 A, 5% 8/1/17	3,000,000	3,010,369
5%	1,125,000	1,125,000
5.375%	675,000	675,000
Philadelphia Arpt. Rev.:
Series B2, 0.98% 9/5/17, LOC PNC Bank NA, CP (a)	3,400,000	3,400,000
Series B3, 0.95% 8/3/17, LOC Wells Fargo Bank NA, CP (a)	3,000,000	3,000,000
1.04% 10/2/17, LOC Wells Fargo Bank NA, CP (a)	3,700,000	3,700,000
Philadelphia Gas Works Rev. Series 2, 0.89% 7/10/17, LOC PNC Bank NA, CP	3,400,000	3,400,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 14B2, 0.92% tender 8/9/17, CP mode	10,000,000	10,000,000
		30,359,147
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2017, 1.07% tender 7/12/17, CP mode (a)	400,000	400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 7/24/17, CP mode (a)	300,000	300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $37,244,147)		37,244,147
	Shares	Value

Investment Company - 8.2%
Fidelity Municipal Cash Central Fund, 0.95% (f)(g)
(Cost $26,854,393)	26,854,393	26,854,393
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $328,807,040)		328,807,040
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89,135)
NET ASSETS - 100%		$328,717,905

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,905,000 or 5.1% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,625,000 or 1.4% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.09%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16	$1,100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$5,900,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$4,905,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$132,284
Total	$132,284

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $301,952,647)	$301,952,647
Fidelity Central Funds (cost $26,854,393)	26,854,393
Total Investments (cost $328,807,040)		$328,807,040
Receivable for investments sold		2,237
Receivable for fund shares sold		67,687
Interest receivable		503,507
Distributions receivable from Fidelity Central Funds		15,920
Other receivables		30
Total assets		329,396,421
Liabilities
Payable to custodian bank	$50,355
Payable for fund shares redeemed	482,717
Distributions payable	4,658
Accrued management fee	140,554
Other affiliated payables	232
Total liabilities		678,516
Net Assets		$328,717,905
Net Assets consist of:
Paid in capital		$328,685,165
Distributions in excess of net investment income		(64)
Accumulated undistributed net realized gain (loss) on investments		32,804
Net Assets, for 328,435,119 shares outstanding		$328,717,905
Net Asset Value, offering price and redemption price per share ($328,717,905 ÷ 328,435,119 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$1,347,368
Income from Fidelity Central Funds		132,284
Total income		1,479,652
Expenses
Management fee	$917,918
Independent trustees' fees and expenses	715
Total expenses before reductions	918,633
Expense reductions	(6)	918,627
Net investment income (loss)		561,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,768
Fidelity Central Funds	2,113
Total net realized gain (loss)		30,881
Net increase in net assets resulting from operations		$591,906

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$561,025	$372,646
Net realized gain (loss)	30,881	35,340
Net increase in net assets resulting from operations	591,906	407,986
Distributions to shareholders from net investment income	(561,089)	(372,232)
Distributions to shareholders from net realized gain	–	(25,493)
Total distributions	(561,089)	(397,725)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	22,506,059	562,871,356
Reinvestment of distributions	533,862	376,905
Cost of shares redeemed	(99,878,667)	(889,433,202)
Net increase (decrease) in net assets and shares resulting from share transactions	(76,838,746)	(326,184,941)
Total increase (decrease) in net assets	(76,807,929)	(326,174,680)
Net Assets
Beginning of period	405,525,834	731,700,514
End of period	$328,717,905	$405,525,834
Other Information
Distributions in excess of net investment income end of period	$(64)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.15%	.09%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.35%	.06%	.07%	.11%	.18%
Expenses net of all reductions	.50%F	.35%	.06%	.07%	.11%	.18%
Net investment income (loss)	.31%F	.07%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$328,718	$405,526	$731,701	$760,467	$789,696	$788,486

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund and (the Money Market Fund)is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Pennsylvania Municipal Income Fund	$436,772,710	$19,250,421	$(2,976,197)	$16,274,224
Fidelity Pennsylvania Municipal Money Market Fund	$328,807,040	$–	$–	$–

Delayed Delivery Transactions and When-Issued Securities. During the period, the Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $16,403,783 and $12,236,469, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$803

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$1,666

In addition, through an arrangement with the Money Market Fund's custodian, $6 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$1,400

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,033.20	$2.47
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,001.50	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PFR-SANN-0817
1.705577.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017